UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02676

Fidelity School Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Series International Credit Fund

Annual Report
December 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Series International Credit Fund	-17.44%	0.14%	0.48%

A     From July 25, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series International Credit Fund, on July 25, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD) performed over the same period.

13,000
12,500
12,000
11,500
11,000
10,500
$10,000
2017
2018
2019
2020
2021
2022
Period Ending Values
$10,262 Fidelity® Series International Credit Fund
$10,349 Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD)

Management's Discussion of Fund Performance
Market Recap:
Asset prices around the world experienced a synchronous downturn for most of 2022, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other global central banks to aggressively tighten monetary policy. This led to a broad retreat from risk and declining prices for both stocks and bonds through September. In Q4, markets experienced a sharp reversal amid optimism on inflation and policy easing, and riskier assets rallied to cap a tumultuous year. Against this backdrop, global investment-grade bonds returned -14.22% in 2022, according to the Bloomberg Global Aggregate Credit Index (Hedged USD). For the full year, all major bond-market segments and maturity ranges experienced rising yields and falling prices. U.S credit outperformed European and most other regional credit, higher-rated bonds outperformed lower-rated securities, and shorter-duration debt outpaced longer-duration bonds. For most of the year, corporate-backed bonds materially underperformed government-backed bonds in an environment of widening credit spreads, but corporates rebounded strongly during the late-year market rally.
Comments from Co-Portfolio Managers Michael Foggin, Andrew Lewis and Lisa Easterbrook:
For the year, the fund returned -17.44%, notably lagging, net of fees, the -13.07% result of the benchmark, the Bloomberg Global Aggregate Credit Ex US Index (Hedged USD). At year-end, about 75% of the portfolio was in investment-grade corporate bond holdings, roughly equal to the benchmark index, and about 17% in investment-grade government bonds. The majority of holdings are concentrated in Europe. The fund's positioning in corporate debt, including an overweight in yield-advantaged but lower-rated BBB and BB bonds, detracted from performance versus the benchmark. Our security selection within corporates was the largest relative detractor. Specifically, an overweight in European property securities hurt most, with our debt holdings in three German property companies - Aroundtown, Grand City Properties and Adler Group - among the fund's largest individual detractors. Yield-curve positioning also hurt, as our preference for the belly of the duration curve hampered our result. Conversely, the fund's beta, a measurement of the portfolio's volatility relative to the overall market, was the primary contributor to performance versus the benchmark, as the fund added risk as spreads widened then reduced risk during the fourth-quarter rally. Top fund holdings at the end of the year included Credit Suisse, Volkswagen and AIB Group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary December 31, 2022 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 89.8%
Futures and Swaps - 34.9%
Currency Contracts - (17.7)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Schedule of Investments December 31, 2022
Showing Percentage of Net Assets
Nonconvertible Bonds - 56.7%
		Principal Amount (a)	Value ($)
Australia - 1.8%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (b)	EUR	150,000	130,863
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	700,000	560,298
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (b)	GBP	600,000	548,913
6.75% 12/2/44 (Reg. S) (b)		570,000	552,900
TOTAL AUSTRALIA			1,792,974
Bailiwick of Guernsey - 0.2%
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	300,000	249,653
Bailiwick of Jersey - 1.5%
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	650,000	630,243
7.125% 2/14/24	GBP	750,000	907,414
TOTAL BAILIWICK OF JERSEY			1,537,657
Cayman Islands - 0.4%
Alibaba Group Holding Ltd. 2.125% 2/9/31		200,000	157,752
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	208,000	214,301
TOTAL CAYMAN ISLANDS			372,053
Czech Republic - 0.1%
CEZ A/S 2.375% 4/6/27 (Reg. S)	EUR	150,000	144,837
Denmark - 1.1%
Danske Bank A/S 2.25% 1/14/28 (Reg. S) (b)	GBP	705,000	727,486
ORSTED A/S 5.125% 9/13/34 (Reg. S)	GBP	300,000	356,832
TOTAL DENMARK			1,084,318
France - 3.6%
BNP Paribas SA:
2.159% 9/15/29 (b)(c)		225,000	183,425
2.5% 3/31/32 (Reg. S) (b)	EUR	900,000	852,170
BPCE SA 1.5% 1/13/42 (Reg. S) (b)	EUR	800,000	717,261
Credit Agricole Assurances SA 4.75% 9/27/48 (b)	EUR	400,000	412,388
Credit Agricole SA 1.25% 10/2/24 (Reg. S)	GBP	100,000	113,343
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	200,000	166,684
Iliad SA:
1.5% 10/14/24 (Reg. S)	EUR	200,000	202,741
1.875% 2/11/28 (Reg. S)	EUR	200,000	176,021
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	100,000	103,339
1.75% 10/7/27 (Reg. S)	EUR	200,000	197,451
Societe Generale 4.75% 11/24/25 (c)		200,000	191,969
Valeo SA 1% 8/3/28 (Reg. S)	EUR	400,000	329,057
TOTAL FRANCE			3,645,849
Germany - 3.9%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	525,000	268,157
Bayer AG 3.75% 7/1/74 (Reg. S) (b)	EUR	500,000	512,696
Commerzbank AG 8.625% 2/28/33 (Reg. S) (b)	GBP	100,000	121,237
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (b)	EUR	400,000	395,142
4% 6/24/32 (Reg. S) (b)	EUR	800,000	757,661
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	500,000	395,390
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	1,250,000	1,218,437
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	300,000	261,789
TOTAL GERMANY			3,930,509
Greece - 0.2%
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (b)	EUR	250,000	216,820
Hong Kong - 0.2%
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (b)	EUR	300,000	248,635
Ireland - 6.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 6.5% 7/15/25		150,000	151,992
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (b)	EUR	1,000,000	976,250
2.25% 4/4/28 (Reg. S) (b)	EUR	1,200,000	1,146,054
2.875% 5/30/31 (Reg. S) (b)	EUR	250,000	240,102
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (b)	EUR	800,000	720,860
2.029% 9/30/27 (b)(c)		950,000	801,618
2.375% 10/14/29 (Reg. S) (b)	EUR	800,000	794,497
Cloverie PLC 4.5% 9/11/44 (Reg. S) (b)		902,000	852,390
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (b)		600,000	460,500
TOTAL IRELAND			6,144,263
Italy - 2.1%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	100,000	87,144
1.75% 7/30/31 (Reg. S)	EUR	175,000	139,189
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	300,000	244,019
Enel SpA 3.375% (Reg. S) (b)(d)	EUR	550,000	530,613
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (b)	EUR	1,050,000	944,184
5.861% 6/19/32 (b)(c)		200,000	175,575
TOTAL ITALY			2,120,724
Luxembourg - 3.6%
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	2,000,000	856,360
2.25% 4/27/27 (Reg. S)	EUR	200,000	73,861
Alpha Trains Finance SA 2.064% 6/30/30	EUR	802,000	805,325
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	1,050,000	819,264
1.75% 3/12/29 (Reg. S)	EUR	600,000	468,260
2.625% 10/20/28 (Reg. S)	GBP	250,000	225,939
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	500,000	390,982
TOTAL LUXEMBOURG			3,639,991
Mexico - 1.8%
Petroleos Mexicanos 6.5% 3/13/27		1,980,000	1,799,325
Netherlands - 3.3%
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (b)		964,000	882,060
5.75% 8/15/50 (Reg. S) (b)		1,300,000	1,238,250
JDE Peet's BV 2.25% 9/24/31 (c)		150,000	113,386
Technip Energies NV 1.125% 5/28/28	EUR	600,000	519,740
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	450,000	362,882
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	200,000	184,096
TOTAL NETHERLANDS			3,300,414
Portugal - 0.3%
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (b)	EUR	300,000	259,198
Spain - 0.9%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	900,000	801,430
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	100,000	123,574
TOTAL SPAIN			925,004
Sweden - 1.0%
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (b)	EUR	251,000	257,591
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	500,000	351,692
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	250,000	184,653
1.75% 1/14/25 (Reg. S)	EUR	200,000	182,409
TOTAL SWEDEN			976,345
Switzerland - 2.6%
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S) (b)	GBP	500,000	428,144
4.194% 4/1/31 (b)(c)		250,000	194,074
4.282% 1/9/28 (c)		298,000	246,998
6.5% 8/8/23 (Reg. S)		795,000	768,765
7.375% 9/7/33 (Reg. S) (b)	GBP	250,000	274,371
7.75% 3/1/29 (Reg. S) (b)	EUR	500,000	531,457
UBS Group AG 4.988% 8/5/33 (Reg. S) (b)		200,000	185,136
TOTAL SWITZERLAND			2,628,945
United Kingdom - 19.1%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	175,000	161,751
Barclays PLC:
2% 2/7/28 (Reg. S) (b)	EUR	500,000	530,954
5.262% 1/29/34 (Reg. S) (b)	EUR	190,000	200,812
7.437% 11/2/33 (b)		200,000	209,560
8.407% 11/14/32 (Reg. S) (b)	GBP	300,000	374,073
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	510,000	496,884
HSBC Holdings PLC:
5.402% 8/11/33 (b)		200,000	185,205
7.39% 11/3/28 (b)		350,000	367,833
8.201% 11/16/34 (Reg. S) (b)	GBP	400,000	500,404
Imperial Tobacco Finance PLC 3.5% 7/26/26 (c)		2,407,000	2,207,561
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	860,000	897,502
John Lewis PLC 6.125% 1/21/25	GBP	1,474,000	1,706,112
Lloyds Bank Corporate Markets PLC:
1.5% 6/23/23 (Reg. S)	GBP	130,000	154,932
1.75% 7/11/24 (Reg. S)	GBP	140,000	161,132
Lloyds Banking Group PLC:
1.985% 12/15/31 (b)	GBP	400,000	404,751
4.976% 8/11/33 (b)		200,000	183,638
M&G PLC 6.5% 10/20/48 (Reg. S) (b)		500,000	488,750
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	400,000	420,736
4.5% 7/10/27 (Reg. S)	GBP	520,000	538,411
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (b)	GBP	300,000	363,461
NatWest Group PLC:
2.105% 11/28/31 (Reg. S) (b)	GBP	650,000	650,832
3.619% 3/29/29 (Reg. S) (b)	GBP	600,000	632,817
3.622% 8/14/30 (Reg. S) (b)	GBP	250,000	277,873
7.416% 6/6/33 (Reg. S) (b)	GBP	300,000	365,249
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (b)	EUR	1,000,000	885,583
Prudential PLC 2.95% 11/3/33 (Reg. S) (b)		1,300,000	1,063,499
Rentokil Initial PLC 5% 6/27/32 (Reg. S)	GBP	300,000	341,119
Rolls-Royce PLC 3.375% 6/18/26	GBP	740,000	766,978
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	140,000	158,530
6.125% 2/26/24	GBP	65,000	79,280
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	130,000	151,569
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	400,000	321,714
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	200,000	213,803
4.5% 9/7/23 (Reg. S)	GBP	350,000	416,786
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	210,000	182,393
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (b)	GBP	400,000	447,340
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (b)	GBP	250,000	282,522
6.25% 10/3/78 (Reg. S) (b)		200,000	190,560
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	130,000	155,381
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	250,000	253,886
3.375% 10/16/25 (Reg. S)	GBP	800,000	891,238
TOTAL UNITED KINGDOM			19,283,414
United States of America - 2.9%
Blackstone Private Credit Fund 4.875% 4/14/26	GBP	800,000	866,326
Citigroup, Inc. 5.875% 7/1/24 (Reg. S)	GBP	200,000	242,559
Duke Energy Corp. 3.85% 6/15/34	EUR	550,000	543,962
MPT Operating Partnership LP/MPT Finance Corp. 2.5% 3/24/26	GBP	250,000	239,810
Southern Co. 1.875% 9/15/81 (b)	EUR	1,000,000	832,532
Wells Fargo & Co. 2.125% 12/20/23 (Reg. S)	GBP	130,000	153,163
TOTAL UNITED STATES OF AMERICA			2,878,352
TOTAL NONCONVERTIBLE BONDS (Cost $71,667,622)			57,179,280

U.S. Government and Government Agency Obligations - 2.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 2.1%
U.S. Treasury Bonds 3.25% 5/15/42 (e)	400,000	350,688
U.S. Treasury Notes 0.75% 3/31/26 (e)	1,960,000	1,756,727

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,354,218)		2,107,415

Foreign Government and Government Agency Obligations - 11.0%
		Principal Amount (a)	Value ($)
Germany - 5.3%
German Federal Republic:
0% 10/10/25 (Reg. S)	EUR	1,850,000	1,849,036
0% 8/15/31	EUR	1,050,000	911,688
0% 2/15/32 (Reg. S)	EUR	680,000	582,205
0% 5/15/35 (Reg. S)	EUR	1,350,000	1,053,691
1.25% 8/15/48	EUR	1,195,000	994,952
TOTAL GERMANY			5,391,572
United Kingdom - 5.7%
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	1,393,000	1,627,601
2.25% 9/7/23	GBP	3,407,000	4,080,248
TOTAL UNITED KINGDOM			5,707,849
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,527,497)			11,099,421

Preferred Securities - 25.0%
		Principal Amount (a)	Value ($)
Australia - 1.6%
QBE Insurance Group Ltd.:
5.25% (Reg. S) (b)(d)		1,100,000	986,388
5.875% (b)(c)(d)		650,000	618,015
TOTAL AUSTRALIA			1,604,403
Canada - 1.1%
Bank of Nova Scotia:
3 month U.S. LIBOR + 2.640% 6.5671% (b)(d)(f)		800,000	755,436
4.9% (b)(d)		350,000	336,849
TOTAL CANADA			1,092,285
Finland - 0.2%
Citycon Oyj 4.496% (Reg. S) (b)(d)	EUR	300,000	200,326
France - 4.5%
BNP Paribas SA 6.625% (Reg. S) (b)(d)		550,000	541,330
Danone SA 1.75% (Reg. S) (b)(d)	EUR	600,000	637,787
Electricite de France SA 5.25% (Reg. S) (b)(d)		2,300,000	2,351,187
Societe Generale 7.875% (Reg. S) (b)(d)		200,000	198,569
Veolia Environnement SA 2% (Reg. S) (b)(d)	EUR	900,000	803,272
TOTAL FRANCE			4,532,145
Germany - 1.1%
Bayer AG 2.375% 11/12/79 (Reg. S) (b)	EUR	1,100,000	1,071,810
Ireland - 0.4%
AIB Group PLC 6.25% (Reg. S) (b)(d)	EUR	450,000	450,630
Italy - 0.9%
Enel SpA 2.5% (Reg. S) (b)(d)	EUR	900,000	940,825
Luxembourg - 1.7%
Aroundtown SA 3.375% (Reg. S) (b)(d)	EUR	1,400,000	694,558
CPI Property Group SA 3.75% (Reg. S) (b)(d)	EUR	800,000	451,073
Grand City Properties SA 1.5% (Reg. S) (b)(d)	EUR	1,300,000	586,923
TOTAL LUXEMBOURG			1,732,554
Netherlands - 5.4%
AerCap Holdings NV 5.875% 10/10/79 (b)		1,050,000	970,039
AT Securities BV 5.25% (Reg. S) (b)(d)		750,000	362,752
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (b)(d)(f)	EUR	379,300	389,436
Telefonica Europe BV 3.875% (Reg. S) (b)(d)	EUR	500,000	490,118
Volkswagen International Finance NV:
3.375% (Reg. S) (b)(d)	EUR	100,000	103,419
3.748% (Reg. S) (b)(d)	EUR	300,000	272,535
3.875% (Reg. S) (b)(d)	EUR	900,000	817,477
4.625% (Reg. S) (b)(d)	EUR	1,900,000	2,000,011
TOTAL NETHERLANDS			5,405,787
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (b)(d)	EUR	400,000	411,251
Sweden - 1.5%
Heimstaden Bostad AB:
3.248% (Reg. S) (b)(d)	EUR	1,500,000	1,203,885
3.625% (Reg. S) (b)(d)	EUR	150,000	89,124
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (b)(d)	EUR	650,000	271,488
TOTAL SWEDEN			1,564,497
Switzerland - 1.9%
Credit Suisse Group AG 7.5% (Reg. S) (b)(d)		1,900,000	1,660,830
UBS Group AG 7% (Reg. S) (b)(d)		200,000	209,620
TOTAL SWITZERLAND			1,870,450
United Kingdom - 4.3%
Barclays PLC:
5.875% (Reg. S) (b)(d)	GBP	350,000	387,931
7.125% (b)(d)	GBP	200,000	228,991
8.875% (b)(d)	GBP	200,000	238,882
British American Tobacco PLC 3% (Reg. S) (b)(d)	EUR	1,900,000	1,575,666
HSBC Holdings PLC 6.375% (b)(d)		750,000	739,091
National Express Group PLC 4.25% (Reg. S) (b)(d)	GBP	190,000	196,936
SSE PLC:
3.74% (Reg. S) (b)(d)	GBP	400,000	451,831
4% (Reg. S) (b)(d)	EUR	500,000	501,915
TOTAL UNITED KINGDOM			4,321,243
TOTAL PREFERRED SECURITIES (Cost $33,355,087)			25,198,206

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (g) (Cost $3,368,958)	3,368,284	3,368,958

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.1%
Option with an exercise rate of 4.875% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	1/18/23	EUR	3,850,000	31,171
Option with an exercise rate of 5.25% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	1/18/23	EUR	3,950,000	14,804

TOTAL PURCHASED SWAPTIONS (Cost $117,306)				45,975
TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $123,390,688)	98,999,255
NET OTHER ASSETS (LIABILITIES) - 1.8%	1,790,155
NET ASSETS - 100.0%	100,789,410

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	8	Mar 2023	630,094	(37,935)	(37,935)
Eurex Euro-Bund Contracts (Germany)	22	Mar 2023	3,130,488	(196,878)	(196,878)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	6	Mar 2023	868,606	(133,414)	(133,414)
TME 10 Year Canadian Note Contracts (Canada)	36	Mar 2023	3,258,346	(63,086)	(63,086)

TOTAL BOND INDEX CONTRACTS					(431,313)

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	53	Mar 2023	10,869,141	12,732	12,732
CBOT 5-Year U.S. Treasury Note Contracts (United States)	88	Mar 2023	9,497,813	1,198	1,198
CBOT Long Term U.S. Treasury Bond Contracts (United States)	95	Mar 2023	11,907,656	(28,973)	(28,973)

TOTAL TREASURY CONTRACTS					(15,043)

TOTAL PURCHASED					(446,356)

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	10	Mar 2023	1,239,046	35,362	35,362
ICE Long Gilt Contracts (United Kingdom)	22	Mar 2023	2,657,030	161,269	161,269

TOTAL SOLD					196,631

TOTAL FUTURES CONTRACTS					(249,725)
The notional amount of futures purchased as a percentage of Net Assets is 39.8%
The notional amount of futures sold as a percentage of Net Assets is 3.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $47,301,355.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	19,000	USD	12,881	State Street Bank and Trust Co	1/03/23	55
EUR	122,000	USD	130,252	Bank of America, N.A.	1/12/23	419
EUR	64,000	USD	67,621	Brown Brothers Harriman & Co	1/12/23	927
EUR	55,000	USD	58,583	Brown Brothers Harriman & Co	1/12/23	326
EUR	810,000	USD	864,902	Brown Brothers Harriman & Co	1/12/23	2,667
EUR	89,000	USD	94,843	HSBC Bank	1/12/23	482
EUR	248,000	USD	264,007	JPMorgan Chase Bank, N.A.	1/12/23	1,619
EUR	98,000	USD	103,258	State Street Bank and Trust Co	1/12/23	1,707
EUR	90,000	USD	96,066	State Street Bank and Trust Co	1/12/23	331
EUR	70,000	USD	75,164	State Street Bank and Trust Co	1/12/23	(189)
GBP	72,000	USD	86,619	Brown Brothers Harriman & Co	1/12/23	446
GBP	248,000	USD	307,948	JPMorgan Chase Bank, N.A.	1/12/23	(8,059)
GBP	57,000	USD	69,254	JPMorgan Chase Bank, N.A.	1/12/23	(328)
USD	52,476	AUD	77,000	Bank of America, N.A.	1/12/23	33
USD	72,267	CAD	98,000	Bank of America, N.A.	1/12/23	(114)
USD	39,533	CAD	53,000	State Street Bank and Trust Co	1/12/23	388
USD	1,476,284	EUR	1,396,000	BNP Paribas S.A.	1/12/23	(18,934)
USD	44,111,369	EUR	41,533,000	Bank of America, N.A.	1/12/23	(373,503)
USD	205,268	EUR	193,000	Brown Brothers Harriman & Co	1/12/23	(1,449)
USD	234,457	EUR	220,000	Citibank, N. A.	1/12/23	(1,179)
USD	146,051	GBP	119,000	Bank of America, N.A.	1/12/23	2,152
USD	108,364	GBP	89,000	Bank of America, N.A.	1/12/23	743
USD	27,286,320	GBP	22,155,000	Brown Brothers Harriman & Co	1/12/23	495,859
USD	208,812	GBP	171,000	Brown Brothers Harriman & Co	1/12/23	2,034

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						106,433

Unrealized Appreciation						510,188
Unrealized Depreciation						(403,755)
For the period, the average contract value for forward foreign currency contracts was $80,107,820. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Intesa Sanpaolo SpA	Dec 2027	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	1,000,000	5,126	(6,103)	(977)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,732,621 or 4.7% of net assets.

(d)	Security is perpetual in nature with no stated maturity date.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,049,086.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	4,833,648	37,026,492	38,491,182	98,677	-	-	3,368,958	0.0%
Total	4,833,648	37,026,492	38,491,182	98,677	-	-	3,368,958

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	57,179,280	-	57,179,280	-

U.S. Government and Government Agency Obligations	2,107,415	-	2,107,415	-

Foreign Government and Government Agency Obligations	11,099,421	-	11,099,421	-

Preferred Securities	25,198,206	-	25,198,206	-

Money Market Funds	3,368,958	3,368,958	-	-

Purchased Swaptions	45,975	-	45,975	-
Total Investments in Securities:	98,999,255	3,368,958	95,630,297	-
Derivative Instruments:

Assets
Futures Contracts	210,561	210,561	-	-
Forward Foreign Currency Contracts	510,188	-	510,188	-
Swaps	5,126	-	5,126	-
Total Assets	725,875	210,561	515,314	-

Liabilities
Futures Contracts	(460,286)	(460,286)	-	-
Forward Foreign Currency Contracts	(403,755)	-	(403,755)	-
Total Liabilities	(864,041)	(460,286)	(403,755)	-
Total Derivative Instruments:	(138,166)	(249,725)	(111,559)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Purchased Swaptions (a)	45,975	0
Swaps (d)	5,126	0
Total Credit Risk	51,101	0
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	510,188	(403,755)
Total Foreign Exchange Risk	510,188	(403,755)
Interest Rate Risk
Futures Contracts (c)	210,561	(460,286)
Total Interest Rate Risk	210,561	(460,286)
Total Value of Derivatives	771,850	(864,041)

(a)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(d)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received (a) ($)	Collateral Pledged (a) ($)	Net (b) ($)
Brown Brothers Harriman & Co	502,259	(1,449)	-	-	500,810
Goldman Sachs Bank Usa	45,975	-	-	-	45,975
JPMorgan Chase Bank, N.A.	6,745	(8,387)	-	-	(1,642)
Bank of America, N.A.	3,347	(373,617)	-	-	(370,270)
State Street Bank and Trust Co	2,481	(189)	-	-	2,292
HSBC Bank	482	-	-	-	482
BNP Paribas S.A.	-	(18,934)	-	-	(18,934)
Citibank, N. A.	-	(1,179)	-	-	(1,179)
Exchange Traded Futures	210,561	(460,286)	-	249,725	-
Total	$771,850	$(864,041)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
			December 31, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $120,021,730)		95,630,297
Fidelity Central Funds (cost $3,368,958)		3,368,958

Total Investment in Securities (cost $123,390,688)			$98,999,255
Foreign currency held at value (cost $655,106)			655,244
Unrealized appreciation on forward foreign currency contracts			510,188
Dividends receivable			635
Interest receivable			1,070,873
Distributions receivable from Fidelity Central Funds			16,400
Bi-lateral OTC swaps, at value			5,126
Receivable from investment adviser for expense reductions			387
Total assets			101,258,108
Liabilities
Unrealized depreciation on forward foreign currency contracts		$403,755
Payable for daily variation margin on futures contracts		63,095
Other payables and accrued expenses		1,848
Total Liabilities			468,698
Net Assets			$100,789,410
Net Assets consist of:
Paid in capital			$128,382,331
Total accumulated earnings (loss)			(27,592,921)
Net Assets			$100,789,410
Net Asset Value , offering price and redemption price per share ($100,789,410 ÷ 13,098,572 shares)			$7.69

Statement of Operations
		Year ended December 31, 2022
Investment Income
Dividends		$1,419,107
Interest		1,935,353
Income from Fidelity Central Funds		98,677
Income before foreign taxes withheld		3,453,137
Less foreign taxes withheld		(36)
Total Income		3,453,101
Expenses
Custodian fees and expenses	4,192
Independent trustees' fees and expenses	351
Total expenses before reductions	4,543
Expense reductions	(1,379)
Total expenses after reductions		3,164
Net Investment income (loss)		3,449,937
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,330,278)
Forward foreign currency contracts	8,302,258
Foreign currency transactions	(349,280)
Futures contracts	(5,879,476)
Swaps	77,469
Total net realized gain (loss)		(179,307)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(22,773,544)
Forward foreign currency contracts	(1,311,859)
Assets and liabilities in foreign currencies	37,583
Futures contracts	(438,822)
Swaps	20,213
Total change in net unrealized appreciation (depreciation)		(24,466,429)
Net gain (loss)		(24,645,736)
Net increase (decrease) in net assets resulting from operations		$(21,195,799)
Statement of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,449,937	$3,085,510
Net realized gain (loss)	(179,307)	4,419,537
Change in net unrealized appreciation (depreciation)	(24,466,429)	(7,603,984)
Net increase (decrease) in net assets resulting from operations	(21,195,799)	(98,937)
Distributions to shareholders	(6,502,377)	(3,647,839)
Share transactions
Proceeds from sales of shares	1,114,765	-
Reinvestment of distributions	6,502,377	3,647,839
Cost of shares redeemed	(1,114,764)	-
Net increase (decrease) in net assets resulting from share transactions	6,502,378	3,647,839
Total increase (decrease) in net assets	(21,195,798)	(98,937)

Net Assets
Beginning of period	121,985,208	122,084,145
End of period	$100,789,410	$121,985,208

Other Information
Shares
Sold	139,903	-
Issued in reinvestment of distributions	799,064	364,389
Redeemed	(139,903)	-
Net increase (decrease)	799,064	364,389

Financial Highlights
Fidelity® Series International Credit Fund

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$10.23	$10.08	$9.50	$10.00
Income from Investment Operations
Net investment income (loss) A,B	.276	.255	.307	.271	.269
Net realized and unrealized gain (loss)	(1.988)	(.263)	.516	1.027	(.373)
Total from investment operations	(1.712)	(.008)	.823	1.298	(.104)
Distributions from net investment income	(.455)	(.197) C	(.423)	(.299) C	(.257)
Distributions from net realized gain	(.063)	(.105) C	(.250)	(.378) C	(.139)
Tax return of capital	-	-	-	(.041)	-
Total distributions	(.518)	(.302)	(.673)	(.718)	(.396)
Net asset value, end of period	$7.69	$9.92	$10.23	$10.08	$9.50
Total Return D	(17.44)%	(.07)%	8.33%	13.85%	(1.04)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% G	-% G	.01%	.01%	.01%
Expenses net of all reductions	-% G	-% G	.01%	.01%	.01%
Net investment income (loss)	3.20%	2.53%	3.00%	2.69%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$100,789	$121,985	$122,084	$112,608	$98,904
Portfolio turnover rate H	21%	65%	52%	88%	94%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended December 31, 2022

1. Organization.
Fidelity Series International Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, swap agreements, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$907,885
Gross unrealized depreciation	(21,279,656)
Net unrealized appreciation (depreciation)	$(20,371,771)
Tax Cost	$123,296,670

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(6,922,164)
Net unrealized appreciation (depreciation) on securities and other investments	$(20,344,797)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(2,388,472)
Long-term	(4,533,692)
Total capital loss carryforward	$(6,922,164)

The tax character of distributions paid was as follows:

	December 31, 2022	December 31, 2021
Ordinary Income	$5,727,508	$ 2,873,281
Long-term Capital Gains	774,869	774,558
Total	$6,502,377	$3,647,839

The Fund intends to elect to defer to its next fiscal year $325,961 of ordinary losses recognized during the period November 1, 2022 to December 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series International Credit Fund
Credit Risk
Purchased Options	$(221,780)	$963
Swaps	77,469	20,213
Total Credit Risk	(144,311)	21,176
Foreign Exchange Risk
Forward Foreign Currency Contracts	8,302,258	(1,311,859)
Total Foreign Exchange Risk	8,302,258	(1,311,859)
Interest Rate Risk
Futures Contracts	(5,879,476)	(438,822)
Total Interest Rate Risk	(5,879,476)	(438,822)
Totals	$2,278,471	$(1,729,505)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Credit Fund	22,755,375	20,505,386

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $957.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $422.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risks of Investing in European Countries.
There continues to be uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of investments in the region or with exposure to the region.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity School Street Trust and Shareholders of Fidelity Series International Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series International Credit Fund (one of the funds constituting Fidelity School Street Trust, referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 295 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022

Fidelity® Series International Credit Fund	-%- D
Actual		$ 1,000	$ 976.40	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.64% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,830,976 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series International Credit Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted Fidelity's resources devoted to non-U.S. offices and Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, and 529 plans. The Board noted there was a portfolio management change for the fund in October 2021.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through April 30, 2025.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9882621.105
SUN-ANN-0323
Fidelity® Global Credit Fund

Annual Report
December 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 30, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl.4.00% sales charge)	-23.14%	-1.79%	-0.75%
Class M (incl.4.00% sales charge)	-23.15%	-1.80%	-0.76%
Class C (incl. contingent deferred sales charge)	-21.22%	-1.71%	-0.94%
Fidelity® Global Credit Fund	-19.73%	-0.75%	-0.10%
Class I	-19.73%	-0.75%	-0.10%
Class Z	-19.67%	-0.68%	-0.07%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
Prior to June 1, 2017, the fund was named Fidelity® Global Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Global Credit Fund, a class of the fund, on December 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Global Aggregate Credit Index (Hedged USD) performed over the same period.

15,000
14,000
13,000
12,000
11,000
10,000
$9,100
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
Period Ending Values
$9,897 Fidelity® Global Credit Fund
$12,134 Bloomberg Global Aggregate Credit Index (Hedged USD)

Management's Discussion of Fund Performance
Market Recap:
Asset prices around the world experienced a synchronous downturn for most of 2022, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other global central banks to aggressively tighten monetary policy. This led to a broad retreat from risk and declining prices for both stocks and bonds through September. In Q4, markets experienced a sharp reversal amid optimism on inflation and policy easing, and riskier assets rallied to cap a tumultuous year. Against this backdrop, global investment-grade bonds returned -14.22% in 2022, according to the Bloomberg Global Aggregate Credit Index (Hedged USD). For the full year, all major bond-market segments and maturity ranges experienced rising yields and falling prices. U.S credit outperformed European and most other regional credit, higher-rated bonds outperformed lower-rated securities, and shorter-duration debt outpaced longer-duration bonds. For most of the year, corporate-backed bonds materially underperformed government-backed bonds in an environment of widening credit spreads, but corporates rebounded strongly during the late-year market rally.
Comments from Co-Portfolio Managers Michael Foggin, Andrew Lewis and Lisa Easterbrook:
For the year, the fund's share classes (excluding sales charges, if applicable) returned roughly -20%, notably lagging, net of fees, the -14.22% result of the benchmark, the Bloomberg Global Aggregate Credit Index (Hedged USD). At year-end, about 88% of the portfolio was in investment-grade corporate bond holdings and only about 5% in investment-grade government bonds. The fund's positioning in corporate debt, including an overweight in yield-advantaged but lower-rated BBB and BB bonds, detracted from performance versus the benchmark. Our security selection within corporates was the largest relative detractor. Specifically, an overweight in European property securities hurt most, with our debt holdings in three German property companies - Aroundtown, Grand City Properties and Adler Group - among the fund's largest individual relative detractors. Yield-curve positioning also hurt, as our preference for the belly of the duration curve hampered our result. Conversely, the fund's beta, a measurement of the portfolio's volatility relative to the overall market, was the primary contributor to performance versus the benchmark, as the fund added risk as spreads widened then reduced risk during the fourth-quarter rally. Top fund holdings at the end of the year were Credit Suisse, Volkswagen, AIB Group and QBE Insurance Group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary December 31, 2022 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 76.3%
Futures and Swaps - 31.2%
Currency Contracts - (56.8)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments December 31, 2022
Showing Percentage of Net Assets
Nonconvertible Bonds - 69.6%
		Principal Amount (a)	Value ($)
Australia - 2.7%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (b)	EUR	150,000	130,863
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	700,000	560,298
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (b)	GBP	700,000	640,399
6.75% 12/2/44 (Reg. S) (b)		975,000	945,750
TOTAL AUSTRALIA			2,277,310
Bailiwick of Guernsey - 0.3%
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	300,000	249,653
Bailiwick of Jersey - 1.6%
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	1,400,000	1,357,446
Canada - 0.1%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (c)		78,000	66,102
Cayman Islands - 0.6%
Avolon Holdings Funding Ltd.:
4.25% 4/15/26 (c)		545,000	494,070
4.375% 5/1/26 (c)		37,000	33,712
TOTAL CAYMAN ISLANDS			527,782
Czech Republic - 0.2%
CEZ A/S 2.375% 4/6/27 (Reg. S)	EUR	150,000	144,837
Denmark - 0.6%
Danske Bank A/S 2.25% 1/14/28 (Reg. S) (b)	GBP	490,000	505,628
France - 4.1%
BNP Paribas SA:
2.159% 9/15/29 (b)(c)		243,000	198,099
2.5% 3/31/32 (Reg. S) (b)	EUR	1,000,000	946,856
BPCE SA 1.5% 1/13/42 (Reg. S) (b)	EUR	800,000	717,261
Credit Agricole Assurances SA 4.75% 9/27/48 (b)	EUR	400,000	412,388
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	300,000	250,026
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	300,000	301,806
Societe Generale 4.75% 11/24/25 (c)		400,000	383,938
Valeo SA 1% 8/3/28 (Reg. S)	EUR	400,000	329,057
TOTAL FRANCE			3,539,431
Germany - 4.1%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	550,000	280,927
Bayer AG 3.75% 7/1/74 (Reg. S) (b)	EUR	550,000	563,966
Commerzbank AG 8.625% 2/28/33 (Reg. S) (b)	GBP	100,000	121,237
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (b)	EUR	200,000	197,571
4% 6/24/32 (Reg. S) (b)	EUR	900,000	852,368
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	500,000	395,390
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	850,000	828,537
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	300,000	261,789
TOTAL GERMANY			3,501,785
Greece - 0.3%
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (b)	EUR	300,000	260,184
Hong Kong - 0.3%
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (b)	EUR	300,000	248,635
Ireland - 7.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.3% 1/30/32		150,000	117,264
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (b)	EUR	800,000	781,000
2.25% 4/4/28 (Reg. S) (b)	EUR	1,300,000	1,241,558
2.875% 5/30/31 (Reg. S) (b)	EUR	250,000	240,102
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (b)	EUR	800,000	720,860
2.029% 9/30/27 (b)(c)		1,000,000	843,808
2.375% 10/14/29 (Reg. S) (b)	EUR	500,000	496,560
Cloverie PLC 4.5% 9/11/44 (Reg. S) (b)		1,445,000	1,365,525
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (b)		650,000	498,875
TOTAL IRELAND			6,305,552
Italy - 2.7%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	200,000	174,289
1.75% 7/30/31 (Reg. S)	EUR	200,000	159,074
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	200,000	162,679
Enel SpA 3.375% (Reg. S) (b)(d)	EUR	690,000	665,679
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (b)	EUR	700,000	629,456
5.861% 6/19/32 (b)(c)		600,000	526,725
TOTAL ITALY			2,317,902
Luxembourg - 2.9%
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	2,200,000	941,996
2.25% 4/27/27 (Reg. S)	EUR	200,000	73,861
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	700,000	546,176
1.75% 3/12/29 (Reg. S)	EUR	400,000	312,173
2.625% 10/20/28 (Reg. S)	GBP	250,000	225,939
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	550,000	430,080
TOTAL LUXEMBOURG			2,530,225
Mexico - 2.2%
Petroleos Mexicanos 6.5% 3/13/27		2,075,000	1,885,656
Netherlands - 3.5%
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (b)		649,000	593,835
5.75% 8/15/50 (Reg. S) (b)		1,250,000	1,190,625
Deutsche Annington Finance BV 5% 10/2/23 (c)		314,000	309,693
Technip Energies NV 1.125% 5/28/28	EUR	600,000	519,740
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	200,000	161,281
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	200,000	184,096
TOTAL NETHERLANDS			2,959,270
Portugal - 0.3%
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (e)(f)	EUR	200,000	25,691
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (b)	EUR	300,000	259,198
TOTAL PORTUGAL			284,889
Spain - 0.9%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	900,000	801,430
Sweden - 1.1%
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (b)	EUR	251,000	257,591
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	500,000	351,692
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	250,000	184,653
1.75% 1/14/25 (Reg. S)	EUR	200,000	182,409
TOTAL SWEDEN			976,345
Switzerland - 1.9%
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S) (b)	GBP	500,000	428,144
4.194% 4/1/31 (b)(c)		250,000	194,074
4.282% 1/9/28 (c)		323,000	267,719
6.537% 8/12/33 (b)(c)		250,000	219,348
7.375% 9/7/33 (Reg. S) (b)	GBP	100,000	109,748
7.75% 3/1/29 (Reg. S) (b)	EUR	200,000	212,583
UBS Group AG 4.988% 8/5/33 (Reg. S) (b)		200,000	185,136
TOTAL SWITZERLAND			1,616,752
United Kingdom - 13.3%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	175,000	161,751
Barclays PLC:
5.262% 1/29/34 (Reg. S) (b)	EUR	110,000	116,260
8.407% 11/14/32 (Reg. S) (b)	GBP	150,000	187,037
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	230,000	224,085
HSBC Holdings PLC:
5.402% 8/11/33 (b)		200,000	185,205
8.201% 11/16/34 (Reg. S) (b)	GBP	200,000	250,202
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	230,000	240,030
John Lewis PLC 6.125% 1/21/25	GBP	986,000	1,141,266
Lloyds Banking Group PLC:
1.985% 12/15/31 (b)	GBP	400,000	404,751
4.976% 8/11/33 (b)		200,000	183,638
M&G PLC 6.5% 10/20/48 (Reg. S) (b)		300,000	293,250
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	500,000	525,920
4.5% 7/10/27 (Reg. S)	GBP	250,000	258,851
NatWest Group PLC:
2.105% 11/28/31 (Reg. S) (b)	GBP	700,000	700,896
3.619% 3/29/29 (Reg. S) (b)	GBP	600,000	632,817
3.622% 8/14/30 (Reg. S) (b)	GBP	200,000	222,298
7.416% 6/6/33 (Reg. S) (b)	GBP	150,000	182,625
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (b)	EUR	1,050,000	929,862
Prudential PLC 2.95% 11/3/33 (Reg. S) (b)		1,500,000	1,227,114
Rentokil Initial PLC 5% 6/27/32 (Reg. S)	GBP	150,000	170,560
Rolls-Royce PLC 3.375% 6/18/26	GBP	590,000	611,510
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	100,000	113,236
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	450,000	361,928
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	300,000	320,704
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	210,000	182,393
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (b)	GBP	400,000	447,340
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (b)	GBP	200,000	226,018
6.25% 10/3/78 (Reg. S) (b)		650,000	619,320
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	250,000	253,886
TOTAL UNITED KINGDOM			11,374,753
United States of America - 18.5%
Air Lease Corp. 3.125% 12/1/30		275,000	227,892
American Airlines, Inc. 3.75% 4/15/27		125,569	111,993
Ares Capital Corp.:
2.15% 7/15/26		300,000	254,002
3.25% 7/15/25		375,000	345,064
4.25% 3/1/25		650,000	616,077
Blackstone Private Credit Fund 4.875% 4/14/26	GBP	800,000	866,326
Broadcom, Inc. 2.45% 2/15/31 (c)		274,000	215,808
Centene Corp.:
4.25% 12/15/27		570,000	534,582
4.625% 12/15/29		405,000	370,104
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.2% 3/15/28		500,000	459,557
Cleco Corporate Holdings LLC 3.375% 9/15/29		1,000,000	850,604
DCP Midstream Operating LP 5.375% 7/15/25		900,000	891,630
Discover Financial Services 6.7% 11/29/32		21,000	21,346
Duke Energy Corp. 3.85% 6/15/34	EUR	550,000	543,962
Elanco Animal Health, Inc. 6.4% 8/28/28 (b)		350,000	333,029
Hudson Pacific Properties LP 3.95% 11/1/27		700,000	595,608
Level 3 Financing, Inc. 3.4% 3/1/27 (c)		500,000	422,493
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	250,000	239,810
3.5% 3/15/31		385,000	263,911
NextEra Energy Partners LP 4.25% 9/15/24 (c)		50,000	46,485
Omega Healthcare Investors, Inc. 4.75% 1/15/28		900,000	829,289
Puget Energy, Inc. 4.1% 6/15/30		750,000	669,721
Sabra Health Care LP 3.2% 12/1/31		135,000	100,449
SITE Centers Corp. 4.7% 6/1/27		550,000	515,985
Southern Co. 1.875% 9/15/81 (b)	EUR	1,100,000	915,785
The AES Corp. 2.45% 1/15/31		715,000	568,798
The Boeing Co. 5.15% 5/1/30		450,000	439,038
Time Warner Cable LLC 5.875% 11/15/40		400,000	348,491
Toll Brothers Finance Corp. 4.875% 3/15/27		650,000	620,642
Universal Health Services, Inc. 2.65% 10/15/30		1,000,000	795,873
Vontier Corp. 2.4% 4/1/28		1,000,000	799,036
Vornado Realty LP 3.4% 6/1/31		114,000	84,762
Western Gas Partners LP 4.3% 2/1/30		376,000	328,218
Zions Bancorp NA 3.25% 10/29/29		750,000	612,900
TOTAL UNITED STATES OF AMERICA			15,839,270
TOTAL NONCONVERTIBLE BONDS (Cost $76,069,299)			59,570,837

Preferred Securities - 25.2%
		Principal Amount (a)	Value ($)
Australia - 1.2%
QBE Insurance Group Ltd.:
5.25% (Reg. S) (b)(d)		600,000	538,030
5.875% (b)(c)(d)		505,000	480,150
TOTAL AUSTRALIA			1,018,180
Canada - 0.8%
Bank of Nova Scotia:
3 month U.S. LIBOR + 2.640% 6.5671% (b)(d)(g)		450,000	424,933
4.9% (b)(d)		250,000	240,606
TOTAL CANADA			665,539
Finland - 0.3%
Citycon Oyj 4.496% (Reg. S) (b)(d)	EUR	350,000	233,713
France - 4.4%
BNP Paribas SA 6.625% (Reg. S) (b)(d)		450,000	442,906
Electricite de France SA:
5.25% (Reg. S) (b)(d)		1,950,000	1,993,391
5.625% (Reg. S) (b)(d)		320,000	311,173
Societe Generale 7.875% (Reg. S) (b)(d)		200,000	198,569
Veolia Environnement SA 2% (Reg. S) (b)(d)	EUR	900,000	803,272
TOTAL FRANCE			3,749,311
Germany - 1.3%
Bayer AG 2.375% 11/12/79 (Reg. S) (b)	EUR	1,200,000	1,169,247
Ireland - 0.5%
AIB Group PLC 6.25% (Reg. S) (b)(d)	EUR	450,000	450,630
Italy - 0.4%
Enel SpA 2.5% (Reg. S) (b)(d)	EUR	300,000	313,608
Luxembourg - 2.2%
Aroundtown SA 3.375% (Reg. S) (b)(d)	EUR	1,600,000	793,781
CPI Property Group SA 3.75% (Reg. S) (b)(d)	EUR	850,000	479,265
Grand City Properties SA 1.5% (Reg. S) (b)(d)	EUR	1,400,000	632,071
TOTAL LUXEMBOURG			1,905,117
Netherlands - 4.9%
AerCap Holdings NV 5.875% 10/10/79 (b)		650,000	600,500
AT Securities BV 5.25% (Reg. S) (b)(d)		500,000	241,835
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (b)(d)(g)	EUR	341,400	350,524
Volkswagen International Finance NV:
3.375% (Reg. S) (b)(d)	EUR	200,000	206,838
3.748% (Reg. S) (b)(d)	EUR	300,000	272,535
3.875% (Reg. S) (b)(d)	EUR	800,000	726,646
4.625% (Reg. S) (b)(d)	EUR	1,750,000	1,842,115
TOTAL NETHERLANDS			4,240,993
Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (b)(d)	EUR	400,000	411,251
Sweden - 1.2%
Heimstaden Bostad AB:
3.248% (Reg. S) (b)(d)	EUR	900,000	722,331
3.625% (Reg. S) (b)(d)	EUR	150,000	89,124
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (b)(d)	EUR	450,000	187,953
TOTAL SWEDEN			999,408
Switzerland - 2.3%
Credit Suisse Group AG 7.5% (Reg. S) (b)(d)		2,000,000	1,748,242
UBS Group AG 7% (Reg. S) (b)(d)		200,000	209,620
TOTAL SWITZERLAND			1,957,862
United Kingdom - 5.2%
Barclays PLC:
5.875% (Reg. S) (b)(d)	GBP	250,000	277,093
7.125% (b)(d)	GBP	200,000	228,991
8.875% (b)(d)	GBP	200,000	238,882
British American Tobacco PLC 3% (Reg. S) (b)(d)	EUR	2,100,000	1,741,526
HSBC Holdings PLC 6.375% (b)(d)		700,000	689,819
National Express Group PLC 4.25% (Reg. S) (b)(d)	GBP	200,000	207,301
SSE PLC:
3.74% (Reg. S) (b)(d)	GBP	400,000	451,831
4% (Reg. S) (b)(d)	EUR	600,000	602,298
TOTAL UNITED KINGDOM			4,437,741
TOTAL PREFERRED SECURITIES (Cost $29,177,738)			21,552,600

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (h) (Cost $1,823,614)	1,823,249	1,823,614

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)(i)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 4.875% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	1/18/23	EUR	3,350,000	27,123
Option with an exercise rate of 5.25% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	1/18/23	EUR	3,400,000	12,743

TOTAL PURCHASED SWAPTIONS (Cost $101,421)				39,866
TOTAL INVESTMENT IN SECURITIES - 96.9% (Cost $107,172,072)	82,986,917
NET OTHER ASSETS (LIABILITIES) - 3.1%	2,627,128
NET ASSETS - 100.0%	85,614,045

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	4	Mar 2023	315,047	(18,968)	(18,968)
Eurex Euro-Bund Contracts (Germany)	19	Mar 2023	2,703,603	(164,315)	(164,315)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	7	Mar 2023	1,013,374	(181,550)	(181,550)
TME 10 Year Canadian Note Contracts (Canada)	18	Mar 2023	1,629,173	(31,077)	(31,077)

TOTAL BOND INDEX CONTRACTS					(395,910)

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	45	Mar 2023	9,228,516	10,810	10,810
CBOT 5-Year U.S. Treasury Note Contracts (United States)	41	Mar 2023	4,425,117	559	559
CBOT Long Term U.S. Treasury Bond Contracts (United States)	88	Mar 2023	11,030,250	(26,184)	(26,184)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	44	Mar 2023	5,909,750	11,934	11,934

TOTAL TREASURY CONTRACTS					(2,881)

TOTAL PURCHASED					(398,791)

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	51	Mar 2023	6,319,134	198,819	198,819
ICE Long Gilt Contracts (United Kingdom)	19	Mar 2023	2,294,708	139,828	139,828

TOTAL SOLD					338,647

TOTAL FUTURES CONTRACTS					(60,144)
The notional amount of futures purchased as a percentage of Net Assets is 42.3%
The notional amount of futures sold as a percentage of Net Assets is 10.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $51,626,649.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	408,000	USD	435,654	Brown Brothers Harriman & Co	1/12/23	1,344
EUR	49,000	USD	51,772	Brown Brothers Harriman & Co	1/12/23	710
EUR	79,000	USD	84,316	Brown Brothers Harriman & Co	1/12/23	299
EUR	72,000	USD	76,691	Brown Brothers Harriman & Co	1/12/23	426
EUR	85,000	USD	90,581	HSBC Bank	1/12/23	460
EUR	43,000	USD	45,676	JPMorgan Chase Bank, N.A.	1/12/23	380
EUR	126,000	USD	134,133	JPMorgan Chase Bank, N.A.	1/12/23	822
EUR	100,000	USD	105,365	State Street Bank and Trust Co	1/12/23	1,742
GBP	41,000	USD	49,324	Brown Brothers Harriman & Co	1/12/23	254
GBP	146,000	USD	181,292	JPMorgan Chase Bank, N.A.	1/12/23	(4,744)
USD	26,579	AUD	39,000	Bank of America, N.A.	1/12/23	16
USD	26,547	CAD	36,000	Bank of America, N.A.	1/12/23	(42)
USD	35,057	CAD	47,000	State Street Bank and Trust Co	1/12/23	344
USD	34,673,726	EUR	32,647,000	Bank of America, N.A.	1/12/23	(293,592)
USD	96,784	EUR	91,000	Brown Brothers Harriman & Co	1/12/23	(683)
USD	138,543	EUR	130,000	Citibank, N. A.	1/12/23	(697)
USD	48,703	GBP	40,000	Bank of America, N.A.	1/12/23	334
USD	14,578,568	GBP	11,837,000	Brown Brothers Harriman & Co	1/12/23	264,928

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(27,699)

Unrealized Appreciation						272,059
Unrealized Depreciation						(299,758)
For the period, the average contract value for forward foreign currency contracts was $66,122,849. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Intesa Sanpaolo SpA	Dec 2027	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	900,000	4,613	(5,492)	(879)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,702,224 or 5.5% of net assets.

(d)	Security is perpetual in nature with no stated maturity date.
(e)	Non-income producing - Security is in default.
(f)	Level 3 security
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	For the period, the average monthly notional amount for purchased swaptions was $9,233,835.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	6,830,253	44,561,428	49,568,067	28,190	-	-	1,823,614	0.0%
Fidelity Securities Lending Cash Central Fund 4.37%	-	1,518,828	1,518,828	1,719	-	-	-	0.0%
Total	6,830,253	46,080,256	51,086,895	29,909	-	-	1,823,614

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	59,570,837	-	59,545,146	25,691

Preferred Securities	21,552,600	-	21,552,600	-

Money Market Funds	1,823,614	1,823,614	-	-

Purchased Swaptions	39,866	-	39,866	-
Total Investments in Securities:	82,986,917	1,823,614	81,137,612	25,691
Derivative Instruments:

Assets
Futures Contracts	361,950	361,950	-	-
Swaps	4,613	-	4,613	-
Forward Foreign Currency Contracts	272,059	-	272,059	-
Total Assets	638,622	361,950	276,672	-

Liabilities
Futures Contracts	(422,094)	(422,094)	-	-
Forward Foreign Currency Contracts	(299,758)	-	(299,758)	-
Total Liabilities	(721,852)	(422,094)	(299,758)	-
Total Derivative Instruments:	(83,230)	(60,144)	(23,086)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Purchased Swaptions (a)	39,866	0
Swaps (b)	4,613	0
Total Credit Risk	44,479	0
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	272,059	(299,758)
Total Foreign Exchange Risk	272,059	(299,758)
Interest Rate Risk
Futures Contracts (d)	361,950	(422,094)
Total Interest Rate Risk	361,950	(422,094)
Total Value of Derivatives	678,488	(721,852)

(a)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received (a) ($)	Collateral Pledged (a) ($)	Net (b) ($)
Brown Brothers Harriman & Co	267,961	(683)	-	-	267,278
Goldman Sachs Bank U.S.A.	39,866	-	-	-	39,866
JPMorgan Chase Bank, N.A.	5,815	(4,744)	-	-	1,071
State Street Bank and Trust Co	2,086	-	-	-	2,086
HSBC Bank	460	-	-	-	460
Bank of America, N.A.	350	(293,634)	-	-	(293,284)
Citibank, N. A.	-	(697)	-	-	(697)
Exchange Traded Futures	361,950	(422,094)	-	60,144	-
Total	$678,488	$(721,852)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
			December 31, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $105,348,458)		81,163,303
Fidelity Central Funds (cost $1,823,614)		1,823,614

Total Investment in Securities (cost $107,172,072)			$82,986,917
Segregated cash with brokers for derivative instruments			1,063,090
Foreign currency held at value (cost $765,048)			767,414
Unrealized appreciation on forward foreign currency contracts			272,059
Receivable for fund shares sold			72,551
Interest receivable			952,879
Distributions receivable from Fidelity Central Funds			9,876
Bi-lateral OTC swaps, at value			4,613
Prepaid expenses			103
Receivable from investment adviser for expense reductions			22,307
Total assets			86,151,809
Liabilities
Unrealized depreciation on forward foreign currency contracts		$299,758
Payable for fund shares redeemed		15,430
Accrued management fee		40,065
Distribution and service plan fees payable		2,470
Payable for daily variation margin on futures contracts		70,081
Other affiliated payables		13,070
Audit fee payable		94,658
Other payables and accrued expenses		2,232
Total Liabilities			537,764
Net Assets			$85,614,045
Net Assets consist of:
Paid in capital			$116,419,526
Total accumulated earnings (loss)			(30,805,481)
Net Assets			$85,614,045

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($4,778,139 ÷ 651,053 shares) (a)			$7.34
Maximum offering price per share (100/96.00 of $7.34)			$7.65
Class M :
Net Asset Value and redemption price per share ($1,366,350 ÷ 186,138 shares) (a)			$7.34
Maximum offering price per share (100/96.00 of $7.34)			$7.65
Class C :
Net Asset Value and offering price per share ($1,298,066 ÷ 176,689 shares) (a)			$7.35
Global Credit :
Net Asset Value , offering price and redemption price per share ($40,426,147 ÷ 5,504,956 shares)			$7.34
Class I :
Net Asset Value , offering price and redemption price per share ($4,699,543 ÷ 640,191 shares)			$7.34
Class Z :
Net Asset Value , offering price and redemption price per share ($33,045,800 ÷ 4,484,311 shares)			$7.37
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended December 31, 2022
Investment Income
Dividends		$1,227,047
Interest		2,278,535
Income from Fidelity Central Funds (including $1,719 from security lending)		29,909
Income before foreign taxes withheld		3,535,491
Less foreign taxes withheld		(71)
Total Income		3,535,420
Expenses
Management fee	$581,300
Transfer agent fees	129,227
Distribution and service plan fees	33,849
Accounting fees	53,850
Custodian fees and expenses	3,600
Independent trustees' fees and expenses	352
Registration fees	87,147
Audit	106,234
Legal	1,360
Miscellaneous	528
Total expenses before reductions	997,447
Expense reductions	(258,992)
Total expenses after reductions		738,455
Net Investment income (loss)		2,796,965
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,628,259)
Forward foreign currency contracts	7,918,580
Foreign currency transactions	(203,818)
Futures contracts	(7,197,535)
Swaps	90,213
Total net realized gain (loss)		(4,020,819)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(22,297,469)
Forward foreign currency contracts	(1,267,639)
Assets and liabilities in foreign currencies	33,591
Futures contracts	(335,204)
Swaps	12,153
Total change in net unrealized appreciation (depreciation)		(23,854,568)
Net gain (loss)		(27,875,387)
Net increase (decrease) in net assets resulting from operations		$(25,078,422)
Statement of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,796,965	$2,379,097
Net realized gain (loss)	(4,020,819)	3,430,735
Change in net unrealized appreciation (depreciation)	(23,854,568)	(6,669,910)
Net increase (decrease) in net assets resulting from operations	(25,078,422)	(860,078)
Distributions to shareholders	(5,718,208)	(3,187,421)
Share transactions - net increase (decrease)	(16,078,546)	17,880,387
Total increase (decrease) in net assets	(46,875,176)	13,832,888

Net Assets
Beginning of period	132,489,221	118,656,333
End of period	$85,614,045	$132,489,221

Financial Highlights
Fidelity Advisor® Global Credit Fund Class A

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.72	$10.02	$9.61	$8.70	$9.19
Income from Investment Operations
Net investment income (loss) A,B	.197	.159	.210	.214	.214
Net realized and unrealized gain (loss)	(2.118)	(.236)	.547	1.031	(.493)
Total from investment operations	(1.921)	(.077)	.757	1.245	(.279)
Distributions from net investment income	(.408)	(.133) C	(.255) C	(.224) C	(.178)
Distributions from net realized gain	(.051)	(.090) C	(.092) C	(.102) C	-
Tax return of capital	-	-	-	(.009)	(.033)
Total distributions	(.459)	(.223)	(.347)	(.335)	(.211)
Net asset value, end of period	$7.34	$9.72	$10.02	$9.61	$8.70
Total Return D,E	(19.93)%	(.76)%	8.00%	14.37%	(3.05)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.24%	1.20%	1.27%	1.49%	1.50%
Expenses net of fee waivers, if any	.95%	.99%	1.00%	1.00%	1.00%
Expenses net of all reductions	.95%	.99%	1.00%	1.00%	1.00%
Net investment income (loss)	2.38%	1.61%	2.14%	2.28%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$4,778	$5,643	$4,643	$4,739	$3,830
Portfolio turnover rate H	19%	57%	59%	85%	83%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Credit Fund Class M

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.72	$10.02	$9.60	$8.70	$9.19
Income from Investment Operations
Net investment income (loss) A,B	.199	.159	.210	.214	.214
Net realized and unrealized gain (loss)	(2.121)	(.237)	.556	1.021	(.494)
Total from investment operations	(1.922)	(.078)	.766	1.235	(.280)
Distributions from net investment income	(.407)	(.132) C	(.254) C	(.224) C	(.177)
Distributions from net realized gain	(.051)	(.090) C	(.092) C	(.102) C	-
Tax return of capital	-	-	-	(.009)	(.033)
Total distributions	(.458)	(.222)	(.346)	(.335)	(.210)
Net asset value, end of period	$7.34	$9.72	$10.02	$9.60	$8.70
Total Return D,E	(19.94)%	(.77)%	8.10%	14.25%	(3.06)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.29%	1.27%	1.35%	1.57%	1.58%
Expenses net of fee waivers, if any	.95%	.99%	1.00%	1.00%	1.00%
Expenses net of all reductions	.95%	.99%	1.00%	1.00%	1.00%
Net investment income (loss)	2.38%	1.61%	2.14%	2.28%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,366	$1,983	$2,062	$1,939	$1,757
Portfolio turnover rate H	19%	57%	59%	85%	83%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Credit Fund Class C

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.72	$10.03	$9.61	$8.70	$9.17
Income from Investment Operations
Net investment income (loss) A,B	.137	.085	.136	.143	.147
Net realized and unrealized gain (loss)	(2.112)	(.246)	.561	1.027	(.489)
Total from investment operations	(1.975)	(.161)	.697	1.170	(.342)
Distributions from net investment income	(.344)	(.075) C	(.185) C	(.150) C	(.108)
Distributions from net realized gain	(.051)	(.074) C	(.092) C	(.102) C	-
Tax return of capital	-	-	-	(.007)	(.020)
Total distributions	(.395)	(.149)	(.277)	(.260) D	(.128)
Net asset value, end of period	$7.35	$9.72	$10.03	$9.61	$8.70
Total Return E,F	(20.47)%	(1.60)%	7.33%	13.47%	(3.74)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.04%	2.02%	2.10%	2.33%	2.31%
Expenses net of fee waivers, if any	1.70%	1.74%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.70%	1.74%	1.75%	1.75%	1.75%
Net investment income (loss)	1.64%	.86%	1.39%	1.53%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$1,298	$2,126	$2,398	$2,090	$2,290
Portfolio turnover rate I	19%	57%	59%	85%	83%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Global Credit Fund

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.72	$10.03	$9.61	$8.70	$9.19
Income from Investment Operations
Net investment income (loss) A,B	.221	.183	.234	.238	.237
Net realized and unrealized gain (loss)	(2.122)	(.247)	.556	1.030	(.495)
Total from investment operations	(1.901)	(.064)	.790	1.268	(.258)
Distributions from net investment income	(.428)	(.156) C	(.278) C	(.246) C	(.196)
Distributions from net realized gain	(.051)	(.090) C	(.092) C	(.102) C	-
Tax return of capital	-	-	-	(.010)	(.036)
Total distributions	(.479)	(.246)	(.370)	(.358)	(.232)
Net asset value, end of period	$7.34	$9.72	$10.03	$9.61	$8.70
Total Return D	(19.73)%	(.63)%	8.36%	14.64%	(2.82)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.94%	.90%	.95%	1.10%	1.18%
Expenses net of fee waivers, if any	.70%	.74%	.75%	.75%	.75%
Expenses net of all reductions	.70%	.74%	.75%	.75%	.75%
Net investment income (loss)	2.64%	1.86%	2.39%	2.53%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$40,426	$65,990	$96,584	$61,759	$30,263
Portfolio turnover rate G	19%	57%	59%	85%	83%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Credit Fund Class I

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.72	$10.02	$9.61	$8.70	$9.19
Income from Investment Operations
Net investment income (loss) A,B	.220	.184	.234	.239	.237
Net realized and unrealized gain (loss)	(2.121)	(.238)	.546	1.029	(.495)
Total from investment operations	(1.901)	(.054)	.780	1.268	(.258)
Distributions from net investment income	(.428)	(.156) C	(.278) C	(.246) C	(.196)
Distributions from net realized gain	(.051)	(.090) C	(.092) C	(.102) C	-
Tax return of capital	-	-	-	(.010)	(.036)
Total distributions	(.479)	(.246)	(.370)	(.358)	(.232)
Net asset value, end of period	$7.34	$9.72	$10.02	$9.61	$8.70
Total Return D	(19.73)%	(.53)%	8.25%	14.64%	(2.82)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.93%	.91%	.97%	1.03%	1.14%
Expenses net of fee waivers, if any	.70%	.74%	.75%	.75%	.75%
Expenses net of all reductions	.70%	.74%	.75%	.75%	.75%
Net investment income (loss)	2.64%	1.86%	2.39%	2.53%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$4,700	$8,005	$9,952	$4,309	$1,265
Portfolio turnover rate G	19%	57%	59%	85%	83%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Credit Fund Class Z

Years ended December 31,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$9.75	$10.04	$9.61	$8.70	$8.92
Income from Investment Operations
Net investment income (loss) B,C	.228	.191	.244	.247	.065
Net realized and unrealized gain (loss)	(2.129)	(.235)	.556	1.021	(.164)
Total from investment operations	(1.901)	(.044)	.800	1.268	(.099)
Distributions from net investment income	(.428)	(.156) D	(.278) D	(.246) D	(.102)
Distributions from net realized gain	(.051)	(.090) D	(.092) D	(.102) D	-
Tax return of capital	-	-	-	(.010)	(.019)
Total distributions	(.479)	(.246)	(.370)	(.358)	(.121)
Net asset value, end of period	$7.37	$9.75	$10.04	$9.61	$8.70
Total Return E,F	(19.67)%	(.42)%	8.46%	14.64%	(1.11)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.84%	.78%	.91%	1.05%	.95% I
Expenses net of fee waivers, if any	.61%	.64%	.66%	.66%	.66% I
Expenses net of all reductions	.61%	.64%	.66%	.66%	.66% I
Net investment income (loss)	2.73%	1.96%	2.48%	2.61%	2.97% I
Supplemental Data
Net assets, end of period (000 omitted)	$33,046	$48,742	$3,017	$3,004	$100
Portfolio turnover rate J	19%	57%	59%	85%	83%

A For the period October 2, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended December 31, 2022

1. Organization.
Fidelity Global Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Credit, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation.   Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, swaps, foreign currency transactions, market discount, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$66,351
Gross unrealized depreciation	(20,381,529)
Net unrealized appreciation (depreciation)	$(20,315,178)
Tax Cost	$107,113,981

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(10,129,581)
Net unrealized appreciation (depreciation) on securities and other investments	$(20,291,806)

The Fund intends to elect to defer to its next fiscal year $384,093 of ordinary losses recognized during the period November 1, 2022 to December 31, 2022.

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(3,748,594)
Long-term	(6,380,987)
Total capital loss carryforward	$(10,129,581)

The tax character of distributions paid was as follows:

	December 31, 2022	December 31, 2021
Ordinary Income	$5,027,639	$2,308,322
Long-term Capital Gains	690,569	879,099
Total	$5,718,208	$3,187,421

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Global Credit Fund
Credit Risk
Purchased Options	$(199,575)	$17,420
Swaps	90,213	12,153
Total Credit Risk	(109,362)	29,573
Foreign Exchange Risk
Forward Foreign Currency Contracts	7,918,580	(1,267,639)
Total Foreign Exchange Risk	7,918,580	(1,267,639)
Interest Rate Risk
Futures Contracts	(7,197,535)	(335,204)
Total Interest Rate Risk	(7,197,535)	(335,204)
Totals	$611,683	$(1,573,270)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Credit Fund	16,796,898	31,844,147

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

During November 2022, the Board approved changes to the management fee effective January 1, 2023. The Fund will pay a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, the investment adviser will pay all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$13,703	$-
Class M	- %	.25%	3,941	1,462
Class C	.75%	.25%	16,205	5,631
			$33,849	$7,093

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$861
Class M	103
Class C A	21
$985

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$10,921.20
Class M	3,975.25
Class C	4,082.25
Global Credit	81,114.16
Class I	9,327.15
Class Z	19,808.05
	$129,227

During November 2022, the Board approved changes to the transfer agent fees for Global Credit class effective January 1, 2023. Global Credit class will pay an asset-based fee only that is based on an annual rate of .10% of Global Credit's average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Global Credit Fund	.05

Effective January 1, 2023, accounting fees, which are a fund-level expense, will be paid by the investment adviser and not by the Fund.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Global Credit Fund	$199

Effective January 1, 2023, commitment fees, which are a fund-level expense, will be paid by the investment adviser and not by the Fund.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Global Credit Fund	$182	$-	$-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.95%	$15,617
Class M	.95%	5,332
Class C	1.70%	5,502
Global Credit	.70%	125,930
Class I	.70%	14,852
Class Z	.61%	89,621
		$256,854

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested   U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $135.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,003.

Effective January 1, 2023, the investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

Expense Limitations
Class A	.75%
Class M	.75%
Class C	1.50%
Global Credit	.50%
Class I	.50%
Class Z	.41%

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
Fidelity Global Credit Fund
Distributions to shareholders
Class A	$300,116	$112,052
Class M	84,332	45,256
Class C	72,796	34,054
Global Credit	2,764,360	2,003,204
Class I	326,732	228,891
Class Z	2,169,872	763,964
Total	$5,718,208	$3,187,421

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021
Fidelity Global Credit Fund
Class A
Shares sold	207,668	216,574	$1,808,338	$2,128,054
Reinvestment of distributions	38,368	11,297	297,448	110,222
Shares redeemed	(175,667)	(110,423)	(1,418,729)	(1,084,884)
Net increase (decrease)	70,369	117,448	$687,057	$1,153,392
Class M
Shares sold	12,702	24,167	$107,139	$238,385
Reinvestment of distributions	10,842	4,584	84,273	44,733
Shares redeemed	(41,418)	(30,514)	(354,190)	(299,479)
Net increase (decrease)	(17,874)	(1,763)	$(162,778)	$(16,361)
Class C
Shares sold	13,017	41,414	$106,505	$408,890
Reinvestment of distributions	9,244	3,450	71,882	33,673
Shares redeemed	(64,213)	(65,351)	(534,214)	(639,291)
Net increase (decrease)	(41,952)	(20,487)	$(355,827)	$(196,728)
Global Credit
Shares sold	978,612	3,724,331	$8,605,341	$36,783,520
Reinvestment of distributions	330,283	195,835	2,580,207	1,913,077
Shares redeemed	(2,590,700)	(6,765,365)	(21,749,063)	(66,998,508)
Net increase (decrease)	(1,281,805)	(2,845,199)	$(10,563,515)	$(28,301,911)
Class I
Shares sold	503,339	595,832	$4,497,585	$5,862,686
Reinvestment of distributions	40,874	23,137	319,356	225,915
Shares redeemed	(727,568)	(788,231)	(6,282,582)	(7,719,869)
Net increase (decrease)	(183,355)	(169,262)	$(1,465,641)	$(1,631,268)
Class Z
Shares sold	337,091	4,927,645	$2,832,318	$49,117,843
Reinvestment of distributions	245,267	68,675	1,916,374	672,208
Shares redeemed	(1,098,975)	(295,771)	(8,966,534)	(2,916,788)
Net increase (decrease)	(516,617)	4,700,549	$(4,217,842)	$46,873,263

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Global Credit Fund	29%

12. Risks of Investing in European Countries.
There continues to be uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of investments in the region or with exposure to the region.

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity School Street Trust and Shareholders of Fidelity Global Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Global Credit Fund (one of the funds constituting Fidelity School Street Trust, referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 295 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022
Fidelity® Global Credit Fund
Class A **	.95%
Actual		$ 1,000	$ 969.20	$ 4.72
Hypothetical- B		$ 1,000	$ 1,020.42	$ 4.84
Class M **	.95%
Actual		$ 1,000	$ 969.10	$ 4.72
Hypothetical- B		$ 1,000	$ 1,020.42	$ 4.84
Class C **	1.70%
Actual		$ 1,000	$ 966.90	$ 8.43
Hypothetical- B		$ 1,000	$ 1,016.64	$ 8.64
Fidelity® Global Credit Fund **	.70%
Actual		$ 1,000	$ 969.90	$ 3.48
Hypothetical- B		$ 1,000	$ 1,021.68	$ 3.57
Class I **	.70%
Actual		$ 1,000	$ 971.10	$ 3.48
Hypothetical- B		$ 1,000	$ 1,021.68	$ 3.57
Class Z **	.61%
Actual		$ 1,000	$ 971.20	$ 3.03
Hypothetical- B		$ 1,000	$ 1,022.13	$ 3.11

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective January 1, 2023, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Global Credit Fund
Class A	.75%
Actual		$ 3.72
Hypothetical - B		$ 3.82
Class M	.75%
Actual		$ 3.72
Hypothetical - B		$ 3.82
Class C	1.50%
Actual		$ 7.44
Hypothetical - B		$ 7.63
Fidelity® Global Credit Fund	.50%
Actual		$ 2.48
Hypothetical - B		$ 2.55
Class I	.50%
Actual		$ 2.49
Hypothetical - B		$ 2.55
Class Z	.41%
Actual		$ 2.04
Hypothetical - B		$ 2.09

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $636,906 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,414,787 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Credit Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2021.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (the retail class) and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2021. The Board noted that, as discussed below, total expenses for the representative class (retail class) were below median and that Fidelity believes the management fee for this fund is reasonable.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and equal to the ASPG competitive median for 2021.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, 0.61%, and 0.70% through April 30, 2023.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Credit Fund

At its November 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) for the fund (the Amended Contract) that will charge a flat management fee of 40 basis points, effective January 1, 2023. As a result, the Amended Contract will decrease the management fee paid by the fund by approximately 15 basis points, based on the average group assets for September 2022. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract (Current Management Contract). At its September 2022 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the Current Management Contract should benefit the fund's shareholders. In connection with its approval of the Amended Contract at its November 2022 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the Current Management Contract. Based on its review, the Board concluded at its September 2022 meeting that the fund's current management fee and the total expense ratio of each class of the fund are fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

In reviewing the Amended Contract, the Board considered the fund's proposed management fee rate out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total net expense ratio of each class of the fund. The Board considered that the Amended Contract will decrease the management fee paid by the fund by approximately 15 basis points, based on the average group assets for September 2022. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractually agreed to reimburse each class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets exceed a certain limit through April 30, 2024.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its September 2022 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its September 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of the fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the fund's management fee and FMR will continue to contractually limit expenses. The Board will continue to review economies of scale in connection with its consideration of future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the fund's Amended Contract should be approved.

1.939061.110
GLB-ANN-0323
Fidelity® Intermediate Municipal Income Fund

Annual Report
December 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 30, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl.4.00% sales charge)	-10.38%	0.17%	1.09%
Class M (incl.4.00% sales charge)	-10.25%	0.23%	1.13%
Class C (incl. contingent deferred sales charge)	-8.13%	0.28%	0.91%
Fidelity® Intermediate Municipal Income Fund	-6.27%	1.33%	1.83%
Class I	-6.41%	1.24%	1.75%
Class Z	-6.20%	1.37%	1.82%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Municipal Income Fund, a class of the fund,  on December 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
$9,500
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
Period Ending Values
$11,993 Fidelity® Intermediate Municipal Income Fund
$12,348 Bloomberg Municipal Bond Index

Management's Discussion of Fund Performance
Market Recap:
Tax-exempt municipal bonds notably declined in 2022, as a multitude of crosscurrents challenged the global economy and financial markets. The Bloomberg Municipal Bond Index returned -8.53% for the year, its third-worst annual return on record. In late 2021, the Federal Reserve began its pivot to a tighter monetary policy, tapering the large-scale asset purchases it restarted in 2020 amid the COVID-19 pandemic. In early 2022, the Fed, faced with persistent inflationary pressure, implemented an aggressive series of rate hikes, raising its benchmark interest rate seven times, by a total of 4.25 percentage points, between March and December. This helped push municipal bond yields to their highest level in more than a decade. Muni bond prices, which move inversely to yields, fell sharply. Credit spreads significantly widened, as investors demanded more yield for lower-quality munis as recession risk increased. In November and December, the tax-exempt market staged a rally when comments by Fed Chair Jerome Powell pointed to a slowdown in the pace of rate hikes and inflation data moderated. Favorable supply and demand dynamics also helped amid muted muni bond issuance and increased pockets of demand. Muni tax-backed credit fundamentals remained solid throughout the year and, for the most part, the risk of credit-rating downgrades appeared low. Shorter-duration (lower sensitivity to changes in interest rates) and higher-credit-quality munis performed best for the year.
Comments from Co-Portfolio Managers Elizah McLaughlin, Cormac Cullen and Michael Maka:
For the fiscal year ending December 31, 2022, the fund's share classes (excluding sales charges, if any) returned roughly -7% to -6%, lagging the -5.95% result of the benchmark Bloomberg 1-17 Year Municipal Bond Index. The past 12 months, we continued to focus on longer-term objectives and sought to generate attractive tax-exempt income and a competitive risk-adjusted return. Versus the index, the fund's overweight in lower-rated investment-grade bonds was a key detractor, given that they underperformed as credit spreads widened. Larger-than-index exposure to the health care, transportation and housing segments detracted as well, given their lagging results. Differences in the way fund holdings and index components were priced further hindered relative performance. The fund's overweight in bonds backed by the State of Illinois and the Chicago Board of Education also hurt the relative result. In contrast, duration (interest rate) positioning contributed to performance, relative to the benchmark. The fund had less sensitivity to interest rates, as measured by its shorter duration, than the index and therefore was hurt less as interest rates roses. A higher-than-average yield on the fund's underlying holdings provided another boost to the relative result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary December 31, 2022 (Unaudited)
Top Five States (% of Fund's net assets)

Texas	12.3
Illinois	10.3
Florida	7.7
New York	6.5
California	6.1

Revenue Sources (% of Fund's net assets)
General Obligations	33.3%
Transportation	14.5%
Health Care	12.3%
Special Tax	6.6%
Electric Utilities	5.1%
Others* (Individually Less Than 5%)	28.2%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments December 31, 2022
Showing Percentage of Net Assets

Municipal Bonds - 92.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 1.5%
Black Belt Energy Gas District:
Bonds:
Series 2022 D1, 4%, tender 6/1/27 (b)	9,420	9,354
Series 2022 F, 5.5%, tender 12/1/28 (b)	6,460	6,779
Series 2022 E:
5% 6/1/27	4,175	4,387
5% 6/1/28	5,980	6,311
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	43,790	43,444
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	5,875	6,260
5% 3/1/30	6,125	6,515
5% 3/1/31	6,135	6,524
5% 3/1/32	4,930	5,236
5% 3/1/33	7,165	7,601
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	750	746
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	1,940	1,948
5% 3/1/27	3,915	3,912
5% 3/1/28	4,225	4,211
5% 3/1/29	3,465	3,442
5% 3/1/30	4,180	4,134
Southeast Energy Auth. Rev. Bonds Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	20,780	21,331
Sumter County Indl. Dev. Auth. Bonds Series 2022, 6%, tender 7/15/32 (b)(c)	13,000	11,804
TOTAL ALABAMA		153,939
Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	7,609
Alaska Hsg. Fin. Corp. Mtg. Rev.:
Series 2022 A, 3% 6/1/51	3,510	3,386
Series 2022 B1, 2% 12/1/32	4,750	3,978
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	7,951
TOTAL ALASKA		22,924
Arizona - 3.0%
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/23 (Escrowed to Maturity)	4,320	4,387
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/33	1,800	2,076
5% 2/1/35	1,580	1,792
5% 2/1/36	1,600	1,787
5% 2/1/37	1,700	1,874
Arizona State Lottery Rev. Series 2019, 5% 7/1/24 (Escrowed to Maturity)	4,000	4,128
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	31,940	33,332
Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(c)	63,345	64,355
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (b)(c)	4,925	4,903
Gilbert Wtr. Resources Municpal Property Series 2022:
5% 7/15/32	3,630	4,314
5% 7/15/33	5,080	5,997
5% 7/15/34	4,715	5,528
Glendale Gen. Oblig. Series 2017:
5% 7/1/23	3,570	3,606
5% 7/1/32	2,915	3,160
Glendale Indl. dev auth Sr Living Facilities Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A:
4% 5/15/31	560	508
5% 5/15/41	1,000	919
5% 5/15/56	2,625	2,238
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	8,202
5% 7/1/28	7,255	7,655
5% 7/1/29	7,905	8,339
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,765	1,823
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	2,065	2,179
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	3,565	3,761
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	3,560	3,728
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	10,690	10,986
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	5,170	4,007
6% 1/1/48 (d)	7,730	5,433
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	12,610	13,389
Series C, 5%, tender 10/18/24 (b)	9,710	9,981
Series 2016 A:
4% 1/1/24	6,310	6,372
5% 1/1/23	4,855	4,855
5% 1/1/24	1,990	2,029
5% 1/1/25	7,560	7,859
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
4% 7/1/35	2,195	2,270
5% 7/1/33	7,320	8,361
5% 7/1/34	12,000	13,529
Mesa Util. Sys. Rev. Series 2021, 4% 7/1/35	2,000	2,061
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/27 (c)	2,185	2,319
5% 7/1/28 (c)	3,085	3,262
5% 7/1/36 (c)	1,000	1,038
5% 7/1/42 (c)	2,210	2,254
Series 2019 A, 5% 7/1/49	1,500	1,545
Series 2019 B, 5% 7/1/34 (c)	2,000	2,124
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	965	1,068
5% 7/1/30	3,680	4,082
5% 7/1/31	1,255	1,387
5% 7/1/32	3,675	4,042
5% 7/1/36	1,000	1,073
5% 7/1/39	1,090	1,155
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	5,470
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/23	4,650	4,698
5% 7/1/24	1,410	1,454
5% 7/1/25	2,285	2,409
5% 7/1/27	3,000	3,289
TOTAL ARIZONA		314,392
California - 5.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series B, 2.85%, tender 4/1/25 (b)	6,910	6,847
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
Series 2014, 5% 5/1/24	5,910	6,083
Series 2016:
5% 8/1/26	14,065	15,253
5% 8/1/29	6,970	7,545
5% 9/1/29	2,755	2,982
Series 2017, 5% 8/1/30	14,245	15,751
Series 2020:
4% 3/1/23	3,535	3,541
4% 3/1/24	6,790	6,885
4% 3/1/26	3,300	3,438
4% 11/1/34	5,000	5,278
4% 11/1/35	1,000	1,041
4% 3/1/36	2,615	2,693
4% 11/1/36	9,885	10,175
5% 11/1/31	21,985	25,627
5% 11/1/31	3,500	4,080
5% 11/1/32	6,245	7,261
5% 11/1/32	10,000	11,627
Series 2021:
4% 10/1/24	13,025	13,293
4% 10/1/26	7,965	8,356
5% 12/1/23	9,020	9,190
5% 10/1/24	5,210	5,416
Series 2022:
5% 9/1/34	3,820	4,485
5% 4/1/35	6,645	7,672
5% 4/1/35	2,520	2,786
5% 9/1/35	6,180	7,147
5% 9/1/35	3,635	4,204
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	3,915
Series 2020 A:
4% 4/1/35	1,170	1,167
4% 4/1/36	5,000	4,920
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	10,187	9,214
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	11,000	9,602
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2022 A:
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	400	438
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	210	231
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	435	477
5.25% 11/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,113
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2021 A, 3.875%, tender 4/3/23 (b)(c)	30,000	29,994
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.7%, tender 12/1/23 (b)(c)	10,845	10,512
Series 2020, 3.5%, tender 3/1/23 (b)(c)	2,100	2,098
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2010 A, 4.1%, tender 2/1/23 (b)(c)(d)	17,900	17,901
Series 2017 A2, 3.875%, tender 1/17/23 (b)(c)(d)	27,600	27,599
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (d)	400	388
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	495	478
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/29	995	1,143
5% 8/1/30	1,265	1,477
5% 8/1/31	555	655
5% 8/1/32	2,095	2,465
5% 8/1/33	2,085	2,445
5% 8/1/34	1,035	1,202
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2009 C, 5%, tender 11/1/29 (b)	15,715	17,825
Series 2015, 5% 2/1/45	4,090	3,016
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29 (Pre-Refunded to 6/1/23 @ 100)	4,855	4,897
Series 2017 A1, 5% 6/1/26 (Escrowed to Maturity)	970	1,053
Series A, 0% 6/1/24 (Escrowed to Maturity)	5,840	5,612
Los Angeles Dept. Arpt. Rev.:
Series 2016 A:
5% 5/15/24 (c)	2,170	2,221
5% 5/15/24 (Escrowed to Maturity) (c)	295	303
Series 2018 A, 5% 5/15/34 (c)	1,000	1,053
Series 2018 C, 5% 5/15/36 (c)	2,960	3,075
Series 2019 A, 5% 5/15/35 (c)	2,085	2,200
Series 2019 D, 5% 5/15/38 (c)	3,045	3,159
Series 2020 C, 5% 5/15/45 (c)	5,820	6,004
Series 2021 D:
4% 5/15/38 (c)	4,605	4,382
4% 5/15/38 (Pre-Refunded to 11/15/31 @ 100) (c)	260	284
5% 5/15/35 (c)	1,840	1,980
5% 5/15/35 (Pre-Refunded to 11/15/31 @ 100) (c)	105	123
5% 5/15/36 (c)	6,885	7,359
5% 5/15/36 (Pre-Refunded to 11/15/31 @ 100) (c)	385	451
Series 2022 A:
4% 5/15/37 (c)	13,805	13,362
5% 5/15/36 (c)	755	807
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	9,710	10,187
Los Angeles Unified School District Series 2020 C:
4% 7/1/36	3,810	3,892
5% 7/1/27	7,615	8,416
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 D, SIFMA Municipal Swap Index + 0.140% 3.8%, tender 5/21/24 (b)(e)	7,470	7,420
Mount Diablo Unified School District Series 2022 B:
4% 8/1/25	3,110	3,214
4% 8/1/26	460	482
4% 8/1/28	3,340	3,576
4% 8/1/30	530	575
4% 8/1/31	340	370
4% 8/1/33	3,490	3,754
4% 8/1/34	2,430	2,582
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (Assured Guaranty Muni. Corp. Insured)	3,400	3,603
5% 8/1/28	970	1,025
Ontario Int'l. Arpt. Auth. Series 2021 B:
4% 5/15/35 (Assured Guaranty Muni. Corp. Insured) (c)	1,100	1,072
4% 5/15/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,000	957
Orange County Trans. Auth. (I-405 Impt. Proj.) Series 2021, 5% 10/15/24 (Liquidity Facility Orange County Local Trans. Auth. Sales Tax Rev.) (Escrowed to Maturity)	18,615	19,346
Port of Oakland Rev. Series H, 5% 5/1/26 (c)	1,250	1,308
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/25	1,115	1,162
5% 9/1/28	1,550	1,616
5% 9/1/32	1,630	1,681
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,665
Sacramento City Unified School District:
Series 2022 A:
5% 8/1/33	1,000	1,136
5% 8/1/34	1,000	1,132
5% 8/1/37	1,000	1,109
5% 8/1/38	1,000	1,105
Series 2022, 5% 7/1/31 (Build America Mutual Assurance Insured)	495	574
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (c)	3,280	3,384
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2020 C, 5% 7/1/30 (c)	795	863
Series 2021 B:
5% 7/1/37 (c)	16,945	17,891
5% 7/1/38 (c)	17,150	18,035
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 5/1/37 (c)	3,290	3,433
5% 5/1/49 (c)	15,380	15,573
Series 2022 A:
5% 5/1/26 (c)	13,120	13,773
5% 5/1/27 (c)	13,295	14,084
Series A, 5% 5/1/44 (c)	3,170	3,170
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series Q, 3% 5/15/37	1,000	858
Univ. of California Revs. Series 2023 BM:
5% 5/15/33 (f)	2,850	3,442
5% 5/15/35 (f)	2,500	2,945
5% 5/15/36 (f)	515	599
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,505
TOTAL CALIFORNIA		592,915
Colorado - 2.7%
Colorado Ctfs. of Prtn. Series 2021 A:
4% 12/15/38	3,000	2,970
5% 12/15/34	6,940	7,979
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,310	6,368
Bonds:
Series 2019 B:
5%, tender 8/1/26 (b)	5,205	5,435
5%, tender 11/19/26 (b)	930	1,003
5%, tender 11/19/26 (b)	9,160	9,703
Series 2022 B, 5%, tender 8/17/26 (b)	8,705	9,334
Series 2022 C, 5%, tender 8/15/28 (b)	11,655	12,892
Series 2019 A1:
4% 8/1/39	3,940	3,584
5% 8/1/36	4,000	4,170
Series 2019 A2, 5% 8/1/44	16,590	16,619
Series 2022 A:
5% 5/15/31	2,500	2,891
5% 5/15/32	2,000	2,331
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,530	1,544
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
4% 7/15/33	580	566
4% 7/15/35	1,900	1,808
4% 7/15/38	700	641
4% 7/15/39	1,800	1,630
5% 1/15/30	500	528
5% 7/15/30	350	371
5% 1/15/31	500	531
5% 7/15/31	500	531
5% 1/15/32	700	743
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020:
5% 6/1/30	3,000	3,361
5% 6/1/31	1,580	1,764
Colorado Springs Utils. Rev. Series 2020:
4% 11/15/36	525	541
4% 11/15/37	670	682
5% 11/15/33	400	459
5% 11/15/33	700	802
5% 11/15/34	685	780
5% 11/15/35	460	520
5% 11/15/36	440	495
5% 11/15/37	635	708
5% 11/15/38	885	983
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	36,390	37,297
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/24 (c)	2,230	2,298
5% 11/15/27 (c)	1,025	1,093
5% 11/15/28 (c)	5,890	6,253
5% 11/15/29 (c)	4,855	5,144
5% 11/15/30 (c)	3,885	4,115
Series 2018 A:
5% 12/1/30 (c)	7,475	8,120
5% 12/1/31 (c)	15,915	16,947
5% 12/1/35 (c)	3,350	3,512
Series 2022 A:
5% 11/15/26 (c)	15,500	16,387
5% 11/15/37 (c)	7,000	7,465
Series 2022 D:
5.5% 11/15/31 (c)	15,970	18,289
5.5% 11/15/32 (c)	4,390	5,072
5.5% 11/15/33 (c)	4,935	5,618
5.75% 11/15/34 (c)	2,540	2,905
5.75% 11/15/35 (c)	2,360	2,676
Denver City & County Gen. Oblig. Series 2022 A, 5% 8/1/37	5,285	6,078
E-470 Pub. Hwy. Auth. Rev.:
Series 2010 A:
0% 9/1/35	1,940	1,168
0% 9/1/37	2,915	1,567
0% 9/1/38	3,650	1,855
Series 2020 A:
5% 9/1/28	2,000	2,222
5% 9/1/34	1,135	1,278
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (b)	23,355	22,827
TOTAL COLORADO		285,453
Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	2,940	3,150
Series 2016 E:
5% 10/15/26	3,445	3,734
5% 10/15/29	4,975	5,376
Series 2018 E:
5% 9/15/27	4,050	4,454
5% 9/15/29	4,000	4,467
5% 9/15/30	4,000	4,459
5% 9/15/32	1,300	1,440
Series 2018 F, 5% 9/15/27	1,000	1,100
Series 2019 A:
5% 4/15/30	2,345	2,634
5% 4/15/34	2,635	2,904
5% 4/15/35	915	1,000
Series 2020 B, 5% 1/15/26	975	1,041
Series 2020 C:
4% 6/1/35	1,000	1,028
4% 6/1/37	950	955
Series 2021 A, 3% 1/15/39	3,665	3,112
Series 2021 B, 4% 1/15/39	6,745	6,608
Series 2021 D, 5% 7/15/23	3,425	3,462
Series 2022 B, 4% 1/15/36	6,860	6,997
Series 2022 C:
5% 6/15/33	300	347
5% 6/15/36	300	336
Series 2022 D, 5% 9/15/31	600	694
Series A:
3% 1/15/23	2,030	2,030
3% 1/15/24	1,300	1,302
4% 1/15/24	880	890
Series B, 5% 1/15/25	2,000	2,091
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 A, 1.1%, tender 2/7/23 (b)	5,250	5,236
Series 2014 B, 1.8%, tender 7/1/24 (b)	7,890	7,636
Series 2017 B, 0.55%, tender 7/3/23 (b)	750	737
Series 2020 B, 5%, tender 1/1/27 (b)	2,555	2,713
Series 2018 S:
5% 7/1/26	2,200	2,349
5% 7/1/29	970	1,058
Series 2019 A, 5% 7/1/34 (d)	6,000	5,640
Series 2019 Q-1:
5% 11/1/24	1,760	1,828
5% 11/1/25	1,205	1,278
5% 11/1/27	3,115	3,425
5% 11/1/28	1,780	1,990
Series 2020 A:
4% 7/1/36	1,750	1,713
4% 7/1/38	1,580	1,517
5% 7/1/29	1,000	1,082
5% 7/1/30	1,830	1,996
5% 7/1/31	2,975	3,240
5% 7/1/33	4,925	5,321
5% 7/1/34	2,050	2,197
5% 7/1/35	3,200	3,397
Series 2020 K, 4% 7/1/45	350	320
Series 2022 L:
5% 7/1/33	615	687
5% 7/1/34	830	921
5% 7/1/35	910	999
5% 7/1/36	935	1,019
5% 7/1/37	1,010	1,091
Series 2022 M:
5% 7/1/29	820	885
5% 7/1/32	3,915	4,323
5% 7/1/33	3,270	3,544
Series N:
4% 7/1/39	4,400	3,679
4% 7/1/49	3,025	2,264
Connecticut Hsg. Fin. Auth. Series 2021 D1, 3% 5/15/51	24,680	23,900
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 5% 5/1/35	2,200	2,502
Series 2022 A:
5% 7/1/32	1,500	1,753
5% 7/1/33	2,065	2,436
5% 7/1/34	1,500	1,749
5% 7/1/35	3,205	3,691
Series 2022 B:
5% 7/1/32	2,000	2,338
5% 7/1/33	1,000	1,179
Series A, 5% 5/1/29	3,675	4,143
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	1,018	1,033
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	2,675
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/27	1,720	1,897
5% 11/1/27	2,050	2,261
5% 11/1/28	1,260	1,410
TOTAL CONNECTICUT		192,663
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	4,110	3,891
Delaware River & Bay Auth. Rev. Series 2021:
4% 1/1/39	1,350	1,327
4% 1/1/40	1,200	1,180
4% 1/1/41	700	686
4% 1/1/42	365	357
5% 1/1/27	730	794
5% 1/1/31	150	174
5% 1/1/36	510	579
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/32	2,150	2,481
TOTAL DELAWARE		11,469
Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/24	1,235	1,259
5% 1/1/25	2,670	2,722
TOTAL DELAWARE, NEW JERSEY		3,981
District Of Columbia - 1.6%
District of Columbia Gen. Oblig.:
Series 2021 D:
4% 2/1/36	2,500	2,551
4% 2/1/37	2,500	2,541
Series 2021 E, 4% 2/1/37	3,240	3,293
District of Columbia Income Tax Rev.:
Series 2020 A, 5% 3/1/24	1,570	1,610
Series 2020 B, 5% 10/1/23	10,000	10,157
Series 2022 A, 5% 7/1/34	4,000	4,635
Series 2022 C, 5% 12/1/34	8,665	10,054
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2022 E, 3%, tender 10/1/27 (b)	9,535	9,326
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B:
4% 10/1/35	1,185	1,151
4% 10/1/36	1,760	1,692
4% 10/1/37	1,770	1,684
4% 10/1/38	735	693
5% 10/1/33	1,250	1,327
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (c)	2,335	2,465
5% 10/1/34 (c)	1,940	2,032
5% 10/1/36 (c)	1,820	1,890
Series 2018 A:
5% 10/1/28 (c)	3,885	4,164
5% 10/1/29 (c)	4,030	4,309
5% 10/1/30 (c)	3,165	3,383
5% 10/1/31 (c)	4,540	4,840
Series 2019 A:
5% 10/1/23 (c)	1,160	1,172
5% 10/1/24 (c)	2,395	2,459
5% 10/1/25 (c)	1,530	1,597
Series 2021 A:
4% 10/1/37 (c)	1,680	1,609
4% 10/1/38 (c)	1,865	1,771
5% 10/1/30 (c)	7,470	8,140
5% 10/1/31 (c)	12,695	13,908
5% 10/1/32 (c)	18,670	20,398
5% 10/1/33 (c)	19,170	20,871
5% 10/1/34 (c)	4,480	4,842
5% 10/1/35 (c)	3,985	4,273
5% 10/1/36 (c)	3,175	3,384
Series 2022 A, 5% 10/1/32 (c)	1,250	1,377
Series 2022, 5% 10/1/31 (c)	2,680	2,936
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	8,570
TOTAL DISTRICT OF COLUMBIA		171,104
Florida - 7.6%
Alachua County School Board Ctfs. Series 2020:
5% 7/1/23	2,530	2,552
5% 7/1/27	4,285	4,630
5% 7/1/28	7,045	7,722
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/30 (f)	2,690	2,907
5% 4/1/32 (f)	620	674
5% 4/1/37 (f)	985	1,033
5% 4/1/39 (f)	1,670	1,738
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,294
5% 7/1/30	7,240	7,416
Series 2015 C, 5% 7/1/24	2,915	3,001
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,010	3,014
Series 2015 A, 5% 10/1/34 (c)	2,000	2,055
Series 2017:
5% 10/1/23 (c)	1,000	1,011
5% 10/1/30 (c)	2,050	2,162
5% 10/1/31 (c)	3,100	3,265
5% 10/1/35 (c)	1,000	1,041
Series 2019 B:
5% 10/1/28 (c)	6,000	6,430
5% 10/1/29 (c)	5,000	5,381
Series A:
5% 10/1/29 (c)	4,090	4,225
5% 10/1/31 (c)	2,915	3,008
5% 10/1/32 (c)	3,885	4,005
Broward County Port Facilities Rev.:
Series 2019 A:
5% 9/1/30	1,230	1,379
5% 9/1/32	1,055	1,162
Series 2019 B:
4% 9/1/37 (c)	1,970	1,941
5% 9/1/28 (c)	710	772
Broward County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 7/1/26	11,170	11,747
5% 7/1/27	8,900	9,343
5% 7/1/28	3,885	4,060
Series 2015 B:
5% 7/1/25	2,100	2,211
5% 7/1/26	11,335	11,921
5% 7/1/27	7,670	8,051
5% 7/1/28	13,120	13,711
Series 2016, 5% 7/1/32	2,430	2,577
Series 2020 A, 5% 7/1/31	3,000	3,428
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/31	2,000	2,022
5% 10/1/34	1,250	1,243
5% 10/1/35	500	495
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2019 B, 5% 7/1/35	5,000	5,504
Series 2021:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	4,000	4,043
5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,050	1,061
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	885	913
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	4,140	4,453
Clay County Sales Surtax Rev. Series 2020:
5% 10/1/23	810	822
5% 10/1/24	740	767
5% 10/1/25	1,115	1,180
5% 10/1/31	2,445	2,737
5% 10/1/34	5,390	5,974
5% 10/1/36	3,000	3,296
5% 10/1/37	6,135	6,717
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	4,475
5% 7/1/28	970	1,018
5% 7/1/30	6,440	6,754
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	4,570	3,976
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	7,075
Florida Dept. of Trans. Tpk. Rev. Series 2021 C, 3% 7/1/35	4,020	3,689
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/29	1,635	1,624
5% 3/1/30	1,715	1,695
5% 3/1/31	1,805	1,773
5% 3/1/32	1,890	1,837
Series 2019:
5% 10/1/28	1,060	1,114
5% 10/1/30	1,500	1,582
5% 10/1/31	1,750	1,839
5% 10/1/32	1,305	1,366
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	3,573
5% 10/1/28	5,000	5,108
5% 10/1/29	2,645	2,700
5% 10/1/30	2,405	2,454
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	1,898
5% 10/1/31	1,940	2,068
Series 2015 B:
5% 10/1/24	970	1,005
5% 10/1/27	1,455	1,536
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/28 (Pre-Refunded to 10/1/27 @ 100) (c)	3,380	3,669
Series 2019 A:
5% 10/1/31 (c)	4,225	4,547
5% 10/1/44 (c)	14,200	14,535
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	1,245	1,312
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	2,430	2,560
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/23 (c)	1,940	1,958
5% 9/1/24 (c)	2,135	2,189
5% 9/1/25 (c)	2,150	2,238
5% 9/1/26 (c)	2,200	2,322
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (c)	3,285	3,406
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	6,955	7,796
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	2,667
5% 7/1/25	1,940	2,040
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2017 B, 5% 10/1/26	6,680	7,200
Series A:
4% 10/1/35	5,000	5,026
5% 10/1/30	5,055	5,688
5% 10/1/31	2,625	2,945
5% 10/1/32	4,385	4,892
JEA Wtr. & Swr. Sys. Rev. Series 2020 A, 3% 10/1/36	5,000	4,536
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (Pre-Refunded to 6/1/24 @ 100)	970	999
5% 6/1/26 (Pre-Refunded to 6/1/24 @ 100)	1,750	1,803
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	485	500
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/23 (c)	1,330	1,341
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	11,585	11,844
Series 2019 A1:
5% 4/1/33	1,650	1,770
5% 4/1/34	3,250	3,474
5% 4/1/35	6,325	6,719
5% 4/1/37	2,190	2,297
5% 4/1/39	1,500	1,561
Manatee County School District Series 2017, 5% 10/1/25 (Assured Guaranty Muni. Corp. Insured)	1,940	2,053
Miami-Dade County Series 2021 B2, 4% 10/1/38	3,000	2,941
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/23 (c)	250	252
5% 10/1/24 (c)	9,710	9,764
5% 10/1/24	2,100	2,103
Series 2014 A:
5% 10/1/27 (c)	1,770	1,814
5% 10/1/29 (c)	2,725	2,783
5% 10/1/33 (c)	5,440	5,517
5% 10/1/37	7,185	7,328
Series 2015 A:
5% 10/1/35 (c)	2,430	2,445
5% 10/1/38 (c)	1,335	1,355
Series 2016 A:
5% 10/1/30	2,430	2,603
5% 10/1/31	970	1,036
Series 2017 B, 5% 10/1/40 (c)	3,190	3,241
Series 2020 A:
4% 10/1/36	2,000	1,980
4% 10/1/38	2,250	2,191
5% 10/1/32	2,150	2,383
5% 10/1/33	3,325	3,661
Miami-Dade County Cap. Asset Acquisition:
Series 2016:
5% 10/1/28	5,385	5,758
5% 10/1/29	3,985	4,238
5% 10/1/30	7,215	7,631
Series 2021 A:
4% 4/1/44	8,990	8,541
4% 4/1/46	9,860	9,328
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	7,814
Series 2014 A, 5% 7/1/44	2,815	2,838
Series 2016 A:
5% 7/1/32	3,865	4,041
5% 7/1/33	3,205	3,346
Series A:
5% 7/1/31	1,455	1,524
5% 7/1/34	970	1,010
Miami-Dade County Gen. Oblig.:
(Parks Prog.) Series 2015 A, 5% 11/1/23	3,955	4,023
Series 2016 A:
5% 7/1/29	10,905	12,410
5% 7/1/31	11,690	13,333
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. of Florida Proj.) Series 2018, 0.4%, tender 8/1/23 (b)(c)	1,950	1,903
(Waste Mgmt., Inc. Proj.) Series 2018 A, 4.035%, tender 7/1/24 (b)(c)	9,620	9,328
Series 2018 B, 4.035%, tender 7/1/24 (b)(c)	12,500	12,121
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	11,780
5% 11/1/25	11,880	12,285
5% 11/1/26	7,720	7,986
Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	4,100	4,298
Series 2015 B, 5% 5/1/28	13,295	13,821
Series 2015 D:
5% 2/1/29	3,935	4,134
5% 2/1/30	6,310	6,627
Series 2016 A:
5% 8/1/27	7,340	7,825
5% 5/1/31	19,200	20,212
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/39	4,180	4,296
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/29 (Pre-Refunded to 8/1/25 @ 100)	6,800	7,200
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A:
5% 10/1/23	1,650	1,675
5% 10/1/25	875	929
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	330	336
5% 12/1/24 (Escrowed to Maturity)	660	684
Palm Beach County Health Facilities Auth. Rev. Series 2015 C:
5% 5/15/25	1,805	1,801
5% 5/15/30	1,670	1,614
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,110	3,277
Series 2015 B:
5% 8/1/25	1,580	1,665
5% 8/1/26	10,160	10,688
5% 8/1/27	8,045	8,463
5% 8/1/28	5,325	5,598
Series 2015 D:
5% 8/1/26	23,370	24,584
5% 8/1/27	10,595	11,146
5% 8/1/28	3,620	3,805
Series 2017 A, 5% 8/1/26	21,905	23,538
Series 2018 A:
5% 8/1/23	1,115	1,128
5% 8/1/24	1,270	1,311
5% 8/1/25	4,550	4,795
5% 8/1/26	1,880	2,020
Series 2021 A:
5% 8/1/38	3,720	4,107
5% 8/1/39	7,440	8,170
Pasco County Gen. Oblig. (Jail Projs.) Series 2021 B:
5% 10/1/32	2,175	2,515
5% 10/1/34	2,400	2,731
5% 10/1/38	2,905	3,210
5% 10/1/39	3,060	3,375
5% 10/1/40	3,215	3,513
Pasco County School Board Ctfs. of Prtn. Series 2020 C:
5% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	3,000	3,398
5% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	2,250	2,534
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	500	505
5% 7/1/39	1,000	957
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	1,940	1,957
5% 7/1/27	4,130	4,166
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	1,940	1,959
5% 7/1/24	1,700	1,754
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	4,156
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,539
5% 8/15/25	3,980	4,162
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,750	1,764
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2001 A, 6% 10/1/29	2,430	2,922
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/35	400	399
4% 10/15/36	375	371
4% 10/15/38	750	730
4% 10/15/39	1,000	968
5% 10/15/44	1,365	1,422
5% 10/15/49	2,560	2,648
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	5,135
Series 2019:
5% 8/1/23	3,450	3,486
5% 8/1/24	1,800	1,857
TOTAL FLORIDA		809,655
Georgia - 3.2%
Atlanta Arpt. Rev.:
Series 2020 A:
5% 7/1/26	4,290	4,624
5% 7/1/27	9,365	10,275
Series 2021 C:
4% 7/1/38 (c)	745	708
5% 7/1/23 (c)	690	695
5% 7/1/25 (c)	710	738
5% 7/1/32 (c)	1,750	1,909
5% 7/1/33 (c)	1,050	1,142
5% 7/1/34 (c)	750	811
5% 7/1/35 (c)	1,000	1,073
5% 7/1/36 (c)	1,050	1,119
5% 7/1/37 (c)	1,115	1,180
Atlanta Gen. Oblig. Series 2022 A1, 5% 12/1/34	2,250	2,631
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/27	970	1,021
5% 11/1/29	2,430	2,550
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 2.875%, tender 8/19/25 (b)	11,435	11,179
Brookhaven Dev. Auth. Rev. Series 2019 A:
5% 7/1/24	1,750	1,802
5% 7/1/27	1,500	1,644
5% 7/1/38	2,000	2,162
5% 7/1/39	1,250	1,343
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	2,000	1,989
Series 2008, 2.925%, tender 3/12/24 (b)	5,000	4,943
Series 2012:
1.7%, tender 8/22/24 (b)	9,660	9,334
2.875%, tender 8/19/25 (b)	3,575	3,528
Series 2013 1st, 2.925%, tender 3/12/24 (b)	7,770	7,682
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (b)	12,665	13,310
Series 2019 B, 5%, tender 7/1/29 (b)	10,100	11,017
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,435	1,436
DeKalb Private Hosp. Auth. Rev. Series 2019 B:
5% 7/1/24	1,000	1,030
5% 7/1/26	1,000	1,077
5% 7/1/28	2,000	2,230
Fulton County Dev. Auth. Rev.:
Series 2019 C:
5% 7/1/27	3,035	3,326
5% 7/1/36	1,300	1,424
5% 7/1/37	1,600	1,739
5% 7/1/39	1,250	1,343
Series 2019, 5% 6/15/44	2,365	2,551
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 4% 2/15/37	1,080	1,068
Georgia Gen. Oblig. Series 2020 A:
4% 8/1/34	8,545	9,037
4% 8/1/35	15,000	15,706
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
5% 1/1/27	990	1,052
5% 1/1/28	520	559
5% 1/1/29	1,140	1,240
5% 1/1/31	700	761
5% 1/1/32	515	556
5% 1/1/33	1,200	1,286
Series 2020 A:
4% 1/1/34	1,870	1,870
5% 11/1/27	600	648
5% 11/1/28	820	895
5% 11/1/29	935	1,033
5% 1/1/31	1,000	1,109
5% 1/1/31	1,250	1,386
5% 1/1/32	1,150	1,268
5% 1/1/32	1,000	1,102
5% 1/1/33	1,000	1,096
5% 1/1/35	1,000	1,080
Series 2021 A:
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,710	1,571
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,100	1,011
4% 1/1/51	630	528
5% 1/1/56	1,635	1,608
5% 1/1/56	560	542
5% 1/1/56	820	813
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	3,345	3,405
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	2,000	2,036
5% 1/1/63	1,485	1,427
Series 2022 A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	2,845	3,056
Series GG:
5% 1/1/24	3,520	3,524
5% 1/1/25	1,215	1,216
5% 1/1/26	4,855	4,860
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series 2014 U, 5% 10/1/24	1,360	1,412
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2020, 4% 8/1/38	2,000	1,834
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	28,250	28,229
Series 2019 B, 4%, tender 12/2/24 (b)	26,260	26,261
Series 2021 A, 4%, tender 9/1/27 (b)	37,145	36,841
Series 2022 B, 5%, tender 6/1/29 (b)	14,495	14,964
Series 2022 E, 4%, tender 12/1/29 (b)	28,790	28,002
Series 2018 A, 4% 3/1/23	1,700	1,700
Series 2022 A, 4% 12/1/29	3,515	3,441
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	955	926
4% 4/1/41	1,500	1,413
5% 4/1/32	800	890
5% 4/1/34	2,420	2,671
Series 2020 B, 5% 9/1/34	3,500	3,984
TOTAL GEORGIA		337,482
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2020 A:
4% 7/1/36 (c)	925	885
4% 7/1/37 (c)	1,385	1,302
4% 7/1/38 (c)	1,400	1,311
4% 7/1/39 (c)	1,500	1,401
4% 7/1/40 (c)	535	495
5% 7/1/33 (c)	6,795	7,311
Hawaii Gen. Oblig.:
Series 2019 FW:
5% 1/1/31	1,250	1,406
5% 1/1/35	5,000	5,537
Series 2019, 5% 1/1/30	5,140	5,798
Series 2020 A:
4% 7/1/33 (c)	1,000	1,024
4% 7/1/35 (c)	280	283
Honolulu City & County Gen. Oblig.:
Series 2017 D, 5% 9/1/26	3,110	3,371
Series 2019 A:
5% 9/1/27	2,000	2,208
5% 9/1/30	6,500	7,288
Series 2019 D, 5% 8/1/26	4,500	4,869
Series 2020 F:
5% 7/1/33	1,955	2,239
5% 7/1/34	860	980
Series 2022 A:
5% 11/1/23	2,220	2,259
5% 11/1/25	2,620	2,791
5% 11/1/26	700	761
5% 11/1/27	2,630	2,913
5% 11/1/28	4,210	4,737
Series C:
4% 7/1/34	850	894
4% 7/1/37	750	764
4% 7/1/39	1,200	1,196
4% 7/1/40	1,250	1,232
Univ. Hawaii Rev.:
Series 2020 B:
5% 10/1/29	4,695	5,350
5% 10/1/30	4,280	4,954
Series 2020 D, 5% 10/1/29	1,025	1,168
TOTAL HAWAII		76,727
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/23	1,575	1,592
5% 7/15/24	1,260	1,301
5% 7/15/25	1,260	1,329
5% 7/15/27	3,140	3,426
Series 2019 A, 4% 1/1/50	785	786
Series 2021 A:
4% 7/15/36	2,250	2,269
4% 7/15/37	750	752
4% 7/15/38	1,750	1,745
4% 7/15/39	1,500	1,484
TOTAL IDAHO		14,684
Illinois - 9.8%
Champaign County Cmnty. Unit Series 2020 A:
0% 1/1/26	800	723
0% 1/1/28	575	483
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	1,880	1,800
Series 2015 C, 5.25% 12/1/39	1,455	1,448
Series 2016 B, 6.5% 12/1/46	700	738
Series 2017 A, 7% 12/1/46 (d)	2,400	2,600
Series 2017 C, 5% 12/1/26	905	927
Series 2017 D, 5% 12/1/27	2,500	2,554
Series 2017 H:
5% 12/1/36	5,215	5,233
5% 12/1/46	3,275	3,113
Series 2018 A:
5% 12/1/24	560	570
5% 12/1/27	6,280	6,416
5% 12/1/33	700	711
5% 12/1/34	1,400	1,413
Series 2018 C:
5% 12/1/24	725	738
5% 12/1/26	4,625	4,736
5% 12/1/46	11,410	10,836
Series 2019 A:
5% 12/1/24	2,300	2,342
5% 12/1/28	6,520	6,679
5% 12/1/28	510	522
5% 12/1/29	930	954
5% 12/1/30	1,335	1,368
5% 12/1/30	900	922
5% 12/1/32	1,250	1,276
Series 2021 B, 5% 12/1/31	3,250	3,330
Series 2022 A, 5% 12/1/47	11,070	10,643
Chicago Gen. Oblig.:
Series 2019 A, 5.5% 1/1/35	2,000	2,098
Series 2020 A, 5% 1/1/31	1,600	1,686
Series 2021 A:
5% 1/1/31	7,690	8,152
5% 1/1/34	4,995	5,260
Series 2023 A:
4% 1/1/35 (f)	8,000	7,548
5% 1/1/34 (f)	7,000	7,330
5% 1/1/35 (f)	2,460	2,552
5.25% 1/1/36 (f)	1,500	1,564
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/30 (c)	2,980	3,005
5% 1/1/32 (c)	6,310	6,348
Series 2014 B, 5% 1/1/24	3,235	3,293
Series 2016 A:
5% 1/1/29 (c)	2,155	2,227
5% 1/1/30 (c)	3,290	3,395
5% 1/1/31 (c)	3,850	3,971
Series 2016 B, 5% 1/1/41	3,390	3,429
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/24 (c)	1,045	1,059
Series 2015 B, 5% 1/1/32	5,235	5,424
Series 2015 C, 5% 1/1/24 (c)	1,245	1,262
Series 2016 C:
5% 1/1/23	2,595	2,595
5% 1/1/24	1,455	1,484
5% 1/1/25	2,285	2,382
5% 1/1/26	1,940	2,067
5% 1/1/33	2,305	2,422
5% 1/1/34	2,670	2,797
Series 2016 D, 5% 1/1/52	6,740	6,824
Series 2017 D:
5% 1/1/27 (c)	2,415	2,540
5% 1/1/28 (c)	460	482
5% 1/1/31 (c)	2,850	2,978
5% 1/1/33 (c)	1,455	1,516
Series 2018 A:
5% 1/1/48 (c)	3,585	3,633
5% 1/1/53 (c)	6,110	6,156
Series 2018 B, 5% 1/1/53	2,155	2,194
Series 2020 A, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	5,000	5,016
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (c)	2,470	2,482
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2017, 5% 6/1/23	1,520	1,530
Series 2021:
5% 6/1/27	2,250	2,389
5% 6/1/28	2,500	2,688
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,260	1,260
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	990	998
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/23	1,050	1,064
5% 11/15/24	1,150	1,187
5% 11/15/25	1,150	1,212
5% 11/15/26	2,300	2,457
Series 2021 B:
4% 11/15/26	1,575	1,622
4% 11/15/27	1,585	1,639
4% 11/15/28	795	824
Series 2022 A:
5% 11/15/29	4,365	4,845
5% 11/15/33	1,425	1,584
Cook County Sales Tax Rev.:
Series 2022 B, 5% 11/15/32	405	461
Series 2022 B, 5% 11/15/34	300	334
Series 2022 B:
5% 11/15/35	850	939
5% 11/15/36	1,725	1,893
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	5,353
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	1,190	1,292
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	28,065	27,594
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 4.4%, tender 11/1/23 (b)(c)	38,200	38,306
Illinois Fin. Auth.:
Series 2020 A:
5% 8/15/30	2,170	2,465
5% 8/15/31	1,060	1,200
5% 8/15/32	1,500	1,694
5% 8/15/33	1,250	1,407
Series 2021 A, 4% 7/15/39	1,500	1,497
Series 2022 A:
5% 8/15/38	2,700	2,952
5% 8/15/39	3,300	3,590
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/24	1,480	1,503
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34 (Pre-Refunded to 9/1/24 @ 100)	585	606
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,456
5% 7/15/26	1,940	2,076
5% 7/15/28	2,040	2,243
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	10,649
5% 5/15/30	9,845	10,564
5% 5/15/31	21,400	22,825
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	2,756
5% 2/15/28	6,800	7,346
5% 2/15/29	10,570	11,350
5% 2/15/36	2,200	2,319
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	820
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	2,028
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	909
Series 2013:
5% 11/15/26	2,600	2,602
5% 11/15/29	780	780
Series 2015 A:
5% 5/15/25	760	758
5% 11/15/27	1,015	1,062
5% 11/15/28	1,215	1,268
5% 11/15/29	1,830	1,904
5% 11/15/32	3,375	3,495
5% 11/15/35	1,500	1,533
Series 2015 B, 5% 11/15/26	2,940	3,071
Series 2015 C:
5% 8/15/35	5,925	6,041
5% 8/15/44	28,260	27,184
Series 2016 A:
5% 2/15/24	1,455	1,486
5% 2/15/25	995	1,035
5% 2/15/26	1,455	1,542
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	2,545	2,744
5% 8/15/33 (Pre-Refunded to 8/15/26 @ 100)	3,205	3,452
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	1,650	1,779
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	5,715	6,161
5% 2/15/45	1,600	1,645
Series 2016 C:
3.75% 2/15/34	1,250	1,255
4% 2/15/36	5,330	5,360
5% 2/15/24	565	576
5% 2/15/31	1,650	1,767
5% 2/15/32	12,195	13,023
5% 2/15/33	4,855	5,171
5% 2/15/41	6,865	7,057
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	35	37
5% 5/15/28	2,380	2,500
5% 5/15/29	1,330	1,393
5% 12/1/29	1,755	1,835
5% 12/1/33	1,900	1,967
5% 12/1/40	4,765	4,712
5% 12/1/46	3,250	3,131
Series 2017 A, 5% 8/1/47	750	732
Series 2017:
5% 7/1/29	5,030	5,463
5% 1/1/30	4,855	5,268
5% 7/1/31	8,630	9,329
Series 2019:
5% 9/1/29	650	674
5% 9/1/31	500	516
5% 9/1/32	1,000	1,027
5% 9/1/34	1,100	1,119
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	1,410	1,489
Series 2012 A, 4% 1/1/23	2,130	2,130
Series 2012, 5% 8/1/23	3,310	3,335
Series 2013, 5.5% 7/1/38	3,885	3,894
Series 2014:
5% 4/1/23	7,400	7,424
5% 2/1/26	2,195	2,216
5% 2/1/27	2,590	2,613
5% 4/1/28	2,070	2,088
5% 5/1/28	910	918
5% 5/1/32	2,430	2,439
5% 5/1/33	6,410	6,430
5.25% 2/1/31	10,195	10,270
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	12,435	12,537
5% 2/1/23	1,530	1,532
5% 6/1/25	7,620	7,793
5% 6/1/26	1,035	1,065
5% 2/1/27	8,355	8,622
5% 2/1/28	5,965	6,131
5% 2/1/29	5,605	5,735
5% 1/1/33	1,085	1,093
5% 1/1/35	3,600	3,617
5% 1/1/41	2,100	2,068
5% 11/1/41	3,900	3,830
Series 2017 A, 5% 12/1/38	1,250	1,243
Series 2017 D, 5% 11/1/25	12,765	13,085
Series 2019 B:
5% 9/1/23	5,580	5,627
5% 9/1/24	5,580	5,680
Series 2020 B:
4% 10/1/32	3,610	3,409
5% 10/1/30	11,425	11,783
Series 2020 C, 4.125% 10/1/36	1,500	1,382
Series 2021 A, 5% 3/1/30	2,000	2,064
Series 2021 C, 4% 3/1/23	7,040	7,044
Series 2022 A:
5% 3/1/30	10,690	11,033
5% 3/1/35	8,775	8,884
5.25% 3/1/37	4,590	4,690
Series 2022 B:
5% 3/1/29	3,650	3,773
5% 3/1/30	15,000	15,482
5% 3/1/31	23,510	24,239
5% 3/1/32	6,160	6,310
5% 3/1/33	14,300	14,567
5% 3/1/34	30,000	30,461
5% 3/1/36	18,040	18,191
Illinois Hsg. Dev. Auth. Series 2022 A, 3.5% 4/1/52	14,260	14,004
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	8,652	7,682
Illinois Hsg. Dev. Auth. Rev.:
Series 2019 C, 5% 4/1/28	1,200	1,306
Series D, 3.75% 4/1/50	1,710	1,703
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	9,710	10,180
5% 2/1/31	3,465	3,606
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	8,000	8,045
Series 2021 C:
5% 6/15/23	1,480	1,490
5% 6/15/24	1,710	1,743
5% 6/15/25	985	1,014
5% 6/15/26	1,500	1,562
5% 6/15/27	3,000	3,153
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 D, 5% 1/1/24	5,890	6,011
Series 2016 A, 5% 12/1/31	1,735	1,834
Series 2019 A, 5% 1/1/44	3,730	3,890
Series 2019 C, 5% 1/1/31	4,350	4,919
Series A:
5% 1/1/39	2,100	2,237
5% 1/1/41	4,580	4,836
Series C:
5% 1/1/25	3,900	4,070
5% 1/1/26	4,650	4,960
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015, 5% 1/1/26	8,660	8,944
Series 2017, 5% 1/1/29	1,790	1,936
Lake County Forest Preservation District Series 2021, 2% 12/15/33	1,000	821
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	7,810	7,562
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	3,880	3,740
0% 1/15/24 (Escrowed to Maturity)	3,325	3,223
0% 1/15/25	7,510	6,996
0% 1/15/26	5,645	5,089
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,235	2,284
5% 2/1/27	5,825	6,077
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595	3,536
Series 2010 B1:
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	2,160	679
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	3,985	1,185
Series 2002 A, 0% 6/15/31	1,755	1,255
Series 2002:
0% 12/15/23	4,015	3,878
0% 12/15/23 (Escrowed to Maturity)	100	97
Series 2020 A, 5% 6/15/50	38,595	37,596
Series 2022 A:
0% 6/15/36	1,350	708
0% 6/15/37	1,395	688
0% 12/15/37	1,380	664
0% 6/15/38	1,500	699
0% 12/15/38	1,500	681
0% 6/15/39	1,750	775
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	10,460	10,537
5% 6/1/24	13,685	14,042
Univ. of Illinois Rev. Series 2013:
6% 10/1/42	3,785	3,858
6.25% 10/1/38	3,785	3,868
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	5,600	4,918
TOTAL ILLINOIS		1,042,223
Indiana - 1.4%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds:
(Fulcrum Centerpoint, LLC Proj.) Series 2022, 4.5%, tender 11/15/23 (c)	15,000	14,991
Series 2009 A2, 3.75%, tender 6/1/27 (b)(c)	3,650	3,692
Series 2022 A1, 4.5%, tender 6/1/32 (b)(c)	3,200	3,236
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	1,550	1,345
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	2,750	2,410
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	5,045	4,922
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2011 L, 0.7%, tender 1/1/26 (b)	24,895	23,166
Series 2013, 5% 8/15/25 (Pre-Refunded to 8/15/23 @ 100)	3,020	3,055
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	1,023
Series 2015, 5% 3/1/36	8,060	8,272
Series 2016:
5% 9/1/26	970	1,041
5% 9/1/29	485	515
5% 9/1/36	2,090	2,179
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2015 A:
5% 10/1/26	2,405	2,484
5% 10/1/28	1,145	1,181
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2:
2%, tender 2/1/23 (b)	8,885	8,877
2%, tender 2/1/23 (b)	45	45
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	3,640	2,955
Series 2021 B, 3% 7/1/50	2,500	2,428
Series A, 3% 7/1/51	1,745	1,698
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (c)	4,710	4,850
Series 2021 A, 5% 6/1/24	1,800	1,845
Series 2022 G2:
5% 1/1/32 (c)	550	601
5% 1/1/33 (c)	875	955
5% 1/1/34 (c)	750	815
5% 1/1/35 (c)	850	916
5.25% 1/1/36 (c)	1,000	1,085
5.25% 1/1/37 (c)	850	914
5.25% 1/1/38 (c)	1,000	1,070
5.25% 1/1/39 (c)	2,075	2,210
Indianapolis Thermal Energy Sys. Series 2016 A:
5% 10/1/24	10,585	10,981
5% 10/1/25	11,400	12,092
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
5% 7/15/23	1,295	1,296
5% 7/15/24 (Pre-Refunded to 1/15/23 @ 100)	4,065	4,067
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.) Series 2020:
5% 4/1/29	1,185	1,293
5% 4/1/30	2,220	2,418
5% 4/1/33	1,445	1,565
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2017, 5%, tender 11/1/24 (b)(c)	2,500	2,535
Series 2019 A, 5%, tender 6/5/26 (b)(c)	12,305	12,595
TOTAL INDIANA		153,618
Iowa - 0.2%
Iowa Fin. Auth. Rev.:
Series 2021 A, 4% 5/15/28	2,355	2,186
Series A:
5% 5/15/43	1,410	1,216
5% 5/15/48	2,910	2,411
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (b)(c)	4,130	4,035
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2022 B:
5% 12/1/30 (c)	2,000	2,197
5% 12/1/31 (c)	2,000	2,201
5% 12/1/32 (c)	2,000	2,205
TOTAL IOWA		16,451
Kansas - 0.0%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/30	970	1,018
5% 9/1/32	1,115	1,163
TOTAL KANSAS		2,181
Kentucky - 2.1%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/33	1,160	1,147
5% 2/1/28	880	935
5% 2/1/29	530	567
5% 2/1/31	460	488
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(c)	7,955	7,163
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	834
5% 1/1/26	585	623
5% 1/1/29	1,555	1,649
5% 1/1/30	1,625	1,721
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	1,872
5% 9/1/28	1,880	2,088
5% 9/1/30	520	575
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/32	460	472
4% 6/1/33	375	381
4% 6/1/35	235	231
4% 6/1/38	570	531
Kentucky Econ. Dev. Fin. Auth. Series 2019 A1, 5% 8/1/32	1,105	1,174
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,787
5% 6/1/26	1,815	1,878
5% 6/1/27	1,910	1,972
5% 6/1/28	2,005	2,065
5% 6/1/29	2,105	2,165
5% 6/1/30	2,215	2,278
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27 (Pre-Refunded to 10/1/23 @ 100)	3,755	3,813
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,256
Series D:
5% 5/1/27	970	1,049
5% 5/1/28	970	1,050
(Proj. No. 112) Series 2016 B, 5% 11/1/27	16,420	17,601
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	5,336
5% 5/1/29	565	621
5% 5/1/31	1,425	1,569
Series 2015, 5% 8/1/28	1,035	1,086
Series 2016 A:
5% 2/1/29	5,555	5,877
5% 2/1/30	5,670	5,994
5% 2/1/32	2,230	2,350
5% 2/1/33	2,770	2,915
Series 2016 B, 5% 11/1/26	4,825	5,177
Series 2017, 5% 4/1/27	4,625	4,997
Series A:
5% 11/1/31	2,000	2,203
5% 11/1/32	3,000	3,301
5% 11/1/33	1,500	1,645
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Series 2022 B:
5% 7/1/32	400	461
5% 7/1/34	400	454
Kentucky, Inc. Pub. Energy Bonds:
Series A, 4%, tender 6/1/26 (b)	41,220	40,804
Series C1, 4%, tender 6/1/25 (b)	28,000	27,742
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	7,565	7,618
Series 2020 C, 5%, tender 10/1/26 (b)	2,595	2,724
Series 2020 D, 5%, tender 10/1/29 (b)	3,700	4,014
Series 2013 A:
5.5% 10/1/33	2,430	2,460
5.75% 10/1/38	6,245	6,324
Series 2016 A:
5% 10/1/29	17,585	18,456
5% 10/1/32	3,230	3,368
Series 2020 A, 5% 10/1/37	4,300	4,461
Louisville & Jefferson County Metropolitan Govt. Board Wtr. Works Sys. Rev. Series 2022, 5% 11/15/35	2,980	3,432
TOTAL KENTUCKY		224,754
Louisiana - 0.5%
Jefferson Parish Consolidated Sewerage District # 1 Rev. Series 2022:
4% 2/1/35	3,465	3,606
4% 2/1/36	1,960	2,009
4% 2/1/38	1,445	1,431
4% 2/1/39	2,890	2,843
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/23	2,915	2,965
Series 2018 E:
5% 7/1/35	1,655	1,758
5% 7/1/36	1,795	1,898
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (c)	2,430	2,464
5% 1/1/25 (c)	2,915	2,997
5% 1/1/27 (c)	2,185	2,246
Series 2017 B:
5% 1/1/29 (c)	390	408
5% 1/1/31 (c)	730	764
5% 1/1/36 (c)	630	648
5% 1/1/37 (c)	485	496
Series 2017 D2:
5% 1/1/26 (c)	730	760
5% 1/1/29 (c)	485	508
5% 1/1/30 (c)	665	696
5% 1/1/32 (c)	1,495	1,563
5% 1/1/35 (c)	1,115	1,151
5% 1/1/38 (c)	570	582
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	9,665	8,895
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (b)	9,120	9,064
2.1%, tender 7/1/24 (b)	4,670	4,524
TOTAL LOUISIANA		54,276
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	4,215	4,252
Series 2016 A:
4% 7/1/41	2,030	1,812
4% 7/1/46	2,765	2,385
5% 7/1/41	860	863
5% 7/1/46	865	858
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,356
5% 7/1/27	1,940	2,047
TOTAL MAINE		14,573
Maryland - 1.7%
Baltimore County Gen. Oblig.:
Series 2020, 4% 3/1/36	7,310	7,539
Series 2021:
5% 3/1/23	1,245	1,249
5% 3/1/25	1,520	1,596
Baltimore Gen. Oblig. Series 2022 A:
5% 10/15/35	1,475	1,715
5% 10/15/37	865	989
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	3,763
5% 7/1/31	6,580	7,123
5% 7/1/33	6,635	7,145
Series 2017 D, 5% 7/1/33	5,630	6,063
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	2,875	2,880
Series 2019 C, 3.5% 3/1/50	3,340	3,304
Maryland Dept. of Trans.:
Series 2021 B:
5% 8/1/32 (c)	1,250	1,360
5% 8/1/33 (c)	1,000	1,085
5% 8/1/35 (c)	1,850	1,979
5% 8/1/36 (c)	1,000	1,063
Series 2022 A:
5% 12/1/23	2,055	2,095
5% 12/1/25	1,400	1,496
5% 12/1/28	1,265	1,430
Series 2022 B:
5% 12/1/24	2,370	2,474
5% 12/1/25	3,500	3,739
Series 2022, 5% 12/1/26	1,205	1,314
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,435	1,444
5% 6/1/24	1,455	1,490
5% 6/1/25	1,455	1,497
5% 6/1/26	1,940	2,020
5% 6/1/27	1,310	1,377
5% 6/1/31	970	1,026
5% 6/1/32	970	1,023
Maryland Econ. Dev. Corp.:
(Port Covington Proj.) Series 2020:
3.25% 9/1/30	500	449
4% 9/1/40	2,095	1,776
4% 9/1/50	2,625	2,047
(Purple Line Lt. Rail Proj.) Series 2022 B:
5% 12/31/36 (c)	3,185	3,240
5% 12/31/37 (c)	2,500	2,532
5% 12/31/38 (c)	2,200	2,218
5% 6/30/39 (c)	3,700	3,712
5% 12/31/39 (c)	1,700	1,706
Maryland Gen. Oblig.:
Series 2021 2A, 5% 8/1/29	26,455	30,320
Series 2021 A:
4% 8/1/35	2,575	2,700
5% 8/1/33	1,810	2,125
Series 2022 2C:
4% 3/1/28	7,595	8,104
5% 3/1/26	11,000	11,812
Series 2022 A:
5% 6/1/34	1,995	2,354
5% 6/1/35	3,765	4,390
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/35	500	481
4% 6/1/46	750	651
4% 6/1/51	1,000	843
4% 6/1/55	1,000	823
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/27	1,000	1,028
5% 7/1/28	1,300	1,336
5% 7/1/29	2,200	2,261
5% 7/1/31	1,000	1,027
Series 2016 A:
4% 7/1/42	1,410	1,238
5% 7/1/33	2,185	2,255
5% 7/1/34	1,600	1,649
5% 7/1/35	605	621
5% 7/1/36	1,700	1,741
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/34	5,650	6,436
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/24	3,400	3,514
5% 7/15/37	6,750	7,496
TOTAL MARYLAND		184,163
Massachusetts - 1.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007 A1, 5.25% 7/1/33	1,905	2,330
Series 2015 A, 5% 7/1/45	1,535	1,583
Series 2016 A, 0% 7/1/32	2,000	1,388
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B:
5% 6/1/38	10,170	10,978
5% 6/1/39	10,765	11,584
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (b)	16,960	16,960
Series A, 5% 1/1/31	7,500	8,370
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	3,885	4,003
5% 7/1/30	3,565	3,916
Series 2017, 5% 7/1/23	1,550	1,565
Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (b)	11,290	11,482
Series A1, 5%, tender 1/31/30 (b)	10,135	11,292
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (d)	3,209	3,292
Series 2015 O1, 4% 7/1/45	3,395	3,175
Series 2016, 5% 10/1/41	3,800	3,521
Series 2017 A, 5% 1/1/40	2,980	3,011
Series 2019 S1:
5% 10/1/23	2,400	2,435
5% 10/1/24	1,190	1,233
5% 10/1/25	2,670	2,828
Series 2019:
5% 7/1/30	1,435	1,533
5% 7/1/32	1,040	1,103
Series 2022:
5% 10/1/34	1,750	2,044
5% 10/1/35	1,750	2,023
5% 10/1/36	1,500	1,722
Massachusetts Edl. Fing. Auth. Rev. Series 2022 B:
5% 7/1/26 (c)	2,600	2,731
5% 7/1/27 (c)	2,350	2,493
5% 7/1/28 (c)	1,775	1,892
5% 7/1/29 (c)	1,925	2,060
5% 7/1/30 (c)	1,000	1,079
5% 7/1/31 (c)	800	880
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/36	2,560	2,816
Series 2019 B, 5% 7/1/36	1,700	1,866
Series 2021 A:
5% 9/1/23	7,285	7,386
5% 9/1/25	13,755	14,607
Series 2022 C:
5% 10/1/33	4,785	5,701
5% 10/1/34	6,000	7,035
Series A, 5% 7/1/28	1,100	1,187
Massachusetts Port Auth. Rev.:
Series 2019 A, 5% 7/1/31 (c)	5,000	5,405
Series 2019 C, 5% 7/1/44 (c)	3,000	3,084
Series 2021 E:
5% 7/1/23 (c)	550	555
5% 7/1/35 (c)	2,400	2,583
Series 2022 A:
5% 7/1/32 (c)	1,500	1,661
5% 7/1/33 (c)	1,025	1,131
5% 7/1/34 (c)	1,350	1,476
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	9,190	9,288
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2007 B, 5.25% 8/1/33	5,435	6,608
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2022 1, 5% 11/1/39	2,135	2,360
TOTAL MASSACHUSETTS		199,255
Michigan - 3.2%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	1,000	1,016
Series A, 5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	1,200	1,221
Detroit Gen. Oblig. Series 2021 A:
4% 4/1/41	1,575	1,319
4% 4/1/42	600	498
5% 4/1/31	900	936
5% 4/1/33	1,075	1,105
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	16,655	19,297
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	3,400	3,606
5% 5/1/31 (Assured Guaranty Muni. Corp. Insured)	4,855	5,139
5% 5/1/32 (Assured Guaranty Muni. Corp. Insured)	730	771
5% 5/1/33 (Assured Guaranty Muni. Corp. Insured)	3,030	3,201
Series 2017:
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,310	1,432
5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	1,890	2,066
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2022 A:
5% 7/1/33	330	377
5% 7/1/35	745	836
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2022 A:
5% 7/1/33	270	308
5% 7/1/35	3,000	3,375
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,255	3,431
5% 5/15/27 (Pre-Refunded to 5/15/26 @ 100)	20	21
5% 5/15/28	2,460	2,585
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	15	16
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	1,901
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	5,760	5,457
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	16,710	17,782
5% 4/15/35	2,720	2,879
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,655	1,685
5% 12/1/24	1,700	1,768
5% 12/1/25	2,915	3,093
5% 12/1/26	1,270	1,371
5% 12/1/27	1,215	1,333
5% 12/1/28	1,940	2,133
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (b)	1,775	1,576
Series 2019 B, 5%, tender 11/16/26 (b)	5,450	5,789
Series 2019 MI2, 5%, tender 2/1/25 (b)	10,655	11,090
Series 2013:
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	5,425	5,492
5% 8/15/29 (Pre-Refunded to 8/15/23 @ 100)	1,940	1,964
Series 2015 D1:
5% 7/1/27	415	432
5% 7/1/29	970	1,009
5% 7/1/31	1,165	1,209
5% 7/1/32	970	1,004
5% 7/1/33	825	851
Series 2016:
5% 11/15/30	4,480	4,716
5% 11/15/32	1,210	1,266
Series 2020 A:
5% 6/1/30	775	818
5% 6/1/31	1,005	1,059
5% 6/1/32	970	1,018
5% 6/1/33	1,745	1,822
Series 2020, 5% 6/1/40	2,340	2,367
Series 2022:
5% 4/15/32	8,285	9,582
5% 4/15/33	5,065	5,843
5% 4/15/34	2,530	2,892
5% 4/15/35	1,445	1,637
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	3,518
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,513
5% 12/1/25	1,260	1,337
5% 12/1/26	1,940	2,095
5% 12/1/27	1,295	1,421
5% 12/1/28	2,040	2,243
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	6,020	6,010
Series 2010 F3, 4%, tender 7/1/24 (b)	23,785	23,910
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	6,105	5,909
Series 2022 D, 5.5% 6/1/53	11,300	12,062
Series A, 3.5% 12/1/50	3,215	3,176
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	3,350	3,141
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	8,110	7,837
Michigan Technological Univ. Series 2021:
4% 10/1/41	1,450	1,415
5% 10/1/30	1,645	1,867
5% 10/1/31	1,250	1,435
5% 10/1/32	1,250	1,428
5% 10/1/33	1,325	1,519
5% 10/1/34	1,405	1,591
Michigan Trunk Line Fund Rev. Series 2020 B, 5% 11/15/36	26,785	30,485
Oakland Univ. Rev.:
Series 2022 A:
5% 3/1/26	480	511
5% 3/1/33	1,000	1,132
5% 3/1/34	1,905	2,133
5% 3/1/35	2,000	2,219
5% 3/1/36	2,095	2,306
5% 3/1/37	2,200	2,393
5% 3/1/38	2,310	2,502
5% 3/1/39	2,425	2,614
Series 2022 B:
5% 3/1/33	1,000	1,132
5% 3/1/34	1,250	1,400
5% 3/1/38	1,330	1,441
5% 3/1/39	1,375	1,482
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,302
5% 11/1/29	3,080	3,289
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/24 (Pre-Refunded to 3/1/24 @ 100)	1,940	1,987
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/28	565	610
5% 7/1/29	1,000	1,086
5% 7/1/30	425	464
5% 7/1/31	495	539
5% 7/1/32	545	591
5% 7/1/33	595	644
5% 7/1/34	385	414
5% 7/1/35	400	427
Univ. of Michigan Rev. Series 2022 D, 5% 4/1/33	1,440	1,694
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	1,872
5% 5/1/31	1,400	1,587
5% 5/1/32	2,300	2,601
5% 5/1/33	1,875	2,115
5% 5/1/34	2,450	2,760
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	4,701
5% 5/1/31	4,660	4,937
5% 5/1/32	4,955	5,242
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/29	245	269
5% 12/1/30	380	416
5% 12/1/31	390	426
5% 12/1/36	535	568
Series 2017 B:
5% 12/1/29 (c)	685	724
5% 12/1/30 (c)	485	512
5% 12/1/31 (c)	525	554
5% 12/1/33 (c)	375	394
5% 12/1/36 (c)	810	840
Series 2017 C:
5% 12/1/23	2,185	2,221
5% 12/1/24	2,305	2,392
5% 12/1/25	2,150	2,284
5% 12/1/26	1,455	1,575
5% 12/1/27	1,460	1,605
TOTAL MICHIGAN		344,213
Minnesota - 0.6%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	2,014
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/32 (c)	780	853
5% 1/1/33 (c)	1,165	1,270
5% 1/1/34 (c)	1,135	1,232
5% 1/1/35 (c)	705	759
5% 1/1/36 (c)	565	603
Minnesota Gen. Oblig.:
Series 2021 B, 4% 9/1/32	4,475	4,891
Series 2022 B, 4% 8/1/36	11,000	11,479
Minnesota Hsg. Fin. Agcy.:
Series 2021 D, 3% 1/1/52	7,900	7,660
Series 2021, 3% 7/1/51	2,165	2,103
Series 2022 A:
5% 8/1/33	1,875	2,158
5% 8/1/34	1,500	1,715
5% 8/1/35	1,210	1,369
5% 8/1/36	2,320	2,603
Series 2022 B, 5% 8/1/32	2,120	2,463
Series 2022 C:
5% 8/1/33	1,780	2,049
5% 8/1/34	2,685	3,069
5% 8/1/35	2,820	3,190
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,493
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	6,955	6,834
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/24	1,000	1,020
TOTAL MINNESOTA		60,827
Mississippi - 0.4%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(c)	10,750	10,811
Mississippi Dev. Bank Spl. Oblig. (Magnolia Reg'l. Health Ctr. Proj.) Series 2021:
4% 10/1/36 (d)	850	749
4% 10/1/41 (d)	1,360	1,121
5% 10/1/29 (d)	2,000	2,083
5% 10/1/30 (d)	2,800	2,924
5% 10/1/32 (d)	3,070	3,192
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	5,888
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.):
Series 2019 A:
5% 1/1/30	500	541
5% 1/1/31	1,500	1,623
5% 1/1/32	1,750	1,887
5% 1/1/34	1,065	1,143
5% 1/1/35	2,000	2,133
Series 2019 B:
5% 1/1/23	445	445
5% 1/1/25	500	517
5% 1/1/26	700	734
5% 1/1/27	1,245	1,318
5% 1/1/28	500	535
5% 1/1/29	510	550
5% 1/1/30	595	644
Bonds Series II, 5%, tender 3/1/27 (b)	3,025	3,165
Series IV:
5% 10/1/34	1,435	1,525
5% 10/1/38	1,675	1,730
5% 10/1/39	1,000	1,032
TOTAL MISSISSIPPI		46,290
Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	970	1,014
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	2,375	2,428
Kansas City Indl. Dev. Auth.:
(Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 4% 3/1/40 (c)	9,950	9,196
Series 2020 A, 5% 3/1/33 (c)	1,600	1,707
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/24	660	674
5% 1/1/29	550	609
5% 1/1/31	415	460
5% 1/1/34	380	419
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
4% 2/1/40	680	657
5% 2/1/30	2,395	2,476
5% 2/1/32	2,645	2,729
5% 2/1/36	2,145	2,198
5% 2/1/45	3,395	3,443
Series 2016:
5% 5/15/29	970	1,016
5% 5/15/30	970	1,012
5% 5/15/31	970	1,012
5% 5/15/36	2,915	3,001
Series 2022 A:
5% 6/1/32	2,150	2,459
5% 6/1/33	1,850	2,090
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	915	917
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/30	3,660	4,071
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	4,560	3,810
Series 2018 A, 5.125% 9/1/48	2,210	1,882
St Charles County Francis Howell R-III School District Gen. Oblig. Series 2022:
5% 3/1/34	950	1,084
5% 3/1/35	1,250	1,415
5% 3/1/36	1,250	1,405
5% 3/1/37	1,350	1,503
5% 3/1/38	2,000	2,216
5% 3/1/39	2,740	3,024
TOTAL MISSOURI		59,927
Montana - 0.2%
Gallatin County Indl. Dev. Rev. (Bozeman Fiber Proj.) Series 2021 A:
4% 10/15/32 (d)	1,160	1,059
4% 10/15/36 (d)	3,065	2,631
4% 10/15/41 (d)	4,910	3,944
4% 10/15/46 (d)	3,195	2,441
4% 10/15/51 (d)	2,625	1,922
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (c)	555	552
Series 2019 B, 4% 6/1/50	510	512
Montana Facility Fin. Auth. Series 2018 B, 5% 7/1/31	1,170	1,218
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/23	1,990	1,993
5% 2/15/24	2,080	2,114
5% 2/15/25	1,940	2,001
5% 2/15/26	3,105	3,250
TOTAL MONTANA		23,637
Nebraska - 0.6%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	15,350	15,310
Lincoln Arpt. Auth. Series 2021, 4% 7/1/36 (c)	1,000	1,010
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	2,375	2,363
Series 2019 E, 3.75% 9/1/49 (c)	2,820	2,794
Series 2020 A, 3.5% 9/1/50	2,570	2,539
Series 2022 B:
5% 3/1/27 (c)	1,165	1,234
5% 9/1/27 (c)	1,185	1,263
5% 3/1/28 (c)	1,205	1,292
5% 9/1/28 (c)	650	697
5% 9/1/29 (c)	1,270	1,377
Series A, 3% 9/1/45	5,650	5,481
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (b)	5,145	5,074
Series 2016 B:
5% 1/1/31	3,885	4,093
5% 1/1/34	4,235	4,437
5% 1/1/36	5,135	5,364
Series 2021 C:
5% 1/1/24	4,045	4,129
5% 1/1/26	1,000	1,064
Series 2021 D:
5% 1/1/23	1,500	1,500
5% 1/1/25	600	627
Omaha Pub. Pwr. District Elec. Rev.:
Series 2022 A:
5% 2/1/35	575	663
5% 2/1/36	640	734
Series 2022 B:
5% 2/1/34	1,550	1,803
5% 2/1/35	450	519
TOTAL NEBRASKA		65,367
Nevada - 1.0%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	725	763
Series 2017:
5% 9/1/24	730	749
5% 9/1/28	445	471
5% 9/1/30	730	770
5% 9/1/34	740	777
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/28	1,440	1,485
Series 2019 A:
5% 7/1/23	8,335	8,417
5% 7/1/26	2,965	3,196
Series 2019 D, 5% 7/1/24	4,195	4,329
Series 2021 B, 5% 7/1/23 (c)	1,760	1,772
Clark County School District:
Series 2016 A, 5% 6/15/23	2,250	2,269
Series 2017 A:
5% 6/15/25	5,770	6,077
5% 6/15/26	5,000	5,359
Series 2018 A, 5% 6/15/34	6,330	6,924
Series 2018 B:
5% 6/15/34	4,195	4,613
5% 6/15/35	8,000	8,725
Series 2020 A, 5% 6/15/33 (Assured Guaranty Muni. Corp. Insured)	1,090	1,230
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 A:
5% 6/1/32	2,815	3,008
5% 6/1/33	4,855	5,181
5% 6/1/34	5,145	5,477
Nevada Dept. of Bus. & Industry Bonds Series 2020 A, 0.85%, tender 1/26/23 (b)(c)(d)	28,200	28,146
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/25	2,745	2,753
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,475	1,478
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/28	1,500	1,557
5% 7/1/31	2,395	2,495
5% 7/1/35	1,825	1,866
5% 7/1/40	1,000	996
TOTAL NEVADA		110,883
New Hampshire - 0.7%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.):
Series 2012 B, 4% 8/15/37	900	886
Series 2021 B:
4% 8/15/36	730	726
4% 8/15/38	1,000	963
4% 8/15/40	1,050	984
4% 8/15/41	1,000	930
5% 8/15/27	505	548
5% 8/15/34	905	978
5% 8/15/35	680	726
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (b)(c)	2,400	2,312
Series 2019 A2, 2.15%, tender 7/1/24 (b)(c)	2,955	2,846
Series 2019 A3, 2.15%, tender 7/1/24 (b)(c)	7,545	7,268
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	9,483	9,195
Series 2022 1, 4.375% 9/20/36	7,205	6,957
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/30	1,190	1,285
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,376
5% 7/1/30	2,360	2,593
Series 2017:
5% 7/1/36	2,105	2,143
5% 7/1/44	1,830	1,770
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012, 5% 7/1/26	1,245	1,246
Series 2016:
4% 10/1/38	800	748
5% 10/1/26	4,560	4,813
5% 10/1/27	4,860	5,129
5% 10/1/28	1,940	2,038
5% 10/1/30	7,070	7,389
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	10,698	9,960
TOTAL NEW HAMPSHIRE		75,809
New Jersey - 4.7%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	1,430	1,544
5% 7/1/32 (Pre-Refunded to 7/1/26 @ 100)	970	1,047
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	970	1,047
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	1,940	1,972
5% 2/15/25	970	982
5% 2/15/29	1,350	1,358
Cherry Hill Township School District Series 2022:
4% 8/1/37	4,500	4,544
4% 8/1/38	3,500	3,464
4% 8/1/39	13,815	13,656
4% 8/1/42	5,500	5,346
Clearview Reg'l. High School District Series 2022:
4% 8/1/37	3,200	3,227
4% 8/1/38	3,015	3,005
4% 8/1/39	3,490	3,450
Mercer County Gen. Oblig. Series 2021, 2% 2/15/32	2,940	2,503
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	1,535	1,143
Series 2022 A:
5% 11/1/31	2,200	2,443
5% 11/1/32	1,390	1,550
5% 11/1/34	2,040	2,229
5% 11/1/35	2,085	2,253
Series A:
5% 11/1/34	5,150	5,500
5% 11/1/35	8,205	8,690
5% 11/1/36	5,010	5,282
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	1,435	1,074
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	975	1,019
5% 6/1/27 (Assured Guaranty Muni. Corp. Insured)	1,360	1,459
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	1,940	2,073
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	1,455	1,551
Series 2013 NN, 5% 3/1/26	5,600	5,615
Series 2013:
5% 3/1/23	9,030	9,052
5% 3/1/24	12,430	12,463
5% 3/1/25	1,360	1,364
Series 2015 XX, 5% 6/15/26	19,420	20,240
Series 2018 EEE, 5% 6/15/30	2,170	2,351
Series 2019:
5.25% 9/1/25 (d)	3,395	3,570
5.25% 9/1/26 (d)	3,200	3,415
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	1,900
New Jersey Envir. Infrastructure Trust:
Series 2016 A R1, 5% 9/1/25	2,065	2,194
Series 2016 A R2, 5% 9/1/25	3,010	3,199
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	13,105	13,919
4% 6/1/31	2,185	2,320
4% 6/1/32	1,470	1,566
5% 6/1/25	8,080	8,508
5% 6/1/26	10,480	11,252
5% 6/1/29	6,530	7,380
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	8,215	8,422
Series 2019 B2, 5%, tender 7/1/25 (b)	10,070	10,548
Series 2016 A:
5% 7/1/23 (Escrowed to Maturity)	2,940	2,967
5% 7/1/24 (Escrowed to Maturity)	790	814
5% 7/1/25 (Escrowed to Maturity)	855	899
5% 7/1/26 (Escrowed to Maturity)	285	306
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	425	456
5% 7/1/28	440	472
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,185	1,273
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,265	1,357
5% 7/1/33	1,465	1,558
Series 2016, 5% 7/1/41	3,665	3,681
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/24 (c)	3,420	3,518
Series 2019 A:
5% 12/1/23	1,810	1,842
5% 12/1/24	1,045	1,083
5% 12/1/25	1,925	2,034
Series 2020:
5% 12/1/24 (c)	1,925	1,978
5% 12/1/24 (c)	1,000	1,028
5% 12/1/25 (c)	2,675	2,785
5% 12/1/25 (c)	3,900	4,056
5% 12/1/26 (c)	3,100	3,271
5% 12/1/28 (c)	1,225	1,321
Series 2022 A:
5% 12/1/27 (c)	1,275	1,357
5% 12/1/28 (c)	1,400	1,502
5% 12/1/29 (c)	1,400	1,512
5% 12/1/30 (c)	750	804
Series 2022 B:
5% 12/1/27 (c)	3,735	3,983
5% 12/1/28 (c)	6,850	7,369
5% 12/1/29 (c)	4,475	4,848
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	4,740	5,095
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	3,792
5% 6/15/31	2,250	2,426
5% 6/15/32	5,660	6,085
Series 2006 C:
0% 12/15/30 (FGIC Insured)	2,800	2,049
0% 12/15/31 (FGIC Insured)	5,200	3,621
Series 2010 A:
0% 12/15/27	13,270	11,030
0% 12/15/28	3,025	2,410
Series 2014 AA:
5% 6/15/25	12,140	12,445
5% 6/15/26	7,285	7,470
Series 2016 A, 5% 6/15/27	14,620	15,443
Series 2018 A:
5% 12/15/32	1,600	1,718
5% 12/15/33	6,395	6,829
5% 12/15/34	8,095	8,575
Series 2019 BB, 4% 6/15/36	1,000	973
Series 2021 A:
4% 6/15/34	2,510	2,518
4% 6/15/36	2,500	2,433
4% 6/15/38	5,000	4,679
Series 2022 A, 4% 6/15/39	14,370	13,290
Series 2022 AA:
5% 6/15/30	2,770	3,052
5% 6/15/31	7,210	7,980
5% 6/15/32	5,145	5,723
5% 6/15/33	13,115	14,473
5% 6/15/35	13,670	14,783
Series 2022 CC:
5% 6/15/33	1,555	1,723
5% 6/15/35	2,000	2,170
5% 6/15/37	1,030	1,095
5.25% 6/15/32	1,450	1,642
5.25% 6/15/36	1,450	1,591
Series A:
5% 12/15/24	4,675	4,840
5% 12/15/25	4,380	4,603
5% 12/15/26	6,900	7,358
5% 12/15/27	12,250	13,192
5% 12/15/28	4,270	4,641
5% 6/15/30	1,125	1,184
5% 12/15/30	885	970
5% 12/15/31	4,720	5,142
5% 12/15/33	1,575	1,698
Series AA:
4% 6/15/36	1,550	1,509
4% 6/15/37	2,150	2,041
4% 6/15/39	1,960	1,813
5% 6/15/24	9,400	9,474
5% 6/15/35	2,010	2,152
5% 6/15/36	2,270	2,415
5% 6/15/38	1,930	2,019
TOTAL NEW JERSEY		502,927
New Mexico - 0.1%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	8,245	8,615
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	2,080	2,071
TOTAL NEW MEXICO		10,686
New York - 6.5%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,090	1,100
5% 7/1/25	2,430	2,524
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,232
5% 2/15/35	7,285	7,862
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	17,685	17,093
Series 2021 B, 1.5%, tender 9/1/26 (b)	9,325	8,664
Series 2016 B, 5% 9/1/23	1,455	1,475
Series 2021, 1% 9/1/25	28,250	25,718
Series 2022 A:
5% 9/1/35	800	912
5% 9/1/36	1,000	1,132
Monroe County Indl. Dev. Corp.:
(St. Ann's Cmnty. Proj.) Series 2019, 4% 1/1/30	1,760	1,570
(St. Anns Cmnty. Proj.) Series 2019:
5% 1/1/40	2,145	1,843
5% 1/1/50	1,510	1,201
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	12,379
5% 11/15/56	11,925	11,820
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/52	8,430	8,863
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	2,965	3,096
Series 2019 B1, 4% 10/1/35	2,395	2,427
Series 2021 A1, 5% 8/1/33	2,000	2,274
Series 2021 B1, 5% 11/1/32	5,800	6,655
Series 2021 F1:
5% 3/1/23	1,445	1,450
5% 3/1/42	5,410	5,763
5% 3/1/44	15,350	16,269
5% 3/1/50	1,725	1,817
Series 2022 A1, 5% 8/1/47	10,180	10,773
Series 2022 B, 5% 10/1/31	1,500	1,753
Series 2022 B1:
5% 8/1/33	2,350	2,745
5% 8/1/34	1,750	2,017
5% 8/1/35	2,250	2,551
5% 8/1/36	1,570	1,759
Series 2022 C, 5% 8/1/33	1,800	2,103
Series 2022 D1, 5% 5/1/35	1,540	1,745
Series 2023 B1, 5% 10/1/33	1,000	1,170
Series C:
5% 8/1/29	6,945	7,879
5% 8/1/33	2,500	2,842
5% 8/1/34	3,310	3,729
Series F1, 5% 3/1/26	1,010	1,013
New York City Health & Hosp. Corp. Rev. Series A, 5% 2/15/25	3,640	3,807
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	6,175	5,719
Series 2021, 0.6%, tender 7/1/25 (b)	8,115	7,495
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2018 S3, 5% 7/15/37	2,000	2,136
Series 2021 1A, 5% 7/15/32	1,000	1,159
Series 2023 A, 5% 7/15/34	2,840	3,291
New York City Transitional Fin. Auth. Rev.:
Series 2018 C2, 5% 5/1/32	9,175	10,185
Series 2019 A, 5% 8/1/35	7,520	8,225
Series 2019 B1:
5% 8/1/34	3,300	3,635
5% 8/1/35	8,400	9,188
5% 8/1/36	6,555	7,104
Series 2020 C1, 4% 5/1/36	1,075	1,078
Series 2021 F1:
5% 11/1/23	6,565	6,680
5% 11/1/24	12,785	13,316
5% 11/1/25	16,245	17,308
Series 2022 D, 5% 11/1/31	5,450	6,423
Series 2022 D1, 5% 11/1/34	5,910	6,829
Series 2022 F1, 5% 2/1/36	1,000	1,128
Series C:
4% 5/1/35	3,000	3,047
4% 5/1/36	8,615	8,636
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/27	1,330	1,398
5% 11/15/40	3,915	3,903
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 A, 5% 2/15/26 (Pre-Refunded to 2/15/24 @ 100)	1,025	1,050
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	3,675	3,725
Series 2019 B3, 5%, tender 5/1/26 (b)	4,055	4,248
Series 2022 A, 5% 7/15/37	1,840	1,893
Series 2022:
5% 7/1/32	1,810	1,914
5% 7/1/33	900	946
5% 7/1/34	255	266
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	15,335
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2022 A, 5% 11/15/34	735	836
New York Metropolitan Trans. Auth. Rev.:
Series 2015 C, 5% 11/15/30	1,000	1,020
Series 2015 D1, 5% 11/15/33	4,015	4,079
Series 2017 A1, 5% 11/15/31	2,000	2,055
Series 2017 C-2, 0% 11/15/33	9,795	6,141
Series 2017 C1:
4% 11/15/35	1,770	1,628
5% 11/15/26	5,975	6,244
5% 11/15/27	4,435	4,657
5% 11/15/30	4,315	4,467
5% 11/15/33	6,955	7,126
Series 2017 D:
5% 11/15/30	1,900	1,967
5% 11/15/33	6,725	6,890
Series 2020 D, 5% 11/15/43	2,500	2,431
New York State Dorm. Auth.:
Series 2020 A, 4% 3/15/34	3,055	3,144
Series 2021 E, 5% 3/15/36	11,725	13,162
Series 2022 A:
5% 3/15/33	3,825	4,480
5% 3/15/36	9,140	10,260
New York State Envir. Facilities Corp. Rev. (Master Fing. Prog.) Series 2013 B, 5% 5/15/26	1,000	1,007
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,750	2,516
Series 2021 E2, 0.65%, tender 11/1/25 (b)	5,000	4,549
Series 2021 J2, 1.1%, tender 5/1/27 (b)	18,855	16,801
Series 2021 K2, 1%, tender 11/1/26 (b)	5,120	4,630
Series 2022 B2, 2.5%, tender 5/1/27 (b)	25,300	24,186
Series 2021 A, 0.75% 11/1/25	3,920	3,551
Series 2021 B:
0.5% 5/1/24	795	762
0.55% 11/1/24	4,735	4,478
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	1,085	1,062
New York State Urban Dev. Corp. Series 2020 C:
4% 3/15/37	5,500	5,452
5% 3/15/36	7,610	8,421
New York Thruway Auth. Personal Income Tax Rev. Series 2022 A, 5% 3/15/34	7,250	8,406
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - LaGuardia Arpt. Termindals C&D Redev. Proj.) Series 2020, 4% 10/1/30 (c)	8,000	7,725
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.):
Series 2018, 5% 1/1/34 (c)	2,500	2,516
Series 2020, 5% 10/1/35 (c)	11,390	11,328
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	8,155	7,933
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/28 (c)	1,220	1,288
Series 2020 C:
4% 12/1/39	1,350	1,268
4% 12/1/40	1,500	1,399
4% 12/1/41	1,450	1,329
4% 12/1/42	1,400	1,272
5% 12/1/28	950	1,016
5% 12/1/29	950	1,022
5% 12/1/30	750	809
5% 12/1/31	950	1,022
5% 12/1/32	1,125	1,209
5% 12/1/33	1,200	1,283
5% 12/1/34	1,600	1,699
5% 12/1/35	1,500	1,581
5% 12/1/36	1,700	1,782
5% 12/1/37	1,755	1,830
5% 12/1/38	1,500	1,559
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (c)	6,100	6,526
5% 12/1/33 (c)	9,440	10,042
5% 12/1/34 (c)	10,315	10,834
5% 12/1/35 (c)	5,155	5,368
5% 12/1/36 (c)	3,515	3,635
5% 12/1/37 (c)	9,375	9,647
Series 2016 A, 5.25% 1/1/50 (c)	13,305	12,929
New York Urban Dev. Corp. Rev. Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	2,969
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	992
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	1,500	1,466
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,635	1,563
Onondaga Civic Dev. Corp. (Syracuse Univ. Proj.) Series 2020 A:
5% 12/1/32	1,250	1,430
5% 12/1/34	2,300	2,592
Port Auth. of New York & New Jersey Series 2022 236:
5% 1/15/33 (c)	2,000	2,241
5% 1/15/34 (c)	2,485	2,741
5% 1/15/35 (c)	2,000	2,184
5% 1/15/36 (c)	1,000	1,078
5% 1/15/37 (c)	1,000	1,069
5% 1/15/39 (c)	1,500	1,584
5% 1/15/40 (c)	5,000	5,247
5% 1/15/41 (c)	6,350	6,629
5% 1/15/42 (c)	4,100	4,270
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	1,360	1,063
5.375% 11/1/54 (d)	2,155	1,626
Triborough Bridge & Tunnel Auth.:
Series 2021 A1, 5% 5/15/51	9,300	9,842
Series 2022 E2B, 5% 11/15/32	5,825	6,883
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	2,915	2,967
5% 11/15/24	3,885	3,959
TOTAL NEW YORK		691,939
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
Series 193, 5% 10/15/29 (c)	3,650	3,783
Series 2019 218, 5% 11/1/36 (c)	1,080	1,139
Series 2021 226, 5% 10/15/33 (c)	1,350	1,477
Series 2022 231:
5% 8/1/33 (c)	12,500	13,780
5% 8/1/34 (c)	7,095	7,761
Series 223, 4% 7/15/39 (c)	2,175	2,025
TOTAL NEW YORK AND NEW JERSEY		29,965
North Carolina - 0.6%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	4,430	4,895
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	395	434
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	3,320	3,650
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021:
4% 5/1/32	1,000	1,024
4% 5/1/33	1,000	1,019
4% 5/1/34	900	911
5% 5/1/26	275	291
5% 5/1/27	400	429
5% 5/1/28	415	450
5% 5/1/29	525	577
5% 5/1/30	560	620
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	9,715	9,744
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 2022 48, 3.75% 7/1/52	9,400	9,323
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	17,085	16,700
North Carolina Med. Care Commission Hosp. Rev.:
Bonds Series 2021 B, 5%, tender 2/1/26 (b)	3,100	3,279
Series 2021 A, 5% 2/1/25	185	193
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2017, 5% 1/1/23	1,000	1,000
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/26 (c)	3,950	4,147
5% 5/1/27 (c)	1,500	1,589
5% 5/1/28 (c)	1,875	2,001
5% 5/1/29 (c)	1,500	1,614
5% 5/1/30 (c)	1,320	1,433
5% 5/1/31 (c)	1,350	1,462
5% 5/1/32 (c)	1,100	1,189
TOTAL NORTH CAROLINA		67,974
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	4,320	4,193
Series 2022 A, 4% 1/1/53	8,250	8,263
TOTAL NORTH DAKOTA		12,456
Ohio - 1.4%
Akron Bath Copley Hosp. District Rev. Series 2020:
4% 11/15/34	970	919
4% 11/15/35	1,000	928
4% 11/15/36	1,000	915
5% 11/15/32	700	751
Allen County Hosp. Facilities Rev. Series 2020 A:
5% 12/1/29	2,290	2,560
5% 12/1/30	2,290	2,586
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	6,010	5,761
Series 2017 A, 5% 2/15/36	5,000	5,337
Series 2021 A:
4% 2/15/36	4,045	4,045
4% 2/15/37	3,000	2,961
4% 2/15/38	215	211
5% 2/15/33	2,750	3,119
5% 2/15/34	4,000	4,518
5% 2/15/35	2,715	3,033
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	970	1,007
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	1,480	1,537
5% 1/1/29 (Assured Guaranty Muni. Corp. Insured)	2,165	2,252
5% 1/1/30 (Assured Guaranty Muni. Corp. Insured)	1,940	2,017
Columbus City School District Series 2016 A, 5% 12/1/32	1,770	1,890
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,404
5% 6/15/26	2,515	2,524
5% 6/15/27	2,640	2,649
5% 6/15/28	2,770	2,779
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019, 5% 12/1/44	970	959
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/33	2,000	2,234
5% 12/1/35	1,000	1,106
5% 12/1/36	1,180	1,299
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	2,056
5% 11/1/26	2,040	2,195
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	2,195	2,312
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	20,230	20,573
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,080
5% 8/1/32	1,000	1,075
5% 8/1/33	1,000	1,070
Miami Univ. Series 2020 A:
5% 9/1/30	140	160
5% 9/1/31	950	1,082
5% 9/1/33	1,770	1,997
5% 9/1/34	2,500	2,809
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021, 5% 8/1/26	560	596
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,715	5,717
Ohio Air Quality Dev. Auth. Rev. Bonds Series 2022 B, 4.25%, tender 6/1/27 (b)(c)	2,350	2,343
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A, 5% 10/1/24	1,250	1,297
Ohio Gen. Oblig. Series 2021 A, 5% 6/15/33	2,300	2,663
Ohio Hosp. Facilities Rev.:
Series 2017 A:
5% 1/1/27	2,495	2,704
5% 1/1/29	4,855	5,355
Series 2021 B, 5% 1/1/23	1,260	1,260
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	1,580	1,376
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	705	715
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/29	10,000	11,445
5% 12/1/30	1,000	1,163
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39	2,860	3,224
Series A, 5% 2/15/51	1,310	1,392
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	2,250	2,333
Series 2019, 5% 2/15/29	4,900	5,112
TOTAL OHIO		147,405
Oklahoma - 0.2%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,168
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,199
5% 6/1/28	1,455	1,497
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,085
5% 10/1/26	1,455	1,539
5% 10/1/27	1,155	1,220
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/33	2,645	2,446
4% 8/1/34	2,755	2,518
5% 8/1/24	590	595
5% 8/1/25	930	944
5% 8/1/26	540	551
5% 8/1/27	680	696
5% 8/1/28	725	744
5% 8/1/29	755	778
5% 8/1/30	1,370	1,409
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 B, 5% 1/1/27	2,085	2,162
TOTAL OKLAHOMA		21,551
Oregon - 0.5%
Multnomah County School District #1J Portland Series 2020 B, 3% 6/15/33	1,000	984
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	12,940	14,378
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single-Family Mtg. Prog.) Series 2022 A, 4% 7/1/51	7,045	7,056
Port of Portland Arpt. Rev.:
Series 23, 5% 7/1/27	1,475	1,549
Series 24 B:
5% 7/1/31 (c)	1,000	1,048
5% 7/1/32 (c)	2,795	2,925
Series 26 A:
5% 7/1/29	1,155	1,269
5% 7/1/33	785	877
Series 26 B, 5% 7/1/29	1,000	1,103
Series 26 C:
5% 7/1/25 (c)	800	832
5% 7/1/26 (c)	1,300	1,368
5% 7/1/27 (c)	1,090	1,157
Series 27 A, 5% 7/1/36 (c)	8,655	9,110
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	3,915	3,766
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,192
TOTAL OREGON		50,614
Pennsylvania - 4.3%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/33 (c)	3,635	3,905
5% 1/1/51 (c)	31,125	31,436
5% 1/1/56 (c)	14,945	15,039
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2021 A:
4% 3/1/36	825	821
4% 3/1/37	1,000	977
4% 3/1/38	1,050	1,018
4% 3/1/39	2,000	1,920
4% 3/1/40	2,115	1,990
4% 3/1/41	385	358
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
5% 7/15/23	765	772
5% 7/15/24	2,300	2,367
5% 7/15/25	3,030	3,174
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	2,760	2,277
4% 12/1/41	5,005	3,637
4.25% 12/1/50	5,575	3,823
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/34	280	280
5% 7/1/35	1,100	1,089
5% 7/1/36	525	515
5% 7/1/37	1,180	1,151
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/23	1,250	1,250
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	7,510	7,580
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 4% 7/1/38	1,600	1,520
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,394
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	330	333
Series 2016 A:
5% 10/1/28	1,385	1,400
5% 10/1/29	1,495	1,511
5% 10/1/32	4,670	4,706
5% 10/1/36	7,560	7,512
5% 10/1/40	3,490	3,376
Series 2019:
5% 9/1/30	1,250	1,366
5% 9/1/31	2,500	2,728
5% 9/1/33	1,370	1,487
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 3.875%, tender 1/17/23 (b)(c)	8,800	8,800
Series 2019 B1, 3.875%, tender 1/17/23 (b)(c)	6,900	6,900
(Waste Mgmt., Inc. Proj.) Series 2013, 4%, tender 2/1/23 (b)(c)	35,550	35,548
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	3,200	3,001
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 4.06%, tender 6/3/24 (b)(c)(e)	9,105	8,850
Series 2011, 2.15%, tender 7/1/24 (b)(c)	12,165	11,718
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/27	9,710	9,872
Series 2014, 5% 7/1/23	1,500	1,515
Series 2016:
4% 2/1/32	6,490	6,670
5% 9/15/29	27,190	29,272
Series 2017 1, 5% 1/1/24	23,000	23,489
Series 2017, 5% 1/1/27	8,765	9,504
Series 2022, 5% 10/1/36	8,595	9,754
Pennsylvania Higher Ed. Assistance Agcy. Rev. Series 2022 A:
5% 6/1/29 (c)	3,800	4,042
5% 6/1/30 (c)	8,600	9,217
5% 6/1/31 (c)	4,900	5,241
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,335
5% 8/15/30	2,090	2,295
Series 2017, 5% 8/15/27	1,165	1,280
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/28	5,265	5,613
5% 12/1/28 (Pre-Refunded to 12/1/26 @ 100)	835	906
5% 12/1/33	3,405	3,563
5% 12/1/33 (Pre-Refunded to 12/1/26 @ 100)	895	971
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,305
5% 12/1/33	1,215	1,311
Series 2017 A1:
5% 12/1/23	535	544
5% 12/1/29	1,455	1,601
5% 12/1/34	970	1,048
Series 2021 B:
5% 12/1/33	2,095	2,324
5% 12/1/34	1,750	1,926
5% 12/1/35	1,750	1,891
Series 2021 C:
4% 12/1/38	1,040	1,020
5% 12/1/37	1,300	1,435
Philadelphia Arpt. Rev.:
Series 2015 A:
5% 6/15/23 (c)	1,510	1,519
5% 6/15/24 (c)	1,590	1,624
Series 2017 B:
5% 7/1/26 (c)	2,950	3,092
5% 7/1/29 (c)	1,200	1,258
5% 7/1/30 (c)	1,720	1,800
5% 7/1/31 (c)	2,430	2,540
5% 7/1/35 (c)	800	827
5% 7/1/47 (c)	3,065	3,025
Series 2020 A:
4% 7/1/35	2,000	2,015
4% 7/1/36	3,500	3,487
Series 2021, 5% 7/1/36 (c)	2,750	2,901
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	970	979
5% 8/1/24	730	751
5% 8/1/25	775	812
Philadelphia Gen. Oblig.:
Series 2015 B:
5% 8/1/27	2,915	3,073
5% 8/1/29	10,165	10,675
5% 8/1/30	10,705	11,231
5% 8/1/31	11,280	11,818
Series 2019 A:
5% 8/1/23	1,910	1,932
5% 8/1/24	3,425	3,539
5% 8/1/26	3,225	3,470
Series 2019 B:
5% 2/1/23	2,300	2,303
5% 2/1/24	100	102
5% 2/1/25	1,135	1,185
5% 2/1/26	1,180	1,258
5% 2/1/27	1,500	1,619
5% 2/1/28	2,250	2,461
5% 2/1/29	2,425	2,683
Philadelphia School District:
Series 2019 A, 5% 9/1/34	3,675	4,024
Series 2019 B, 5% 9/1/29	3,070	3,393
Series 2019 C, 5% 9/1/33	11,245	12,356
Philadelphia Wtr. & Wastewtr. Rev. Series 2022 C:
5% 6/1/35	1,110	1,273
5% 6/1/36	1,300	1,463
5% 6/1/37	2,000	2,223
5% 6/1/38	1,500	1,650
5% 6/1/39	1,850	2,020
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	570	616
Series 2019 B:
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,855	2,146
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	1,250	1,466
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38	2,890	3,064
5% 6/1/39	4,690	4,954
Southeastern Pennsylvania Trans. Auth. Rev. Series 2022:
5% 6/1/33	1,000	1,163
5% 6/1/34	1,000	1,156
5% 6/1/35	1,750	2,007
5% 6/1/36	2,500	2,848
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	1,345	1,397
TOTAL PENNSYLVANIA		461,671
Puerto Rico - 0.5%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1:
0% 7/1/24	4,184	3,878
4% 7/1/33	27,122	23,517
4% 7/1/35	9,725	8,184
5.25% 7/1/23	12,185	12,185
5.625% 7/1/29	4,097	4,193
Series 2022 A1, 5.375% 7/1/25	4,735	4,771
TOTAL PUERTO RICO		56,728
Rhode Island - 0.6%
Rhode Island & Providence Plantations Series 2019 A, 4% 5/1/35	2,160	2,199
Rhode Island Gen. Oblig. Series 2022 A, 5% 8/1/35	10,110	11,771
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	10,630	10,344
5% 9/1/36	320	295
Series 2016, 5% 5/15/39	5,475	5,499
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	7,985	8,396
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,515	1,517
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2022 A:
5% 12/1/26 (c)	2,100	2,218
5% 12/1/27 (c)	1,500	1,600
5% 12/1/28 (c)	1,750	1,887
5% 12/1/29 (c)	1,875	2,055
5% 12/1/30 (c)	1,125	1,237
5% 12/1/31 (c)	1,575	1,722
Series A:
3.5% 12/1/34 (c)	1,440	1,399
4% 12/1/26 (c)	520	526
5% 12/1/29 (c)	1,650	1,802
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	5,085	5,156
5% 6/1/27	1,770	1,809
5% 6/1/28	2,330	2,381
TOTAL RHODE ISLAND		63,813
South Carolina - 0.7%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/24	970	994
5% 3/1/25	970	1,018
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	6,900	6,894
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	4,066
5% 12/1/29	3,155	3,301
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	2,565	2,572
Series 2020 A, 4% 7/1/50	2,595	2,602
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/24	970	988
5% 2/1/26	1,650	1,739
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,762
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	1,000	1,041
Series 2018:
5% 7/1/28 (c)	2,235	2,405
5% 7/1/30 (c)	4,790	5,115
5% 7/1/33 (c)	2,150	2,279
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/25	3,885	4,014
5% 12/1/26	3,885	4,011
5% 12/1/27	3,010	3,103
Series 2016 B:
5% 12/1/35	6,250	6,456
5% 12/1/36	9,330	9,577
Series A:
4% 12/1/33	900	896
4% 12/1/34	4,000	3,948
4% 12/1/35	500	488
4% 12/1/37	2,000	1,904
5% 12/1/31	2,800	3,071
TOTAL SOUTH CAROLINA		74,244
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	970	979
Series 2014 B:
5% 11/1/24	1,200	1,239
5% 11/1/25	1,175	1,216
5% 11/1/26	195	202
Series 2017:
5% 7/1/24	435	447
5% 7/1/27	365	395
5% 7/1/33	1,700	1,815
5% 7/1/35	1,360	1,438
South Dakota Hsg. Dev. Auth. Series A, 3% 11/1/51	3,515	3,416
TOTAL SOUTH DAKOTA		11,147
Tennessee - 0.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 4% 8/1/37	3,040	2,832
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,030
5% 7/1/30	1,165	1,230
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/24	995	1,017
Series 2017:
5% 4/1/24	970	989
5% 4/1/25	1,315	1,353
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B:
5% 7/1/23 (c)	2,800	2,819
5% 7/1/25 (c)	1,000	1,036
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/44 (c)	1,190	1,217
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series 2015 C, 5% 7/1/31 (Pre-Refunded to 7/1/25 @ 100)	3,370	3,562
Series 2018, 4% 7/1/34	6,000	6,219
Series 2021 C, 3% 1/1/35	1,100	1,008
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	18,440	18,709
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	11,735	11,754
Series 2018, 4%, tender 11/1/25 (b)	10,670	10,592
Tennessee Hsg. Dev. Agcy. Residential Series 2022 1, 3.75% 7/1/52	6,260	6,209
TOTAL TENNESSEE		71,576
Texas - 12.1%
Argyle Independent School District Series 2022, 5% 8/15/34	1,005	1,172
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/29 (c)	2,690	2,751
5% 11/15/34 (c)	1,750	1,783
Series 2019 B:
5% 11/15/27 (c)	1,500	1,599
5% 11/15/28 (c)	2,250	2,414
5% 11/15/29 (c)	1,500	1,616
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,455	1,457
Austin Gen. Oblig. Series 2022:
5% 9/1/34	1,600	1,862
5% 9/1/35	2,500	2,884
5% 9/1/36	3,035	3,478
Austin Independent School District Series 2021:
4% 8/1/32	8,300	9,021
4% 8/1/33	9,255	10,017
4% 8/1/34	10,590	11,369
4% 8/1/35	7,215	7,666
Austin Wtr. & Wastewtr. Sys. Rev. Series 2022:
5% 11/15/31	1,000	1,163
5% 11/15/33	650	761
5% 11/15/35	1,000	1,150
5% 11/15/36	1,000	1,143
Birdville Independent School District Series 2021, 5% 2/15/26	2,225	2,381
Brazosport Independent School District Series 2019, 2.125% 2/15/33	3,495	3,005
Cedar Park Series 2022, 5% 2/15/36	1,245	1,395
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	1,165	1,231
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	970	1,025
5% 1/1/34 (Pre-Refunded to 7/1/25 @ 100)	1,940	2,050
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	5,340	5,644
Series 2020 E:
4% 1/1/34	950	956
4% 1/1/36	750	740
5% 1/1/30	850	932
5% 1/1/32	800	872
5% 1/1/35	915	982
Series 2020 G:
4% 1/1/34	1,000	1,005
4% 1/1/35	1,000	997
4% 1/1/36	1,000	986
5% 1/1/28	500	535
5% 1/1/29	750	814
5% 1/1/30	670	729
5% 1/1/31	725	787
5% 1/1/32	870	942
Series 2021 B, 5% 1/1/35	1,000	1,082
Cypress-Fairbanks Independent School District:
Series 2016:
5% 2/15/23	4,855	4,866
5% 2/15/24	24,410	24,987
5% 2/15/25	20,810	21,798
5% 2/15/27	3,475	3,717
Series 2019 A, 3% 2/15/33	5,000	4,697
Series 2020 A, 5% 2/15/25	3,650	3,823
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,135	8,292
Series 2020 A:
5% 12/1/25	750	799
5% 12/1/26	1,000	1,087
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,130	6,257
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 A:
5% 11/1/30	3,090	3,565
5% 11/1/31	1,300	1,494
5% 11/1/32	2,000	2,290
5% 11/1/33	2,000	2,283
Series 2020 B, 4% 11/1/35	7,865	7,992
Dallas Gen. Oblig.:
Series 2014, 5% 2/15/24	5,770	5,901
Series 2019 B:
5% 2/15/30	4,080	4,573
5% 2/15/32	7,095	7,931
5% 2/15/33	7,585	8,443
Dallas Independent School District:
Series 2019:
5% 2/15/28	1,750	1,938
5% 2/15/29	2,355	2,610
5% 2/15/30	5,095	5,645
Series 2021:
4% 2/15/25	5,075	5,197
4% 2/15/26	2,455	2,538
Denton Independent School District:
Bonds Series 2014 B:
2%, tender 8/1/24 (b)	670	663
2%, tender 8/1/24 (b)	8,515	8,301
Series 2016, 0% 8/15/25	2,770	2,573
Eagle Mountain & Saginaw Independent School District Series 2022:
5% 8/15/33	1,190	1,388
5% 8/15/34	1,010	1,170
5% 8/15/35	1,300	1,493
5% 8/15/36	1,895	2,161
El Paso Gen. Oblig. Series 2019 A:
5% 8/15/30	5,100	5,685
5% 8/15/31	3,610	4,019
5% 8/15/32	3,620	4,022
5% 8/15/33	5,890	6,513
5% 8/15/34	2,945	3,242
El Paso Wtr. & Swr. Rev. Series 2022, 5% 3/1/35	7,140	8,053
Elgin Independent School District Series 2022, 5% 8/1/30	1,485	1,711
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	8,585	7,633
Fort Worth Gen. Oblig.:
Series 2016, 5% 3/1/27	5,755	6,159
Series 2020, 5% 3/1/29	4,200	4,733
Fort Worth Independent School District Series 2016, 5% 2/15/26	3,530	3,781
Georgetown Util. Sys. Rev. Series 2022:
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,375	1,573
5% 8/15/33 (Assured Guaranty Muni. Corp. Insured)	1,500	1,698
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,700	1,891
5% 8/15/36 (Assured Guaranty Muni. Corp. Insured)	1,585	1,752
Grand Parkway Trans. Corp.:
Series 2013 C, 5.125% 10/1/43	2,430	2,439
Series 2018 A:
5% 10/1/31	4,965	5,476
5% 10/1/32	4,210	4,631
5% 10/1/33	6,420	7,036
5% 10/1/34	4,855	5,288
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/24 (b)	5,205	5,377
Series 2020 A, 0.9%, tender 5/15/25 (b)	5,000	4,633
Series 2019 A:
4% 10/1/35	1,750	1,785
4% 10/1/36	3,000	3,045
Harris County Flood Cont. District Series 2021 A:
4% 10/1/32	5,130	5,464
4% 10/1/33	6,045	6,409
4% 10/1/34	4,995	5,250
4% 10/1/35	3,400	3,535
4% 10/1/36	3,920	4,051
Harris County Gen. Oblig. Series 2022 A:
5% 8/15/31	4,640	5,430
5% 8/15/32	2,500	2,960
Hays Consolidated Independent School District Series 2022:
4% 2/15/37	1,000	1,008
5% 2/15/34	1,000	1,143
5% 2/15/35	1,650	1,865
5% 2/15/36	2,250	2,521
Houston Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/26 (c)	1,635	1,720
5% 7/1/27 (c)	2,180	2,314
5% 7/1/28 (c)	970	1,037
Series 2018 B:
5% 7/1/28	3,110	3,454
5% 7/1/29	12,140	13,445
5% 7/1/30	6,385	7,056
Series 2020 A:
4% 7/1/35 (c)	1,500	1,452
4% 7/1/39 (c)	1,895	1,770
Series 2021 A:
4% 7/1/35 (c)	1,100	1,065
4% 7/1/36 (c)	2,180	2,087
4% 7/1/37 (c)	1,200	1,128
4% 7/1/38 (c)	1,750	1,638
4% 7/1/39 (c)	4,500	4,202
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
5% 9/1/29	1,000	1,091
5% 9/1/30	1,250	1,363
5% 9/1/31	1,650	1,797
5% 9/1/33	1,535	1,664
5% 9/1/34	1,250	1,352
5% 9/1/35	1,700	1,829
Houston Gen. Oblig. Series 2017 A:
5% 3/1/23	2,095	2,102
5% 3/1/24	9,710	9,956
5% 3/1/25	4,080	4,266
Houston Independent School District Bonds:
Series 2012, 4%, tender 6/1/23 (b)	8,500	8,520
Series 2014 A, 4%, tender 6/1/23 (b)	10,315	10,339
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,597
Series 2016 B, 5% 11/15/33	2,330	2,494
Series 2020 C:
4% 11/15/35	1,500	1,536
5% 11/15/30	2,145	2,470
5% 11/15/31	2,500	2,874
5% 11/15/32	2,000	2,288
Series 2021 A:
4% 11/15/35	700	715
4% 11/15/36	700	711
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	501
5% 10/15/26	680	719
5% 10/15/27	485	512
5% 10/15/29	630	661
5% 10/15/31	990	1,034
5% 10/15/35	1,425	1,473
5% 10/15/36	3,115	3,206
5% 10/15/39	1,215	1,241
5% 10/15/44	1,440	1,460
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/30 (c)	1,360	1,406
5% 11/1/31 (c)	5,730	5,918
5% 11/1/35 (c)	1,700	1,741
Series 2017:
5% 11/1/26 (c)	1,000	1,057
5% 11/1/33 (c)	1,250	1,301
5% 11/1/34 (c)	2,925	3,032
5% 11/1/35 (c)	4,065	4,195
5% 11/1/36 (c)	5,170	5,320
Series 2021:
4% 11/1/34 (Assured Guaranty Muni. Corp. Insured) (c)	6,245	6,096
4% 11/1/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,500	1,409
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured) (c)	16,660	18,092
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	4,997
5% 5/15/34	2,430	2,645
5% 5/15/36	2,430	2,608
Series 2019:
5% 5/15/32	1,500	1,666
5% 5/15/33	2,250	2,493
5% 5/15/34	2,250	2,482
5% 5/15/35	5,575	6,095
5% 5/15/36	1,075	1,167
Series 2021, 5% 5/15/25	3,620	3,781
Series 2022 A:
5% 5/15/32	395	456
5.25% 5/15/35	1,500	1,720
Series 2015 B:
5% 5/15/25	6,615	6,909
5% 5/15/27	2,915	3,047
5% 5/15/28	2,845	2,974
5% 5/15/29	8,255	8,627
Series 2015 D:
5% 5/15/23	680	684
5% 5/15/24	1,445	1,483
5% 5/15/26	1,360	1,422
Series 2020, 5% 5/15/26	3,350	3,564
McKinney Independent School District Series 2022, 5% 2/15/35	1,295	1,476
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	4,160	4,061
Midway Independent School District Series 2020, 4% 8/15/32	1,500	1,587
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2020 A, 4.1%, tender 2/1/23 (b)(c)	35,800	35,803
(Waste Mgmt., Inc. Proj.):
Series 2018, 4.035%, tender 7/1/24 (b)(c)	1,145	1,110
Series 2020 A, 3.5%, tender 3/1/23 (b)(c)	11,600	11,586
Series 2020 B, 3.5%, tender 3/1/23 (b)(c)	14,800	14,782
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	2,023
5% 8/15/25	2,430	2,560
5% 8/15/26	1,505	1,614
5% 8/15/27	1,565	1,707
5% 8/15/30	2,330	2,526
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,246
5% 4/1/28	1,395	1,467
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	4,310	4,235
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	995	996
4% 12/15/24	1,770	1,772
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,240	1,306
5% 1/1/33	1,280	1,373
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	494
5% 1/1/31	660	693
5% 1/1/32	2,915	3,100
Series 2014:
5% 1/1/23	1,045	1,045
5% 1/1/23 (Escrowed to Maturity)	690	690
5% 1/1/24	420	428
Series 2015 B:
5% 1/1/29	9,710	10,097
5% 1/1/30	4,855	5,048
Series 2016 A, 5% 1/1/39	6,800	7,049
Series 2019 A, 4% 1/1/36	1,725	1,747
Series 2019 B, 5% 1/1/25	3,390	3,519
Series 2020 A, 4% 1/1/37	3,395	3,411
Series 2021 B, 4% 1/1/39	8,025	7,843
Northside Independent School District Bonds:
Series 2018, 2.75%, tender 8/1/23 (b)	23,270	23,118
Series 2019, 1.6%, tender 8/1/24 (b)	19,660	19,039
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	16,765	16,396
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	1,975	2,023
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	4,070	4,034
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,514
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/27 (c)	2,380	2,511
5% 7/1/28 (c)	1,085	1,160
5% 7/1/29 (c)	1,270	1,364
5% 7/1/29 (c)	3,200	3,417
5% 7/1/30 (c)	1,235	1,325
5% 7/1/30 (c)	1,510	1,611
5% 7/1/31 (c)	2,310	2,475
5% 7/1/31 (c)	1,250	1,332
5% 7/1/32 (c)	950	1,010
5% 7/1/32 (c)	1,195	1,278
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	3,110	3,267
Series 2017:
5% 2/1/29	1,455	1,594
5% 2/1/30	970	1,060
5% 2/1/31	1,455	1,588
5% 2/1/33	1,165	1,267
Series 2019, 5% 2/1/36	5,980	6,560
San Antonio Gen. Oblig. Series 2021, 4% 8/1/33	3,145	3,367
San Antonio Wtr. Sys. Rev.:
Series 2019 C, 5% 5/15/34	1,550	1,738
Series 2022 A:
5% 5/15/40	2,730	2,998
5% 5/15/41	2,485	2,707
Series 2022 B:
5% 5/15/32	730	857
5% 5/15/33	675	789
5% 5/15/35	1,460	1,679
5% 5/15/36	1,590	1,811
Spring Branch Independent School District Series 2019, 3% 2/1/32	5,315	5,264
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25 (Pre-Refunded to 8/15/23 @ 100)	970	982
5% 8/15/26 (Pre-Refunded to 8/15/23 @ 100)	1,485	1,504
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	1,575	1,595
5% 8/15/33 (Pre-Refunded to 8/15/23 @ 100)	3,690	3,737
Bonds (Baylor Scott & White Health Proj.) Series 2022 F, 5%, tender 11/15/30 (b)	8,030	8,904
Series 2013, 5.5% 9/1/43 (Pre-Refunded to 9/1/23 @ 100)	5,195	5,278
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Barton Creek Sr. Living Ctr., Inc. Querencia Proj.) Series 2015, 5% 11/15/30	6,130	6,110
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
5% 2/15/25	5,585	5,828
5% 2/15/34	2,040	2,146
Series 2018 B, 5% 7/1/43	3,100	3,174
Texas A&M Univ. Rev.:
Series 2016 C, 5% 5/15/23	5,475	5,516
Series 2022:
5% 5/15/32	1,000	1,175
5% 5/15/33	1,000	1,167
5% 5/15/34	1,250	1,451
5% 5/15/35	1,000	1,150
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	6,311	5,618
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	5,330	5,347
Texas Gen. Oblig.:
Series 2013 B, 5% 8/1/25 (c)	11,725	11,839
Series 2014, 5% 8/1/26 (c)	5,020	5,164
Series 2016, 5.5% 8/1/26 (c)	3,750	4,064
Series 2020 A, 4% 8/1/32 (c)	1,700	1,769
Series 2020 B:
4% 8/1/28 (c)	4,340	4,522
4% 8/1/29 (c)	5,605	5,855
4% 8/1/30 (c)	5,885	6,180
4% 8/1/31 (c)	6,180	6,514
Series 2021 A:
5% 8/1/30 (c)	5,720	6,425
5% 8/1/31 (c)	6,175	7,011
5% 8/1/32 (c)	6,480	7,332
5% 8/1/33 (c)	4,805	5,419
Series 2021 B, 5% 8/1/32 (c)	4,915	5,626
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/33	2,750	2,721
4% 12/31/33	1,710	1,687
4% 6/30/34	4,000	3,921
4% 12/31/34	4,000	3,897
4% 6/30/35	4,000	3,869
4% 6/30/36	1,290	1,233
4% 12/31/36	2,965	2,820
Series 2013, 7% 12/31/38 (c)	15,540	15,827
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
5% 2/1/23	1,500	1,502
5% 2/1/24	1,130	1,156
5% 2/1/26	2,600	2,780
5% 2/1/27	2,500	2,723
5% 2/1/28	1,315	1,457
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	4,898
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	44,145	40,179
Texas Wtr. Dev. Board Rev.:
Series 2017 A:
5% 4/15/25	6,055	6,372
5% 4/15/26	4,195	4,513
5% 4/15/29	6,310	6,987
5% 4/15/30	16,995	18,812
Series 2018 A, 4% 10/15/32	7,000	7,343
Series 2018 B:
4% 10/15/36	9,840	10,035
5% 4/15/29	2,750	3,096
5% 10/15/29	2,250	2,533
5% 10/15/30	3,240	3,642
5% 4/15/31	5,000	5,617
Series 2019 A, 5% 4/15/32	3,805	4,331
Series 2019:
5% 8/1/30	8,650	9,854
5% 8/1/31	4,500	5,113
5% 8/1/32	3,000	3,401
5% 8/1/33	3,450	3,901
5% 8/1/34	4,500	5,054
5% 8/1/35	5,500	6,120
Series 2020:
5% 8/1/24	1,000	1,035
5% 8/1/30	3,210	3,718
Series 2021 4% 8/1/35	6,945	7,230
Series 2022:
5% 4/15/32	1,000	1,183
5% 10/15/32	1,350	1,606
5% 4/15/33	850	1,007
5% 10/15/33	1,300	1,541
Travis County Gen. Oblig.:
Series 2016 A, 5% 3/1/24	2,905	2,978
Series 2019 A:
5% 3/1/34	5,645	6,299
5% 3/1/35	17,080	18,900
5% 3/1/36	5,000	5,490
Univ. of Houston Univ. Revs.:
Series 2017 A, 5% 2/15/30	6,325	6,733
Series 2021 A, 2% 2/15/33	4,105	3,467
Univ. of North Texas Univ. Rev. Series 2022 A:
5% 4/15/32	540	623
5% 4/15/33	520	594
5% 4/15/34	720	818
5% 4/15/35	755	850
5% 4/15/36	720	805
5% 4/15/37	950	1,053
5% 4/15/38	1,095	1,209
5% 4/15/39	1,190	1,310
Univ. of Texas Board of Regents Sys. Rev. Series 2019 A, 5% 8/15/29	3,060	3,505
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,740	1,881
Wichita Falls Independent School District Series 2021, 4% 2/1/24	1,000	1,012
TOTAL TEXAS		1,286,395
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2022 A, 4% 7/1/36	4,890	5,043
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/26 (c)	1,120	1,176
5% 7/1/28 (c)	3,885	4,108
Series 2018 A:
5% 7/1/29 (c)	1,500	1,595
5% 7/1/30 (c)	1,345	1,429
Series 2021 A, 4% 7/1/38 (c)	5,000	4,681
Utah Gen. Oblig. Series 2020 B, 5% 7/1/23	2,740	2,769
TOTAL UTAH		20,801
Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2017 A, 5% 6/15/27 (c)	1,590	1,685
Virginia - 1.6%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/27	120	129
5% 7/1/28	1,175	1,275
5% 7/1/30	1,265	1,406
5% 7/1/32	1,005	1,111
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/31	1,500	1,735
5% 8/1/32	1,500	1,730
5% 8/1/33	1,500	1,725
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,290
5% 6/15/29	1,385	1,414
5% 6/15/33	1,475	1,501
Hampton Roads Trans. Accountability Commission:
Series 2018 A, 5.5% 7/1/57 (Pre-Refunded to 1/1/28 @ 100)	3,725	4,236
Series 2021 A, 5% 7/1/26	28,000	30,158
Henrico County Series 2020 A, 2% 8/1/32	1,095	962
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (b)	1,455	1,594
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	587
5% 6/15/32	1,750	1,816
5% 6/15/34	2,235	2,310
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.):
Series 2017 C, 5% 2/1/26	5,540	5,930
Series 2017 E, 5% 2/1/31	10,295	11,394
Series 2020 A:
5% 2/1/34	1,050	1,196
5% 2/1/35	2,500	2,827
Series 2021 A, 3% 2/1/39	2,670	2,307
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	9,826
Series 2017 C, 4% 2/1/34	6,890	7,075
Series 2019 A, 3% 2/1/36	3,445	3,144
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	6,160	6,820
Series 2022, 4% 5/15/33	6,530	7,067
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1, 5% 8/1/23	4,310	4,363
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022:
4% 1/1/39 (c)	1,850	1,679
4% 7/1/39 (c)	2,750	2,488
4% 1/1/40 (c)	3,200	2,858
5% 7/1/36 (c)	2,875	2,971
5% 1/1/37 (c)	6,265	6,429
(Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 7/1/33 (c)	1,590	1,564
4% 7/1/35 (c)	2,540	2,445
4% 1/1/36 (c)	3,000	2,866
4% 1/1/37 (c)	4,500	4,219
4% 1/1/38 (c)	4,750	4,405
4% 1/1/39 (c)	4,000	3,660
4% 1/1/40 (c)	3,500	3,171
Series 2020 A:
5% 1/1/28	1,100	1,168
5% 1/1/29	1,400	1,500
5% 1/1/30	1,600	1,729
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	2,030
5% 1/1/33	2,515	2,622
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	2,200	2,175
TOTAL VIRGINIA		166,907
Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,905
Energy Northwest Elec. Rev. Series 2022 A, 5% 7/1/33	5,750	6,728
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	1,075	1,083
Series 2016 B:
5% 10/1/26 (c)	3,625	3,811
5% 10/1/29 (c)	4,615	4,834
Series 2016:
5% 2/1/27	1,205	1,282
5% 2/1/29	2,430	2,580
Series 2018 A:
5% 5/1/29 (c)	1,515	1,602
5% 5/1/37 (c)	2,290	2,363
Series 2019, 5% 4/1/28 (c)	2,250	2,403
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	860	865
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	4,345	3,953
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,137
5% 1/1/36	1,140	1,215
Tobacco Settlement Auth. Rev. Series 2018:
5% 6/1/23	2,430	2,450
5% 6/1/24	3,430	3,457
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	40,650	37,180
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	15,696
Series 2018 C, 5% 8/1/30	6,665	7,269
Series 2018 D:
5% 8/1/32	24,300	26,450
5% 8/1/33	30,735	33,399
Series 2019 B, 5% 6/1/34	3,300	3,643
Series 2020 C, 5% 2/1/37	9,530	10,499
Series 2021 A, 5% 6/1/38	2,250	2,479
Series 2021 B, 5% 6/1/37	1,390	1,537
Series 2022 A, 5% 8/1/36	7,250	8,234
Series 2022 C, 4% 7/1/35	9,630	10,029
Series 2022 D, 4% 7/1/35	4,120	4,291
Series 2023 A, 5% 8/1/35	1,435	1,654
Series R-2017 A:
5% 8/1/28	1,735	1,869
5% 8/1/30	1,735	1,860
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	250
5% 7/1/26	1,935	2,046
5% 7/1/29	3,100	3,301
5% 7/1/34	610	637
5% 7/1/42	5,305	5,342
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	2,639
5% 10/1/28	1,940	2,138
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,300	1,341
5% 8/15/26	1,175	1,227
5% 8/15/28	3,825	4,035
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	5,780	6,062
Series 2015:
5% 1/1/23 (Escrowed to Maturity)	1,100	1,100
5% 1/1/29 (Pre-Refunded to 7/1/25 @ 100)	1,260	1,332
Series 2017, 5% 8/15/32	1,520	1,590
Series 2019 A1:
5% 8/1/31	1,000	1,065
5% 8/1/35	1,500	1,572
Series 2019 A2, 5% 8/1/44	5,995	6,006
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/29	550	572
5% 10/1/31	2,635	2,727
5% 10/1/33	560	576
Series 2019, 4% 10/1/49	5,235	4,276
Series 2016 A, 5% 10/1/30	2,510	2,604
TOTAL WASHINGTON		260,195
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/36	3,000	3,091
Wisconsin - 1.7%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/31	1,050	1,135
5% 1/1/34	1,000	1,071
5% 1/1/38	1,050	1,087
Pub. Fin. Auth. Edl. Facilities Series 2022 A, 5.25% 3/1/42	4,110	4,133
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	3,600	3,658
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/30 (d)	1,135	1,073
5.25% 5/15/37 (d)	345	316
5.25% 5/15/42 (d)	420	371
5.25% 5/15/47 (d)	420	360
5.25% 5/15/52 (d)	790	664
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	915	788
5% 10/1/48 (d)	1,175	979
5% 10/1/53 (d)	3,010	2,457
Roseman Univ. of Health:
Series 2018 A, 5.35% 12/1/45	9,015	9,190
Series 2020, 5% 4/1/30 (d)	500	504
Wisconsin Ctr. District Tax Rev.:
Series 2020 C:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	1,050	811
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,350	952
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	1,400	941
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	1,350	864
0% 12/15/34 (Assured Guaranty Muni. Corp. Insured)	1,250	755
Series 2020 D:
0% 12/15/28 (Assured Guaranty Muni. Corp. Insured)	255	208
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	390	306
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000	717
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	1,575	1,640
Series 2021 2, 5% 5/1/25	5,270	5,554
Series 2021 A:
5% 5/1/32	7,920	8,846
5% 5/1/34	10,820	12,018
5% 5/1/35	11,365	12,526
Series 2022 4:
5% 5/1/34	3,000	3,525
5% 5/1/35	3,000	3,494
Series A, 5% 5/1/30	2,915	3,139
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 C1, 5%, tender 7/29/26 (b)	2,515	2,673
Series 2014 A:
5% 11/15/24	8,510	8,811
5% 11/15/27	6,515	6,714
Series 2014:
5% 5/1/26	810	826
5% 5/1/28	1,750	1,782
5% 5/1/29	865	880
Series 2015, 5% 12/15/27	1,175	1,216
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,299
Series 2017 A:
5% 9/1/34 (Pre-Refunded to 9/1/27 @ 100)	1,800	1,968
5% 9/1/36 (Pre-Refunded to 9/1/27 @ 100)	2,100	2,296
Series 2019 B1, 2.825% 11/1/28	2,130	1,883
Series 2019 B2, 2.55% 11/1/27	1,320	1,238
Series 2019:
5% 12/15/31	1,000	1,102
5% 12/15/32	1,750	1,918
5% 12/15/34	1,720	1,850
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	970	980
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,945	7,014
Series 2012:
5% 6/1/27	1,750	1,751
5% 6/1/32	995	995
5% 6/1/39	2,345	2,345
Series 2021, 3% 10/15/37	7,225	6,087
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	4,185	4,053
Series A, 3.5% 9/1/50	7,580	7,485
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	1,140	1,085
0.81%, tender 5/1/25 (b)	3,800	3,581
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26	8,580	9,211
5% 5/1/27	12,590	13,738
TOTAL WISCONSIN		178,863
Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/24	250	253
TOTAL MUNICIPAL BONDS (Cost $10,300,463)		9,858,721

Municipal Notes - 2.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Arizona - 0.2%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 3.21% 1/6/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	7,000	7,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series 2018 XM 06 15, 3.85% 1/6/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	1,750	1,750
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 3.5% 1/6/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,680	5,680
TOTAL ARIZONA		14,430
California - 0.5%
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN Series 2022 MIZ 90 89, 3.91% 1/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	18,100	18,100
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 95, 3.91% 2/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	31,600	31,600
TOTAL CALIFORNIA		49,700
Colorado - 0.0%
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 3.76% 2/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	830	830
Florida - 0.1%
Brevard County Hsg. Fin. Auth. Participating VRDN Series DBE 80 85, 4.06% 2/28/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	8,395	8,395
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 3.91% 2/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	2,800	2,800
TOTAL FLORIDA		11,195
Georgia - 0.0%
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 3.83% 1/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,950	2,950
Illinois - 0.5%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series XF 13 79, 3.96% 1/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	8,000	8,000
Series XL 03 15, 3.96% 1/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	9,600	9,600
Series XM 10 41, 3.96% 1/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	4,500	4,500
Series XM 10 42, 3.96% 1/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	8,000	8,000
Series XM 10 43, 3.96% 1/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	8,000	8,000
Series XM 10 44, 3.96% 1/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	15,200	15,200
TOTAL ILLINOIS		53,300
Kentucky - 0.5%
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 3.5% 1/6/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,000	3,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 4.28% 1/3/23, VRDN (b)(c)	34,000	34,000
Series 2020 B1, 4.28% 1/3/23, VRDN (b)(c)	18,600	18,600
TOTAL KENTUCKY		55,600
Louisiana - 0.0%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 3.32% 2/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	3,700	3,700
Maryland - 0.2%
Integrace Obligated Group Participating VRDN Series 2022 024, 3.86% 2/10/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	13,590	13,590
Riderwood Vlg, Inc. Participating VRDN Series 2022 029, 3.86% 2/10/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	7,095	7,095
TOTAL MARYLAND		20,685
Missouri - 0.0%
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 3.5% 2/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,400	1,400
Montana - 0.1%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 3.76% 2/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	6,020	6,020
New Jersey - 0.1%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XM 09 29, 3.83% 1/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	5,335	5,335
New York - 0.0%
New York Trans. Dev. Corp. Participating VRDN Series XL 01 68, 3.55% 1/6/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	1,315	1,315
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 4.05% 1/6/23, VRDN (b)(c)	19,400	19,400
South Carolina - 0.0%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series 2021 XF 12 43, 3.82% 1/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,160	1,160
Tennessee - 0.0%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 3.56% 1/6/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,200	3,200
Texas - 0.2%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN Series XF 11 19, 3.75% 1/6/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,700	5,700
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 3.86% 1/6/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,985	2,985
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 3.36% 1/6/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	11,300	11,300
TOTAL TEXAS		19,985
Utah - 0.0%
Salt Lake City Arpt. Rev. Participating VRDN Series 17 XM 0493, 3.86% 1/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	3,400	3,400
Virginia - 0.1%
Nat'l. Sr. Campuses Participating VRDN Series 2022 028, 3.86% 2/10/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	7,715	7,715
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.18% 1/5/26, VRDN (b)	12,640	12,640
Wisconsin - 0.0%
Wisconsin Ctr. District Tax Rev. Participating VRDN Series 2021 XF 12 22, 3.8% 1/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,337	1,337
TOTAL MUNICIPAL NOTES (Cost $295,297)		295,297

Money Market Funds - 3.6%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 3.72% (j)(k) (Cost $382,523)	382,447,467	382,515

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $10,978,283)	10,536,533
NET OTHER ASSETS (LIABILITIES) - 1.1%	120,515
NET ASSETS - 100.0%	10,657,048

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $146,742,000 or 1.4% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,145,000 or 0.2% of net assets.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Brevard County Hsg. Fin. Auth. Participating VRDN Series DBE 80 85, 4.06% 2/28/23 (Liquidity Facility Deutsche Bank AG New York Branch)	4/14/22	8,395

Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 3.76% 2/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	4/14/21	828

Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 3.5% 2/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/29/20	1,400

Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 3.32% 2/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/17/20	3,700

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 3.91% 2/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	9/02/21	2,800

Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 3.76% 2/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	3/02/21 - 8/17/22	6,020

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.72%	371,995	2,604,816	2,594,291	5,171	9	(14)	382,515	15.3%
Total	371,995	2,604,816	2,594,291	5,171	9	(14)	382,515

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	10,154,018	-	10,154,018	-

Money Market Funds	382,515	382,515	-	-
Total Investments in Securities:	10,536,533	382,515	10,154,018	-
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		December 31, 2022

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,595,760)	$10,154,018
Fidelity Central Funds (cost $382,523)	382,515

Total Investment in Securities (cost $10,978,283)		$10,536,533
Cash		48,170
Receivable for investments sold		12
Receivable for fund shares sold		36,675
Interest receivable		124,851
Distributions receivable from Fidelity Central Funds		1,139
Prepaid expenses		10
Other receivables		23
Total assets		10,747,413
Liabilities
Payable for investments purchased on a delayed delivery basis	$32,659
Payable for fund shares redeemed	47,141
Distributions payable	7,086
Accrued management fee	2,221
Distribution and service plan fees payable	35
Other affiliated payables	879
Other payables and accrued expenses	344
Total Liabilities		90,365
Net Assets		$10,657,048
Net Assets consist of:
Paid in capital		$11,114,715
Total accumulated earnings (loss)		(457,667)
Net Assets		$10,657,048

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($111,807 ÷ 11,288 shares) (a)		$9.90
Maximum offering price per share (100/96.00 of $9.90)		$10.31
Class M :
Net Asset Value and redemption price per share ($11,877 ÷ 1,200 shares) (a)		$9.90
Maximum offering price per share (100/96.00 of $9.90)		$10.31
Class C :
Net Asset Value and offering price per share ($11,488 ÷ 1,160 shares) (a)(b)		$9.91
Intermediate Municipal Income :
Net Asset Value , offering price and redemption price per share ($4,757,973 ÷ 480,747 shares)		$9.90
Class I :
Net Asset Value , offering price and redemption price per share ($1,287,824 ÷ 129,918 shares)		$9.91
Class Z :
Net Asset Value , offering price and redemption price per share ($4,476,079 ÷ 451,401 shares)		$9.92
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Year ended December 31, 2022
Investment Income
Interest		$237,477
Income from Fidelity Central Funds		5,167
Total Income		242,644
Expenses
Management fee	$22,430
Transfer agent fees	9,511
Distribution and service plan fees	465
Accounting fees and expenses	872
Custodian fees and expenses	88
Independent trustees' fees and expenses	33
Registration fees	1,200
Audit	59
Legal	8
Miscellaneous	45
Total expenses before reductions	34,711
Expense reductions	(7)
Total expenses after reductions		34,704
Net Investment income (loss)		207,940
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,468)
Fidelity Central Funds	9
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		(16,455)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(850,784)
Fidelity Central Funds	(14)
Total change in net unrealized appreciation (depreciation)		(850,798)
Net gain (loss)		(867,253)
Net increase (decrease) in net assets resulting from operations		$(659,313)
Statement of Changes in Net Assets

Amount in thousands	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$207,940	$178,050
Net realized gain (loss)	(16,455)	22,280
Change in net unrealized appreciation (depreciation)	(850,798)	(89,932)
Net increase (decrease) in net assets resulting from operations	(659,313)	110,398
Distributions to shareholders	(208,771)	(197,374)
Share transactions - net increase (decrease)	929,890	1,568,450
Total increase (decrease) in net assets	61,806	1,481,474

Net Assets
Beginning of period	10,595,242	9,113,768
End of period	$10,657,048	$10,595,242

Financial Highlights
Fidelity Advisor® Intermediate Municipal Income Fund Class A

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$10.87	$10.64	$10.25	$10.40
Income from Investment Operations
Net investment income (loss) A,B	.173	.157	.191	.220	.230
Net realized and unrealized gain (loss)	(.890)	(.059)	.241	.411	(.142)
Total from investment operations	(.717)	.098	.432	.631	.088
Distributions from net investment income	(.172)	(.158)	(.191)	(.220)	(.229)
Distributions from net realized gain	(.001)	(.020)	(.011)	(.021)	(.009)
Total distributions	(.173)	(.178)	(.202)	(.241)	(.238)
Net asset value, end of period	$9.90	$10.79	$10.87	$10.64	$10.25
Total Return C,D	(6.65)%	.91%	4.11%	6.20%	.88%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.67%	.64%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.67%	.64%	.66%	.67%	.68%
Expenses net of all reductions	.67%	.64%	.66%	.67%	.68%
Net investment income (loss)	1.71%	1.46%	1.79%	2.09%	2.25%
Supplemental Data
Net assets, end of period (in millions)	$112	$166	$121	$110	$87
Portfolio turnover rate G	20%	11%	18%	14%	19% H

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Intermediate Municipal Income Fund Class M

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.78	$10.87	$10.63	$10.24	$10.39
Income from Investment Operations
Net investment income (loss) A,B	.178	.162	.195	.223	.233
Net realized and unrealized gain (loss)	(.880)	(.070)	.251	.411	(.141)
Total from investment operations	(.702)	.092	.446	.634	.092
Distributions from net investment income	(.177)	(.162)	(.195)	(.223)	(.233)
Distributions from net realized gain	(.001)	(.020)	(.011)	(.021)	(.009)
Total distributions	(.178)	(.182)	(.206)	(.244)	(.242)
Net asset value, end of period	$9.90	$10.78	$10.87	$10.63	$10.24
Total Return C,D	(6.51)%	.85%	4.24%	6.24%	.92%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.61%	.60%	.63%	.64%	.65%
Expenses net of fee waivers, if any	.61%	.60%	.63%	.64%	.65%
Expenses net of all reductions	.61%	.60%	.63%	.64%	.64%
Net investment income (loss)	1.77%	1.49%	1.82%	2.12%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$12	$11	$15	$20	$15
Portfolio turnover rate G	20%	11%	18%	14%	19% H

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns do not include the effect of the sales charges.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Intermediate Municipal Income Fund Class C

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$10.88	$10.65	$10.25	$10.40
Income from Investment Operations
Net investment income (loss) A,B	.102	.079	.112	.142	.153
Net realized and unrealized gain (loss)	(.880)	(.070)	.241	.420	(.141)
Total from investment operations	(.778)	.009	.353	.562	.012
Distributions from net investment income	(.101)	(.079)	(.112)	(.141)	(.153)
Distributions from net realized gain	(.001)	(.020)	(.011)	(.021)	(.009)
Total distributions	(.102)	(.099)	(.123)	(.162)	(.162)
Net asset value, end of period	$9.91	$10.79	$10.88	$10.65	$10.25
Total Return C,D	(7.21)%	.09%	3.34%	5.52%	.13%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.37%	1.37%	1.40%	1.42%	1.43%
Expenses net of fee waivers, if any	1.37%	1.37%	1.40%	1.42%	1.43%
Expenses net of all reductions	1.37%	1.37%	1.40%	1.42%	1.43%
Net investment income (loss)	1.01%	.72%	1.05%	1.34%	1.50%
Supplemental Data
Net assets, end of period (in millions)	$11	$16	$27	$34	$45
Portfolio turnover rate G	20%	11%	18%	14%	19% H

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Intermediate Municipal Income Fund

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.78	$10.87	$10.63	$10.24	$10.39
Income from Investment Operations
Net investment income (loss) A,B	.204	.192	.225	.254	.261
Net realized and unrealized gain (loss)	(.880)	(.069)	.251	.411	(.141)
Total from investment operations	(.676)	.123	.476	.665	.120
Distributions from net investment income	(.203)	(.193)	(.225)	(.254)	(.261)
Distributions from net realized gain	(.001)	(.020)	(.011)	(.021)	(.009)
Total distributions	(.204)	(.213)	(.236)	(.275)	(.270)
Net asset value, end of period	$9.90	$10.78	$10.87	$10.63	$10.24
Total Return C	(6.27)%	1.14%	4.54%	6.55%	1.19%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.35%	.32%	.34%	.35%	.37%
Expenses net of fee waivers, if any	.35%	.32%	.34%	.35%	.37%
Expenses net of all reductions	.35%	.32%	.34%	.35%	.37%
Net investment income (loss)	2.03%	1.77%	2.11%	2.41%	2.56%
Supplemental Data
Net assets, end of period (in millions)	$4,758	$5,501	$4,666	$4,621	$4,867
Portfolio turnover rate F	20%	11%	18%	14%	19% G

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

G Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Intermediate Municipal Income Fund Class I

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.80	$10.88	$10.65	$10.26	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.197	.185	.217	.246	.253
Net realized and unrealized gain (loss)	(.889)	(.060)	.242	.411	(.140)
Total from investment operations	(.692)	.125	.459	.657	.113
Distributions from net investment income	(.197)	(.185)	(.218)	(.246)	(.254)
Distributions from net realized gain	(.001)	(.020)	(.011)	(.021)	(.009)
Total distributions	(.198)	(.205)	(.229)	(.267)	(.263)
Net asset value, end of period	$9.91	$10.80	$10.88	$10.65	$10.26
Total Return C	(6.41)%	1.16%	4.36%	6.45%	1.13%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.42%	.39%	.41%	.43%	.44%
Expenses net of fee waivers, if any	.42%	.39%	.41%	.43%	.44%
Expenses net of all reductions	.42%	.39%	.41%	.43%	.44%
Net investment income (loss)	1.96%	1.70%	2.03%	2.33%	2.49%
Supplemental Data
Net assets, end of period (in millions)	$1,288	$1,221	$1,363	$1,238	$1,013
Portfolio turnover rate F	20%	11%	18%	14%	19% G

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

G Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Intermediate Municipal Income Fund Class Z

Years ended December 31,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$10.80	$10.89	$10.65	$10.26	$10.17
Income from Investment Operations
Net investment income (loss) B,C	.209	.198	.230	.258	.070
Net realized and unrealized gain (loss)	(.879)	(.069)	.252	.412	.086
Total from investment operations	(.670)	.129	.482	.670	.156
Distributions from net investment income	(.209)	(.199)	(.231)	(.259)	(.065)
Distributions from net realized gain	(.001)	(.020)	(.011)	(.021)	(.001)
Total distributions	(.210)	(.219)	(.242)	(.280)	(.066)
Net asset value, end of period	$9.92	$10.80	$10.89	$10.65	$10.26
Total Return D,E	(6.20)%	1.19%	4.59%	6.59%	1.54%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29%	.27%	.29%	.30%	.31% H
Expenses net of fee waivers, if any	.29%	.27%	.29%	.30%	.31% H
Expenses net of all reductions	.29%	.27%	.29%	.30%	.31% H
Net investment income (loss)	2.09%	1.83%	2.16%	2.46%	2.62% H
Supplemental Data
Net assets, end of period (in millions)	$4,476	$3,680	$2,923	$1,756	$321
Portfolio turnover rate I	20%	11%	18%	14%	19% J

A For the period October 2, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended December 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Intermediate Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Intermediate Municipal Income Fund	$21

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income which is included in Miscellaneous expense on the Statement of Operations. As of December 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$38,273
Gross unrealized depreciation	(479,490)
Net unrealized appreciation (depreciation)	$(441,217)
Tax Cost	$10,977,750

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(16,330)
Net unrealized appreciation (depreciation) on securities and other investments	$(441,217)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(11,890)
Long-term	(4,440)
Total capital loss carryforward	$(16,330)

The tax character of distributions paid was as follows:

	December 31, 2022	December 31, 2021
Tax-exempt Income	$207,804	$177,803
Ordinary Income	967	-
Long-term Capital Gains	-	19,571
Total	$208,771	$197,374

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Municipal Income Fund	2,811,722	1,940,254

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annual management fee rate was .22% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$316	$52
Class M	- %	.25%	28	-
Class C	.75%	.25%	121	13
			$465	$65

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7
Class M	- B
Class C A	- B
$7

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B In the amount of less than five hundred dollars

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$217.17
Class M	13.12
Class C	15.13
Intermediate Municipal Income	5,218.11
Class I	2,062.17
Class Z	1,986.05
	$9,511

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Intermediate Municipal Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Intermediate Municipal Income Fund	-	17,165	-

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Intermediate Municipal Income Fund	$17

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
Fidelity Intermediate Municipal Income Fund
Distributions to shareholders
Class A	$2,122	$2,126
Class M	199	229
Class C	121	188
Intermediate Municipal Income	99,345	100,137
Class I	23,307	28,429
Class Z	83,677	66,265
Total	$208,771	$197,374

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021
Fidelity Intermediate Municipal Income Fund
Class A
Shares sold	4,281	6,352	$42,635	$68,762
Reinvestment of distributions	197	185	1,978	2,004
Shares redeemed	(8,599)	(2,216)	(85,494)	(24,028)
Net increase (decrease)	(4,121)	4,321	$(40,881)	$46,738
Class M
Shares sold	488	100	$5,040	$1,093
Reinvestment of distributions	18	20	183	212
Shares redeemed	(333)	(430)	(3,277)	(4,632)
Net increase (decrease)	173	(310)	$1,946	$(3,327)
Class C
Shares sold	395	324	$3,929	$3,513
Reinvestment of distributions	12	16	117	177
Shares redeemed	(753)	(1,302)	(7,621)	(14,168)
Net increase (decrease)	(346)	(962)	$(3,575)	$(10,478)
Intermediate Municipal Income
Shares sold	521,045	149,588	$ 5,206,656	$ 1,622,390
Reinvestment of distributions	6,296	5,794	62,970	62,762
Shares redeemed	(556,956)	(74,403)	(5,583,276)	(806,233)
Net increase (decrease)	(29,615)	80,979	$(313,650)	$878,919
Class I
Shares sold	104,240	48,961	$ 1,039,398	$532,178
Reinvestment of distributions	2,132	2,389	21,327	25,924
Shares redeemed	(89,552)	(63,436)	(892,199)	(686,526)
Net increase (decrease)	16,820	(12,086)	$168,526	$(128,424)
Class Z
Shares sold	344,261	123,063	$ 3,441,772	$ 1,338,240
Reinvestment of distributions	5,591	4,074	55,919	44,213
Shares redeemed	(239,165)	(54,905)	(2,380,167)	(597,431)
Net increase (decrease)	110,687	72,232	$1,117,524	$785,022

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity School Street Trust and Shareholders of Fidelity Intermediate Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Intermediate Municipal Income Fund (one of the funds constituting Fidelity School Street Trust, referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 295 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022
Fidelity® Intermediate Municipal Income Fund
Class A	.66%
Actual		$ 1,000	$ 1,004.50	$ 3.33
Hypothetical- B		$ 1,000	$ 1,021.88	$ 3.36
Class M	.61%
Actual		$ 1,000	$ 1,004.80	$ 3.08
Hypothetical- B		$ 1,000	$ 1,022.13	$ 3.11
Class C	1.36%
Actual		$ 1,000	$ 1,001.00	$ 6.86
Hypothetical- B		$ 1,000	$ 1,018.35	$ 6.92
Fidelity® Intermediate Municipal Income Fund	.35%
Actual		$ 1,000	$ 1,006.10	$ 1.77
Hypothetical- B		$ 1,000	$ 1,023.44	$ 1.79
Class I	.42%
Actual		$ 1,000	$ 1,005.70	$ 2.12
Hypothetical- B		$ 1,000	$ 1,023.09	$ 2.14
Class Z	.29%
Actual		$ 1,000	$ 1,007.40	$ 1.47
Hypothetical- B		$ 1,000	$ 1,023.74	$ 1.48

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2022, 100% of the fund's income dividends was free from federal income tax, and 16.39% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (the retail class) and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. The Board also recognized that the income-based component of the fund's management fee, which few competitors have, varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.68%, 0.65%, 1.43%, 0.44%, 0.31%, and 0.37% through April 30, 2023.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.540000.125
LIM-ANN-0323
Fidelity Advisor® Multi-Asset Income Fund

Annual Report
December 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Past 5 years	Life of Fund A
Class A (incl.4.00% sales charge)	-16.56%	6.24%	6.55%
Class M (incl.4.00% sales charge)	-16.52%	6.28%	6.58%
Class C (incl. contingent deferred sales charge)	-14.53%	6.31%	6.36%
Fidelity Advisor® Multi-Asset Income Fund	-12.83%	7.40%	7.43%
Class I	-12.87%	7.38%	7.42%
Class Z	-12.77%	7.48%	7.48%

A     From September 09, 2015

Class C shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Fidelity® Multi-Asset Income Fund shares took place on March 28, 2018. Returns prior to March 28, 2018 are those of Class I.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Multi-Asset Income Fund - Class A, a class of the fund, on September 09, 2015, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

18,500
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
$9,300
2016
2017
2018
2019
2020
2021
2022
Period Ending Values
$15,909 Fidelity Advisor® Multi-Asset Income Fund - Class A
$10,629 Bloomberg U.S. Aggregate Bond Index

Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -18.11% in 2022, according to the S&P 500 ® index, as a multitude of risk factors challenged the global economy. It was the index's lowest calendar-year return since 2008 and first retreat since 2018. High inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March, the Fed hiked its benchmark rate seven times, by 4.25 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive portfolio. Against this backdrop, three of the index's worst monthly returns ever were recorded in 2022, as it shed 8% to 9% in April, June and September. Gains of similar proportion were made in July and October, amid optimism on inflation and policy easing. November (+6%) began with a rate hike of 0.75% and ended on a high note when the Fed signaled its intent to slow its pace of rate rises. For the year, value stocks handily outpaced growth. This headwind was pronounced in the growthier communication services (-40%) and consumer discretionary (-37%) sectors. In sharp contrast, energy (+66%) shined. In fixed income, the Bloomberg U.S. Aggregate Bond Index returned -13.01% in 2022, its worst annual return on record and the first time it ceded ground in back-to-back calendar years. All major market segments lost ground for the year, with higher-quality, shorter-term bonds holding up best.
Comments from Lead Manager Adam Kramer:
For the year, the fund's share classes (excluding sales charges, if applicable) returned roughly -13% to -14%, topping the -15.26% result of the Composite index, a 50/50 blend of the S&P 500 ® index and Bloomberg Barclays U.S. Aggregate Bond Index. Security selection in the equities subportfolio notably contributed to the fund's performance versus the Composite index in 2022, with added boosts from non-Composite stakes in high-yield floating-rate debt and high-yield bonds. Within the equities subportfolio, a large overweight in the energy sector helped most, followed by underexposure to information technology stocks and security selection in the health care sector. The top individual relative contributors were the stocks of tanker companies Euronav (+94%), DHT Holdings (74%) and Scorpio Tankers (+70%). Each ships oil, gas or petroleum, and was a sizable holding at year-end. Scorpio was added to the portfolio in 2022. Conversely, security selection and a notable underweight in investment-grade bonds detracted from the fund's relative performance. Within the equities subportfolio, security selection in the industrials, consumer discretionary and energy sectors hurt, as did underexposure to consumer staples. Among the biggest individual detractors were non-Composite equity positions in online gaming company Super Group (-64%) and industrials company Babcock & Wilcox Enterprises (-38%), a top-10 position at year-end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary December 31, 2022 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	7.9
Petroleos Mexicanos	2.9
DHT Holdings, Inc.	2.9
Babcock & Wilcox Enterprises Inc.	2.1
Oracle Corp.	2.0
Euronav NV	1.7
JPMorgan Chase & Co.	1.7
Spin Holdco, Inc.	1.7
Bank of America Corp.	1.4
Bass Pro Group LLC	1.3
25.6

Market Sectors (% of Fund's net assets)

Information Technology	13.7
Financials	12.7
Energy	12.6
Consumer Discretionary	12.2
Health Care	8.9
Industrials	8.7
Communication Services	6.6
Materials	5.7
Real Estate	5.0
Utilities	2.9
Consumer Staples	1.9

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 19.6%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments December 31, 2022
Showing Percentage of Net Assets
Corporate Bonds - 30.7%
	Principal Amount (a)	Value ($)
Convertible Bonds - 6.5%
COMMUNICATION SERVICES - 0.6%
Interactive Media & Services - 0.3%
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	860,000	616,620
Snap, Inc. 0.125% 3/1/28 (b)	6,708,000	4,477,590
		5,094,210
Media - 0.3%
DISH Network Corp. 3.375% 8/15/26	8,560,000	5,362,840

TOTAL COMMUNICATION SERVICES		10,457,050

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.4%
DraftKings, Inc. 0% 3/15/28	11,470,000	7,094,195

Internet & Direct Marketing Retail - 0.2%
Wayfair LLC 0.625% 10/1/25	4,002,000	2,587,293

TOTAL CONSUMER DISCRETIONARY		9,681,488

CONSUMER STAPLES - 0.4%
Tobacco - 0.4%
Turning Point Brands, Inc. 2.5% 7/15/24	8,378,000	7,424,155

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Northern Oil & Gas, Inc. 3.625% 4/15/29 (b)	3,767,000	4,049,525

FINANCIALS - 0.4%
Consumer Finance - 0.4%
LendingTree, Inc. 0.5% 7/15/25	5,642,000	4,105,119
SoFi Technologies, Inc. 0% 10/15/26 (b)	3,337,000	2,284,177
		6,389,296
HEALTH CARE - 0.9%
Biotechnology - 0.2%
Sarepta Therapeutics, Inc. 1.25% 9/15/27 (b)	3,525,000	4,062,563

Health Care Providers & Services - 0.5%
Accolade, Inc. 0.5% 4/1/26	6,226,000	4,292,049
Oak Street Health, Inc. 0% 3/15/26	4,981,000	3,770,309
		8,062,358
Health Care Technology - 0.2%
U-Haul Holding Co. 0.875% 1/1/27	2,525,000	3,596,547

TOTAL HEALTH CARE		15,721,468

INFORMATION TECHNOLOGY - 3.3%
IT Services - 0.8%
BigCommerce Holdings, Inc. 0.25% 10/1/26	5,805,000	4,121,550
Okta, Inc. 0.375% 6/15/26	2,500,000	2,100,000
Shift4 Payments, Inc. 0.5% 8/1/27	3,638,000	3,061,377
Wix.com Ltd. 0% 8/15/25	4,886,000	4,114,012
		13,396,939
Semiconductors & Semiconductor Equipment - 0.1%
SolarEdge Technologies, Inc. 0% 9/15/25	1,575,000	1,955,363

Software - 2.4%
Bentley Systems, Inc. 0.375% 7/1/27	4,161,000	3,387,054
BlackLine, Inc. 0.125% 8/1/24	1,966,000	2,179,721
Confluent, Inc. 0% 1/15/27	2,800,000	2,114,000
Coupa Software, Inc. 0.375% 6/15/26	18,052,000	17,356,998
Everbridge, Inc. 0% 3/15/26	3,282,000	2,785,762
LivePerson, Inc. 0% 12/15/26	11,313,000	8,067,300
RingCentral, Inc. 0% 3/15/26	3,860,000	3,030,100
Unity Software, Inc. 0% 11/15/26	4,118,000	3,082,323
		42,003,258
TOTAL INFORMATION TECHNOLOGY		57,355,560

UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc. 2.75% 6/1/48	2,500,000	2,471,250

TOTAL CONVERTIBLE BONDS		113,549,792
Nonconvertible Bonds - 24.2%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.5%
Altice France SA 5.125% 7/15/29 (b)	8,650,000	6,485,279
Cogent Communications Group, Inc. 7% 6/15/27 (b)	1,250,000	1,224,910
Frontier Communications Holdings LLC 6% 1/15/30 (b)	1,500,000	1,178,359
		8,888,548
Entertainment - 0.3%
Roblox Corp. 3.875% 5/1/30 (b)	7,567,000	5,964,309

Media - 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51	20,400,000	12,404,582
Gannett Holdings LLC 6% 11/1/26 (b)	20,800,000	16,952,000
Univision Communications, Inc. 4.5% 5/1/29 (b)	3,700,000	3,094,162
		32,450,744
Wireless Telecommunication Services - 0.5%
T-Mobile U.S.A., Inc. 2.875% 2/15/31	10,550,000	8,713,560

TOTAL COMMUNICATION SERVICES		56,017,161

CONSUMER DISCRETIONARY - 2.8%
Automobiles - 1.3%
Ford Motor Co.:
4.75% 1/15/43	3,200,000	2,298,354
5.291% 12/8/46	3,895,000	2,968,047
6.1% 8/19/32	1,300,000	1,202,661
General Motors Financial Co., Inc. 5% 4/9/27	2,100,000	2,034,204
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (b)(c)(d)	9,410,000	9,080,650
Winnebago Industries, Inc. 6.25% 7/15/28 (b)	4,705,000	4,388,349
		21,972,265
Diversified Consumer Services - 0.2%
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	4,380,000	4,128,150

Hotels, Restaurants & Leisure - 0.9%
Affinity Gaming LLC 6.875% 12/15/27 (b)	5,125,000	4,345,175
Aramark Services, Inc. 5% 2/1/28 (b)	2,225,000	2,075,780
Boyd Gaming Corp. 4.75% 6/15/31 (b)	5,000,000	4,350,000
Carnival Corp. 4% 8/1/28 (b)	2,600,000	2,120,066
Station Casinos LLC 4.625% 12/1/31 (b)	2,515,000	2,017,466
		14,908,487
Specialty Retail - 0.4%
Bath & Body Works, Inc. 7.6% 7/15/37	2,515,000	2,125,175
Ken Garff Automotive LLC 4.875% 9/15/28 (b)	2,920,000	2,442,662
Lowe's Companies, Inc. 4.45% 4/1/62	2,700,000	2,098,971
		6,666,808
TOTAL CONSUMER DISCRETIONARY		47,675,710

CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (b)	9,315,000	8,313,265
New Albertsons LP:
7.45% 8/1/29	807,000	817,088
8% 5/1/31	1,290,000	1,324,108
8.7% 5/1/30	2,165,000	2,323,045
		12,777,506
Tobacco - 0.8%
BAT Capital Corp. 7.75% 10/19/32	4,400,000	4,732,530
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	10,464,000	9,025,304
		13,757,834
TOTAL CONSUMER STAPLES		26,535,340

ENERGY - 4.5%
Multi Industry Energy - 0.3%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)	4,645,000	4,374,847

Oil, Gas & Consumable Fuels - 4.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)	5,040,000	5,253,133
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)	3,200,000	3,072,621
Occidental Petroleum Corp. 7.2% 4/1/28	550,000	570,625
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28	6,850,000	6,113,625
Petroleos Mexicanos:
5.95% 1/28/31	18,100,000	13,683,600
6.5% 1/23/29	14,340,000	12,244,352
6.75% 9/21/47	18,895,000	12,033,848
7.69% 1/23/50	17,665,000	12,210,931
SFL Corp. Ltd. 7.25% 5/12/26 (b)	8,600,000	8,191,500
		73,374,235
TOTAL ENERGY		77,749,082

FINANCIALS - 1.7%
Banks - 0.4%
Bank of America Corp.:
1.197% 10/24/26(c)	5,450,000	4,845,214
5.015% 7/22/33(c)	2,800,000	2,658,297
		7,503,511
Capital Markets - 0.5%
Ares Capital Corp. 2.15% 7/15/26	4,650,000	3,937,025
Coinbase Global, Inc. 3.625% 10/1/31 (b)	4,050,000	1,950,528
Goldman Sachs Group, Inc. 3.691% 6/5/28 (c)	2,800,000	2,601,567
		8,489,120
Consumer Finance - 0.4%
Ford Motor Credit Co. LLC 7.35% 11/4/27	2,500,000	2,561,750
PRA Group, Inc. 7.375% 9/1/25 (b)	3,525,000	3,424,538
		5,986,288
Insurance - 0.4%
Alliant Holdings Intermediate LLC 5.875% 11/1/29 (b)	1,935,000	1,591,344
Athene Holding Ltd. 6.65% 2/1/33	2,300,000	2,274,415
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)	2,000,000	1,969,708
MetLife, Inc. 6.4% 12/15/66 (c)	1,000,000	967,100
		6,802,567
TOTAL FINANCIALS		28,781,486

HEALTH CARE - 1.5%
Biotechnology - 0.2%
AbbVie, Inc. 4.25% 11/14/28	3,850,000	3,713,603

Health Care Providers & Services - 1.3%
Cano Health, Inc. 6.25% 10/1/28 (b)	3,195,000	1,932,975
Centene Corp. 3.375% 2/15/30	7,200,000	6,086,664
Community Health Systems, Inc. 5.25% 5/15/30 (b)	3,500,000	2,639,130
CVS Health Corp. 4.3% 3/25/28	5,750,000	5,561,645
HCA Holdings, Inc. 5.875% 2/15/26	4,300,000	4,327,134
Tenet Healthcare Corp. 4.375% 1/15/30 (b)	2,950,000	2,553,417
		23,100,965
TOTAL HEALTH CARE		26,814,568

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.9%
The Boeing Co. 2.196% 2/4/26	18,250,000	16,581,268

Commercial Services & Supplies - 0.6%
Covanta Holding Corp.:
4.875% 12/1/29(b)	5,285,000	4,329,842
5% 9/1/30	4,035,000	3,258,416
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	3,250,000	3,063,125
		10,651,383
Construction & Engineering - 0.3%
Pike Corp. 5.5% 9/1/28 (b)	3,145,000	2,749,485
Railworks Holdings LP 8.25% 11/15/28 (b)	3,255,000	3,010,875
		5,760,360
Machinery - 0.2%
Chart Industries, Inc. 7.5% 1/1/30 (b)	3,025,000	3,041,002

Marine - 0.4%
Euronav Luxembourg SA 6.25% 9/14/26	6,600,000	6,418,500

TOTAL INDUSTRIALS		42,452,513

INFORMATION TECHNOLOGY - 2.5%
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)	1,500,000	1,196,250

Software - 2.4%
NCR Corp. 5.125% 4/15/29 (b)	5,410,000	4,524,509
Open Text Corp. 6.9% 12/1/27 (b)	1,500,000	1,500,000
Oracle Corp.:
2.5% 4/1/25	17,300,000	16,311,766
2.875% 3/25/31	10,500,000	8,705,834
3.6% 4/1/50	7,900,000	5,318,807
3.85% 4/1/60	8,000,000	5,315,476
		41,676,392
TOTAL INFORMATION TECHNOLOGY		42,872,642

MATERIALS - 2.0%
Chemicals - 0.4%
LSB Industries, Inc. 6.25% 10/15/28 (b)	3,833,000	3,507,003
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)	2,000,000	1,623,707
7.125% 10/1/27(b)	2,800,000	2,667,000
		7,797,710
Metals & Mining - 1.6%
ATI, Inc. 5.875% 12/1/27	7,053,000	6,744,680
Eldorado Gold Corp. 6.25% 9/1/29 (b)	2,025,000	1,777,570
ERO Copper Corp. 6.5% 2/15/30 (b)	8,552,000	6,889,705
HudBay Minerals, Inc. 6.125% 4/1/29 (b)	3,745,000	3,391,284
Mineral Resources Ltd. 8% 11/1/27 (b)	8,370,000	8,558,492
		27,361,731
TOTAL MATERIALS		35,159,441

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	2,725,000	2,078,043
5% 10/15/27	10,795,000	9,073,521
Park Intermediate Holdings LLC 5.875% 10/1/28 (b)	5,060,000	4,586,717
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (b)	3,040,000	2,014,000
VICI Properties LP 5.125% 5/15/32	11,325,000	10,486,384
		28,238,665
UTILITIES - 0.5%
Electric Utilities - 0.3%
Southern Co. 4% 1/15/51 (c)	3,500,000	3,185,000
Vistra Operations Co. LLC 5.625% 2/15/27 (b)	2,125,000	2,015,908
		5,200,908
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy Corp. 5.875% 9/1/26 (b)	2,190,000	1,956,524

Multi-Utilities - 0.1%
Sempra Energy 4.125% 4/1/52 (c)	900,000	696,902

TOTAL UTILITIES		7,854,334

TOTAL NONCONVERTIBLE BONDS		420,150,942
TOTAL CORPORATE BONDS (Cost $557,316,222)		533,700,734

U.S. Treasury Obligations - 7.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.875% 11/15/51	21,000,000	13,300,547
2.25% 2/15/52	18,000,000	12,517,031
2.875% 5/15/52	17,500,000	14,084,760
3% 8/15/52	16,750,000	13,880,765
3.375% 8/15/42	77,325,000	69,109,210
4% 11/15/52	14,500,000	14,575,133
TOTAL U.S. TREASURY OBLIGATIONS (Cost $135,020,167)		137,467,446

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (c) (Cost $177,280)	200,000	114,977

Foreign Government and Government Agency Obligations - 0.3%
		Principal Amount (a)	Value ($)
Brazilian Federative Republic 10% 1/1/27 (Cost $4,364,053)	BRL	25,100,000	4,389,141

Common Stocks - 39.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	3,223	59,335
Verizon Communications, Inc.	1,776	69,974
		129,309
Entertainment - 0.7%
Activision Blizzard, Inc.	758	58,025
Netflix, Inc. (e)	28,900	8,522,032
Roblox Corp. (e)(f)	118,900	3,383,894
The Walt Disney Co. (e)	799	69,417
		12,033,368
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (e)	86,614	7,641,953
Meta Platforms, Inc. Class A (e)	70,200	8,447,868
Pinterest, Inc. Class A (e)	116,100	2,818,908
Snap, Inc. Class A (e)	631,500	5,651,925
		24,560,654
Media - 0.2%
Comcast Corp. Class A	2,954	103,301
Gannett Co., Inc. (e)(f)	1,783,346	3,620,192
Interpublic Group of Companies, Inc.	803	26,748
Shaw Communications, Inc. Class B	1,513	43,591
		3,793,832
Wireless Telecommunication Services - 0.0%
Rogers Communications, Inc. Class B (non-vtg.)	509	23,822
T-Mobile U.S., Inc. (e)	866	121,240
		145,062
TOTAL COMMUNICATION SERVICES		40,662,225
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 0.4%
Tesla, Inc. (e)	52,200	6,429,996
Diversified Consumer Services - 0.2%
H&R Block, Inc.	111,486	4,070,354
Hotels, Restaurants & Leisure - 1.6%
A&W Revenue Royalties Income Fund	164,900	4,336,846
McDonald's Corp.	387	101,986
Pizza Pizza Royalty Corp.	937,400	9,443,232
Red Rock Resorts, Inc.	109,473	4,380,015
Super Group SGHC Ltd. (e)	3,338,671	10,016,013
		28,278,092
Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc. (e)	119,900	10,071,600
Multiline Retail - 0.3%
Dollar Tree, Inc. (e)	157	22,206
Target Corp.	27,265	4,063,576
		4,085,782
Specialty Retail - 0.2%
Best Buy Co., Inc.	174	13,957
Burlington Stores, Inc. (e)	89	18,046
Dick's Sporting Goods, Inc.	28	3,368
Lowe's Companies, Inc.	15	2,989
TJX Companies, Inc.	686	54,606
WH Smith PLC	220,585	3,958,809
		4,051,775
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co.	61	5,342
Tapestry, Inc.	96,906	3,690,180
		3,695,522
TOTAL CONSUMER DISCRETIONARY		60,683,121
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Diageo PLC	566	24,775
Keurig Dr. Pepper, Inc.	2,227	79,415
The Coca-Cola Co.	1,813	115,325
		219,515
Food & Staples Retailing - 0.0%
Albertsons Companies, Inc.	813	16,862
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	253	11,118
BJ's Wholesale Club Holdings, Inc. (e)	354	23,421
Costco Wholesale Corp.	74	33,781
Walmart, Inc.	1,117	158,379
		243,561
Food Products - 0.0%
Bunge Ltd.	217	21,650
Mondelez International, Inc.	942	62,784
Nestle SA (Reg. S)	119	13,746
		98,180
Household Products - 0.0%
Procter & Gamble Co.	759	115,034
Personal Products - 0.0%
Unilever PLC	326	16,459
Tobacco - 0.0%
Philip Morris International, Inc.	637	64,471
TOTAL CONSUMER STAPLES		757,220
ENERGY - 7.4%
Energy Equipment & Services - 0.3%
Halliburton Co.	114,200	4,493,770
Oil, Gas & Consumable Fuels - 7.1%
Arch Resources, Inc.	18,300	2,613,057
Calumet Specialty Products Partners LP (e)	168,835	2,849,935
Canadian Natural Resources Ltd.	863	47,924
ConocoPhillips Co.	856	101,008
DHT Holdings, Inc.	5,645,605	50,132,972
Energy Transfer LP	363,800	4,318,306
Enterprise Products Partners LP	1,758	42,403
Euronav NV (f)	1,735,168	29,567,263
Exxon Mobil Corp.	41,125	4,536,088
Freehold Royalties Ltd. (f)	358,600	4,192,495
Hess Corp.	389	55,168
Imperial Oil Ltd.	984	47,928
Magellan Midstream Partners LP	69,300	3,479,553
MPLX LP	132,000	4,334,880
Phillips 66 Co.	609	63,385
Pioneer Natural Resources Co.	18,400	4,202,376
Scorpio Tankers, Inc.	240,385	12,925,501
Suncor Energy, Inc.	1,396	44,282
Valero Energy Corp.	564	71,549
		123,626,073
TOTAL ENERGY		128,119,843
FINANCIALS - 0.4%
Banks - 0.0%
Bank of America Corp.	5,330	176,530
Huntington Bancshares, Inc.	3,461	48,800
JPMorgan Chase & Co.	1,789	239,905
M&T Bank Corp.	467	67,743
PNC Financial Services Group, Inc.	462	72,968
Wells Fargo & Co.	3,025	124,902
		730,848
Capital Markets - 0.3%
BlackRock, Inc. Class A	80	56,690
Charles Schwab Corp.	60,700	5,053,882
		5,110,572
Consumer Finance - 0.1%
Capital One Financial Corp.	707	65,723
LendingTree, Inc. (e)	51,412	1,096,618
		1,162,341
Insurance - 0.0%
American Financial Group, Inc.	333	45,714
Chubb Ltd.	411	90,667
Hartford Financial Services Group, Inc.	694	52,626
Marsh & McLennan Companies, Inc.	135	22,340
The Travelers Companies, Inc.	410	76,871
		288,218
TOTAL FINANCIALS		7,291,979
HEALTH CARE - 6.1%
Biotechnology - 1.4%
AbbVie, Inc.	57,582	9,305,827
Amgen, Inc.	26,402	6,934,221
Gilead Sciences, Inc.	105,300	9,040,005
		25,280,053
Health Care Providers & Services - 0.7%
Accolade, Inc. (e)	255,333	1,989,044
Cigna Corp.	382	126,572
Molina Healthcare, Inc. (e)	18,800	6,208,136
UnitedHealth Group, Inc.	8,418	4,463,055
		12,786,807
Life Sciences Tools & Services - 0.3%
Danaher Corp.	17,697	4,697,138
Pharmaceuticals - 3.7%
AstraZeneca PLC (United Kingdom)	68,359	9,250,298
Bristol-Myers Squibb Co.	116,188	8,359,727
Eli Lilly & Co.	25,139	9,196,852
Johnson & Johnson	52,271	9,233,672
Merck & Co., Inc.	83,612	9,276,751
Roche Holding AG (participation certificate)	28,305	8,894,494
Royalty Pharma PLC	983	38,848
Sanofi SA	856	82,541
Sanofi SA sponsored ADR	196,900	9,535,867
		63,869,050
TOTAL HEALTH CARE		106,633,048
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.9%
Huntington Ingalls Industries, Inc.	134	30,911
Lockheed Martin Corp.	13,091	6,368,641
Northrop Grumman Corp.	8,136	4,439,083
The Boeing Co. (e)	23,389	4,455,371
		15,294,006
Air Freight & Logistics - 0.5%
FedEx Corp.	26,000	4,503,200
United Parcel Service, Inc. Class B	25,125	4,367,730
		8,870,930
Building Products - 0.0%
Johnson Controls International PLC	608	38,912
Electrical Equipment - 1.7%
AMETEK, Inc.	397	55,469
Babcock & Wilcox Enterprises, Inc. (e)	3,128,410	18,050,926
Eaton Corp. PLC	27,700	4,347,515
Regal Rexnord Corp.	57,600	6,910,848
		29,364,758
Industrial Conglomerates - 0.4%
General Electric Co.	41,073	3,441,507
Hitachi Ltd.	353	17,762
Siemens AG	31,857	4,391,530
		7,850,799
Machinery - 0.3%
Crane Holdings Co.	244	24,510
Deere & Co.	10,200	4,373,352
Fortive Corp.	469	30,133
ITT, Inc.	482	39,090
		4,467,085
Marine - 0.6%
Eagle Bulk Shipping, Inc. (f)	106,305	5,308,872
Golden Ocean Group Ltd.	590,800	5,182,647
		10,491,519
Professional Services - 0.0%
KBR, Inc.	302	15,946
Trading Companies & Distributors - 0.0%
Watsco, Inc.	85	21,199
TOTAL INDUSTRIALS		76,415,154
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.4%
Cisco Systems, Inc.	136,751	6,514,818
IT Services - 1.4%
Accenture PLC Class A	123	32,821
Amdocs Ltd.	595	54,086
BigCommerce Holdings, Inc. (e)	564,900	4,937,226
Block, Inc. Class A (e)	49,600	3,116,864
GTT Communications, Inc. rights (e)(g)	8,340	8,340
Okta, Inc. (e)	90,900	6,211,197
Paychex, Inc.	59	6,818
PayPal Holdings, Inc. (e)	58,700	4,180,614
Shift4 Payments, Inc. (e)	74,200	4,150,006
Visa, Inc. Class A	82	17,036
Wix.com Ltd. (e)	32,900	2,527,707
		25,242,715
Semiconductors & Semiconductor Equipment - 1.2%
NVIDIA Corp.	36,902	5,392,858
NXP Semiconductors NV	38,708	6,117,025
onsemi (e)	93,300	5,819,121
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	43,428	3,234,952
		20,563,956
Software - 4.3%
Bentley Systems, Inc. Class B	108,900	4,024,944
BlackLine, Inc. (e)	85,501	5,751,652
Confluent, Inc. (e)	90,900	2,021,616
Everbridge, Inc. (e)	140,700	4,161,906
Gen Digital, Inc.	848	18,173
Guidewire Software, Inc. (e)	48,700	3,046,672
LivePerson, Inc. (e)	347,648	3,525,151
Microsoft Corp.	50,545	12,121,702
Open Text Corp.	1,338	39,646
Rapid7, Inc. (e)	58,500	1,987,830
Roper Technologies, Inc.	10,785	4,660,091
Salesforce.com, Inc. (e)	33,600	4,455,024
SentinelOne, Inc. (e)	303,800	4,432,442
ServiceNow, Inc. (e)	12,000	4,659,240
Splunk, Inc. (e)	39,000	3,357,510
Workday, Inc. Class A (e)	23,400	3,915,522
Workiva, Inc. (e)	71,440	5,998,817
Zoom Video Communications, Inc. Class A (e)	92,900	6,293,046
		74,470,984
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	49,253	6,399,442
Samsung Electronics Co. Ltd.	1,425	62,587
Seagate Technology Holdings PLC	120	6,313
		6,468,342
TOTAL INFORMATION TECHNOLOGY		133,260,815
MATERIALS - 3.7%
Chemicals - 0.8%
Corteva, Inc.	62,200	3,656,116
FMC Corp.	29,900	3,731,520
Linde PLC	10,633	3,468,272
Nutrien Ltd.	50,325	3,674,022
		14,529,930
Containers & Packaging - 0.0%
Ball Corp.	619	31,656
Crown Holdings, Inc.	754	61,986
		93,642
Metals & Mining - 2.9%
Agnico Eagle Mines Ltd. (United States) (f)	227,000	11,801,730
Anglo American PLC (United Kingdom)	626	24,514
ATI, Inc. (e)	156,300	4,667,118
Freeport-McMoRan, Inc.	248,732	9,451,816
Newmont Corp.	250,400	11,818,880
Wheaton Precious Metals Corp.	298,126	11,647,611
		49,411,669
TOTAL MATERIALS		64,035,241
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.4%
American Tower Corp.	230	48,728
Crown Castle International Corp.	39,800	5,398,472
Equinix, Inc.	5,100	3,340,653
Gaming & Leisure Properties	199,850	10,410,187
Lamar Advertising Co. Class A	477	45,029
National Retail Properties, Inc.	207,100	9,476,896
Postal Realty Trust, Inc.	205,850	2,991,001
Prologis (REIT), Inc.	35,500	4,001,915
Public Storage	145	40,628
Ryman Hospitality Properties, Inc.	50,900	4,162,602
Spirit Realty Capital, Inc.	229,817	9,176,593
VICI Properties, Inc.	307,200	9,953,280
		59,045,984
UTILITIES - 0.4%
Electric Utilities - 0.0%
Constellation Energy Corp.	305	26,294
Exelon Corp.	990	42,798
FirstEnergy Corp.	626	26,254
NextEra Energy, Inc.	1,369	114,448
PG&E Corp. (e)	1,355	22,032
Southern Co.	580	41,418
		273,244
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc. Class C	93,300	2,973,471
NextEra Energy Partners LP	45,500	3,189,095
Vistra Corp.	1,131	26,239
		6,188,805
Multi-Utilities - 0.0%
Ameren Corp.	426	37,880
CenterPoint Energy, Inc.	1,324	39,707
Dominion Energy, Inc.	808	49,547
WEC Energy Group, Inc.	413	38,723
		165,857
TOTAL UTILITIES		6,627,906
TOTAL COMMON STOCKS (Cost $644,151,663)		683,532,536

Preferred Stocks - 4.8%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
COMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. 5.25% (b)(e)	3,300	3,775,266

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. Series A, 5.50%	29,300	3,365,177

INDUSTRIALS - 0.2%
Machinery - 0.2%
Chart Industries, Inc. (e)	60,800	3,076,480

UTILITIES - 0.5%
Electric Utilities - 0.5%
NextEra Energy, Inc. 6.296%	90,300	4,532,157
PG&E Corp. (e)	21,200	3,060,570
		7,592,727
TOTAL CONVERTIBLE PREFERRED STOCKS		17,809,650
Nonconvertible Preferred Stocks - 3.7%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
BCE, Inc.:
2.954%(c)	119,000	1,233,944
Series AM, Canadian Government Bond 5 Year Note Index + 2.090% 2.939%(c)(d)	75,100	807,575
Series R	91,900	1,041,850
		3,083,369
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
DCP Midstream Partners LP Series B, 7.875% (c)	37,020	906,250
Enbridge, Inc. Series L, 5 year U.S. Treasury Index + 3.150% 4.959% (c)(d)	65,300	1,255,066
Energy Transfer LP Series C, 7.375% (c)	41,400	897,966
Scorpio Tankers, Inc.	13,738	338,875
		3,398,157
FINANCIALS - 2.1%
Banks - 1.1%
Bank of America Corp.:
4.25%	30,000	508,800
4.375%	50,000	877,500
5.00%	34,300	663,705
Series GG, 6.00%	21,900	522,534
Series KK, 5.375%	42,100	879,890
First Citizens Bancshares, Inc.	47,400	925,011
First Citizens Bancshares, Inc. Series C	50,607	1,025,804
First Republic Bank:
4.125%	10,806	173,544
4.50%	5,257	90,946
5.125%	25,513	504,902
Series J, 4.70%	30,000	556,500
Series M, 4.00%	48,609	762,189
JPMorgan Chase & Co.:
4.55%	111,300	2,067,954
4.625%	78,800	1,483,016
Series DD, 5.75%	40,000	932,800
Series MM, 4.20%	70,850	1,235,624
Truist Financial Corp. Series O, 5.25%	31,000	670,220
U.S. Bancorp 4.50%	73,000	1,341,740
Wells Fargo & Co.:
4.25%	68,100	1,124,331
5.85%(c)	34,088	783,342
6.625%(c)	35,000	866,950
Series Z, 4.75%	68,200	1,253,516
		19,250,818
Capital Markets - 0.6%
B. Riley Financial, Inc.:
5.00%	73,100	1,535,100
5.25%	49,000	894,436
5.50%	27,000	601,560
6.375%	38,285	861,795
Canaccord Genuity Group, Inc.:
Canadian Government Bond 5 Year Note Index + 3.210% 3.885%(c)(d)	153,630	1,560,127
Canadian Government Bond 5 Year Note Index + 4.030% 4.993%(c)(d)	78,300	1,185,487
Morgan Stanley:
6.875%(c)	30,000	750,300
Series K, 5.85%(c)	36,700	848,504
Series O, 4.50%	53,700	925,251
State Street Corp. Series D, 5.90% (c)	37,100	899,304
Stifel Financial Corp. Series D, 4.50%	45,000	726,750
		10,788,614
Consumer Finance - 0.0%
Capital One Financial Corp. Series J, 5.00%	19,300	336,206

Insurance - 0.4%
Allstate Corp. 5.10%	98,000	1,946,280
Athene Holding Ltd.:
Series A, 6.35%(c)	30,113	650,441
Series B, 5.625%	32,923	655,168
Series C, 6.375%(c)	37,000	888,370
Series D, 4.875%	78,000	1,337,700
MetLife, Inc. Series F 4.75%	61,100	1,191,450
Power Financial Corp. BK CDA TREASURY BIL 3 MTH INDX + 1.600% 1.77% (c)(d)	46,800	523,994
		7,193,403
TOTAL FINANCIALS		37,569,041

INDUSTRIALS - 1.1%
Electrical Equipment - 1.1%
Babcock & Wilcox Enterprises, Inc.:
6.50%	142,500	2,925,525
8.125%	637,540	15,351,899
Series A, 7.75%	55,341	816,280
		19,093,704
UTILITIES - 0.1%
Electric Utilities - 0.0%
Southern Co. 4.20%	40,000	694,800

Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp. Series E, Canadian Government Bond 5 Year Note Index + 3.650% 5.19% (c)(d)	50,400	826,724

TOTAL UTILITIES		1,521,524

TOTAL NONCONVERTIBLE PREFERRED STOCKS		64,665,795
TOTAL PREFERRED STOCKS (Cost $91,044,887)		82,475,445

Bank Loan Obligations - 6.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.224% 12/1/28 (c)(d)(h)	2,164,534	1,861,499
CONSUMER DISCRETIONARY - 5.3%
Diversified Consumer Services - 1.7%
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.765% 3/4/28 (c)(d)(h)	34,194,355	28,714,710
Hotels, Restaurants & Leisure - 1.6%
Caesars Resort Collection LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 7/20/25 (c)(d)(h)	7,141,878	7,117,524
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.323% 1/27/29 (c)(d)(h)	9,407,964	8,927,029
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.673% 11/30/29 (c)(d)(h)	8,935,000	8,931,783
Pacific Bells LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.3418% 10/20/28 (c)(d)(h)	2,792,177	2,615,349
		27,591,685
Internet & Direct Marketing Retail - 1.8%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 3/5/28 (c)(d)(h)	23,737,889	22,758,701
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 12/17/26 (c)(d)(h)	2,219,326	2,073,095
Uber Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2349% 4/4/25 (c)(d)(h)	7,092,952	7,084,086
		31,915,882
Leisure Products - 0.2%
Peloton Interactive, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.500% 11.2574% 5/25/27 (c)(d)(h)	4,108,602	4,029,840
TOTAL CONSUMER DISCRETIONARY		92,252,117
FINANCIALS - 0.2%
Capital Markets - 0.1%
Zebra Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.3302% 11/1/28 (c)(d)(h)	2,350,000	2,317,688
Insurance - 0.1%
Asurion LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.6802% 8/17/28 (c)(d)(h)	1,995,000	1,776,049
TOTAL FINANCIALS		4,093,737
HEALTH CARE - 0.2%
Health Care Technology - 0.2%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.8211% 2/15/29 (c)(d)(h)	3,822,663	3,441,773
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4.5803% 2/15/29 (c)(d)(h)(i)	651,165	586,283
		4,028,056
INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.3%
Echo Global Logistics, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.500% 7.8836% 11/23/28 (c)(d)(h)	2,630,125	2,463,559
3 month U.S. LIBOR + 4.750% 9.1336% 11/23/28 (c)(d)(g)(h)	1,895,250	1,825,505
		4,289,064
Electrical Equipment - 0.1%
Array Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9419% 10/14/27 (c)(d)(h)	1,500,616	1,432,157
Transportation Infrastructure - 0.0%
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.6015% 11/23/29 (c)(d)(g)(h)	655,000	651,725
TOTAL INDUSTRIALS		6,372,946
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10.75% 5/31/25 (c)(d)(h)	228,261	102,717
Software - 0.2%
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9983% 5/3/26 (c)(d)(h)	3,592,378	3,412,759
TOTAL INFORMATION TECHNOLOGY		3,515,476
UTILITIES - 0.3%
Electric Utilities - 0.3%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.073% 8/1/25 (c)(d)(h)	1,097,250	1,091,424
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 8/1/25 (c)(d)(h)	3,767,907	3,709,429
		4,800,853
TOTAL BANK LOAN OBLIGATIONS (Cost $124,761,068)		116,924,684

Preferred Securities - 8.6%
	Principal Amount (a)	Value ($)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP:
6.25% (c)(j)	2,100,000	1,834,575
6.5% (c)(j)	1,600,000	1,389,503
6.625% (c)(j)	1,200,000	921,029
7.125% (c)(j)	2,350,000	1,983,989
		6,129,096
FINANCIALS - 7.1%
Banks - 4.5%
Bank of America Corp.:
4.375% (c)(j)	3,500,000	2,991,721
5.125% (c)(j)	1,350,000	1,251,800
5.2% (c)(j)	3,500,000	3,407,005
5.875% (c)(j)	375,000	336,820
6.1% (c)(j)	750,000	737,146
6.125% (c)(j)	2,500,000	2,480,588
6.25% (c)(j)	2,735,000	2,681,835
Citigroup, Inc.:
4% (c)(j)	1,075,000	938,843
4.15% (c)(j)	1,900,000	1,561,286
5% (c)(j)	1,400,000	1,267,482
5.35% (c)(j)	1,200,000	1,177,620
5.95% (c)(j)	2,700,000	2,740,826
Citizens Financial Group, Inc. 6% (c)(j)	800,000	759,446
Comerica, Inc. 5.625% 12/31/99 (c)(j)	925,000	905,537
Fifth Third Bancorp 5.1% (c)(j)	1,400,000	1,330,197
First Citizens Bancshares, Inc. Series B, 3 month U.S. LIBOR + 3.970% 8.741% (c)(d)(j)	1,350,000	1,353,952
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 2.580% 7.0196% (c)(d)(j)	4,600,000	4,593,074
3.65% (c)(j)	2,250,000	1,933,634
4.6% (c)(j)	6,240,000	5,618,340
5% (c)(j)	2,915,000	2,727,620
5.15% (c)(j)	2,735,000	2,693,779
6% (c)(j)	5,250,000	5,265,990
M&T Bank Corp.:
3.5% (c)(j)	2,150,000	1,691,632
5.125% (c)(j)	1,200,000	1,041,671
6.45% 12/31/99 (c)(j)	900,000	900,504
PNC Financial Services Group, Inc.:
3.4% (c)(j)	2,750,000	2,183,790
4.85% (c)(j)	1,670,000	1,580,873
5% (c)(j)	2,400,000	2,095,012
6% (c)(j)	2,220,000	2,102,973
6.2% (c)(j)	2,100,000	2,058,373
Truist Financial Corp.:
3 month U.S. LIBOR + 3.100% 7.871% (c)(d)(j)	1,405,000	1,395,470
4.8% (c)(j)	4,050,000	3,711,538
4.95% (c)(j)	1,000,000	960,316
5.1% (c)(j)	950,000	895,078
U.S. Bancorp 3.7% (c)(j)	2,850,000	2,352,226
Wells Fargo & Co.:
3.9% (c)(j)	2,825,000	2,477,826
5.9% (c)(j)	4,700,000	4,222,318
		78,424,141
Capital Markets - 1.9%
Bank of New York Mellon Corp.:
3.75% (c)(j)	850,000	685,701
4.5% (c)(j)	1,000,000	934,002
4.625% (c)(j)	1,000,000	865,900
Charles Schwab Corp.:
4% (c)(j)	4,525,000	3,624,047
4% (c)(j)	4,105,000	3,575,227
5% (c)(j)	3,665,000	3,361,919
5.375% (c)(j)	6,400,000	6,288,822
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 2.870% 7.466% (c)(d)(j)	5,070,000	4,985,099
3.65% (c)(j)	2,800,000	2,300,991
3.8% (c)(j)	1,675,000	1,373,768
4.125% (c)(j)	1,350,000	1,131,744
State Street Corp. 5.625% (c)(j)	4,020,000	3,742,232
		32,869,452
Consumer Finance - 0.6%
Ally Financial, Inc.:
4.7% (c)(j)	3,270,000	2,206,441
4.7% (c)(j)	4,800,000	3,034,813
American Express Co. 3.55% (c)(j)	4,575,000	3,766,032
Capital One Financial Corp. 3.95% (c)(j)	750,000	591,587
		9,598,873
Diversified Financial Services - 0.1%
Equitable Holdings, Inc. 4.95% (c)(j)	1,000,000	945,012
Insurance - 0.0%
MetLife, Inc. 3.85% (c)(j)	800,000	752,189
TOTAL FINANCIALS		122,589,667
INDUSTRIALS - 0.2%
Industrial Conglomerates - 0.2%
General Electric Co. 3 month U.S. LIBOR + 3.330% 8.099% (c)(d)(j)	3,875,000	3,821,785
UTILITIES - 1.0%
Electric Utilities - 0.3%
Duke Energy Corp. 4.875% (c)(j)	3,995,000	3,703,004
Edison International 5% (c)(j)	2,250,000	1,923,564
		5,626,568
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.:
7% (b)(c)(j)	5,995,000	5,474,649
8% (b)(c)(j)	1,700,000	1,652,756
		7,127,405
Multi-Utilities - 0.3%
Dominion Energy, Inc. 4.65% (c)(j)	3,175,000	2,785,020
Sempra Energy 4.875% (c)(j)	2,180,000	2,038,576
		4,823,596
TOTAL UTILITIES		17,577,569
TOTAL PREFERRED SECURITIES (Cost $157,215,103)		150,118,117

Other - 0.8%
	Shares	Value ($)
Other - 0.8%
Fidelity Direct Lending Fund, LP (k)(l) (Cost $13,397,830)		13,386,113

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (m)	18,291,486	18,295,144
Fidelity Securities Lending Cash Central Fund 4.37% (m)(n)	30,631,513	30,634,576
TOTAL MONEY MARKET FUNDS (Cost $48,929,720)		48,929,720

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $1,776,377,993)	1,771,038,913
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(33,234,695)
NET ASSETS - 100.0%	1,737,804,218

Currency Abbreviations
BRL	-	Brazilian real

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $212,935,771 or 12.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing
(f)	Security or a portion of the security is on loan at period end.
(g)	Level 3 security
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $488,374 and $439,712, respectively.

(j)	Security is perpetual in nature with no stated maturity date.
(k)	Affiliated Fund
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,386,113 or 0.8% of net assets.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Direct Lending Fund, LP	3/22/22 - 12/30/22	13,397,830

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	79,484,676	1,515,130,907	1,576,320,439	278,925	-	-	18,295,144	0.0%
Fidelity Securities Lending Cash Central Fund 4.37%	43,783,561	307,531,202	320,680,187	128,238	-	-	30,634,576	0.1%
Total	123,268,237	1,822,662,109	1,897,000,626	407,163	-	-	48,929,720

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	-	16,057,402	2,624,997	402,393	(34,575)	(11,717)	13,386,113
	-	16,057,402	2,624,997	402,393	(34,575)	(11,717)	13,386,113

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Amounts in this Investment Valuation section exclude the value of Fidelity Direct Lending Fund, LP as presented in the Schedule of Investments. Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	47,520,860	43,745,594	3,775,266	-
Consumer Discretionary	60,683,121	60,683,121	-	-
Consumer Staples	757,220	702,240	54,980	-
Energy	131,518,000	131,518,000	-	-
Financials	44,861,020	44,861,020	-	-
Health Care	109,998,225	88,405,715	21,592,510	-
Industrials	98,585,338	91,099,566	7,485,772	-
Information Technology	133,260,815	133,252,475	-	8,340
Materials	64,035,241	64,010,727	24,514	-
Real Estate	59,045,984	59,045,984	-	-
Utilities	15,742,157	8,149,430	7,592,727	-

Corporate Bonds	533,700,734	-	533,700,734	-

U.S. Government and Government Agency Obligations	137,467,446	-	137,467,446	-

Commercial Mortgage Securities	114,977	-	114,977	-

Foreign Government and Government Agency Obligations	4,389,141	-	4,389,141	-

Bank Loan Obligations	116,924,684	-	114,447,454	2,477,230

Preferred Securities	150,118,117	-	150,118,117	-

Money Market Funds	48,929,720	48,929,720	-	-
Total Investments in Securities:	1,757,652,800	774,403,592	980,763,638	2,485,570
Financial Statements
Statement of Assets and Liabilities
			December 31, 2022

Assets
Investment in securities, at value (including securities loaned of $29,875,119) - See accompanying schedule:	$
Unaffiliated issuers (cost $1,714,050,443)		1,708,723,080
Fidelity Central Funds (cost $48,929,720)		48,929,720
Other affiliated issuers (cost $13,397,830)		13,386,113

Total Investment in Securities (cost $1,776,377,993)			$1,771,038,913
Cash			202,433
Foreign currency held at value (cost $13,794)			13,794
Receivable for investments sold			20,607,251
Receivable for fund shares sold			2,187,083
Dividends receivable			2,817,370
Interest receivable			10,839,446
Distributions receivable from Fidelity Central Funds			69,506
Prepaid expenses			1,750
Other receivables			1,063
Total assets			1,807,778,609
Liabilities
Payable for investments purchased		$30,228,738
Payable for fund shares redeemed		7,179,901
Distributions payable		636,272
Accrued management fee		813,668
Distribution and service plan fees payable		90,370
Other affiliated payables		240,662
Other payables and accrued expenses		150,360
Collateral on securities loaned		30,634,420
Total Liabilities			69,974,391
Net Assets			$1,737,804,218
Net Assets consist of:
Paid in capital			$1,940,956,878
Total accumulated earnings (loss)			(203,152,660)
Net Assets			$1,737,804,218

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($151,548,716 ÷ 12,141,801 shares) (a)			$12.48
Maximum offering price per share (100/96.00 of $12.48)			$13.00
Class M :
Net Asset Value and redemption price per share ($18,176,448 ÷ 1,454,688 shares) (a)			$12.50
Maximum offering price per share (100/96.00 of $12.50)			$13.02
Class C :
Net Asset Value and offering price per share ($66,028,400 ÷ 5,299,752 shares) (a)			$12.46
Fidelity Multi-Asset Income Fund :
Net Asset Value , offering price and redemption price per share ($912,818,734 ÷ 73,100,476 shares)			$12.49
Class I :
Net Asset Value , offering price and redemption price per share ($429,436,309 ÷ 34,399,295 shares)			$12.48
Class Z :
Net Asset Value , offering price and redemption price per share ($159,795,611 ÷ 12,797,397 shares)			$12.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended December 31, 2022
Investment Income
Dividends (including $402,393 earned from affiliated issuers)		$29,925,564
Interest		48,990,012
Income from Fidelity Central Funds (including $128,238 from security lending)		407,163
Total Income		79,322,739
Expenses
Management fee	$10,001,155
Transfer agent fees	2,267,268
Distribution and service plan fees	1,029,245
Accounting fees	693,298
Custodian fees and expenses	62,202
Independent trustees' fees and expenses	5,852
Registration fees	318,718
Audit	81,872
Legal	3,544
Interest	6,006
Miscellaneous	6,736
Total expenses before reductions	14,475,896
Expense reductions	(35,687)
Total expenses after reductions		14,440,209
Net Investment income (loss)		64,882,530
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(190,238,779)
Affiliated issuers	(34,575)
Foreign currency transactions	(35,488)
Total net realized gain (loss)		(190,308,842)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(142,186,621)
Affiliated issuers	(11,717)
Assets and liabilities in foreign currencies	(9,316)
Total change in net unrealized appreciation (depreciation)		(142,207,654)
Net gain (loss)		(332,516,496)
Net increase (decrease) in net assets resulting from operations		$(267,633,966)
Statement of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$64,882,530	$29,408,378
Net realized gain (loss)	(190,308,842)	15,021,119
Change in net unrealized appreciation (depreciation)	(142,207,654)	96,424,115
Net increase (decrease) in net assets resulting from operations	(267,633,966)	140,853,612
Distributions to shareholders	(79,967,145)	(36,448,930)
Share transactions - net increase (decrease)	192,272,417	1,446,938,224
Total increase (decrease) in net assets	(155,328,694)	1,551,342,906

Net Assets
Beginning of period	1,893,132,912	341,790,006
End of period	$1,737,804,218	$1,893,132,912

Financial Highlights
Fidelity Advisor® Multi-Asset Income Fund Class A

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.97	$13.15	$11.72	$9.81	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.440	.339	.384	.293	.223
Net realized and unrealized gain (loss)	(2.378)	1.923	1.464	1.922	(.558)
Total from investment operations	(1.938)	2.262	1.848	2.215	(.335)
Distributions from net investment income	(.448)	(.407)	(.401)	(.298)	(.207) C
Distributions from net realized gain	(.104)	(.035)	(.017)	(.007)	(.058) C
Total distributions	(.552)	(.442)	(.418)	(.305)	(.265)
Net asset value, end of period	$12.48	$14.97	$13.15	$11.72	$9.81
Total Return D,E	(13.08)%	17.40%	16.26%	22.84%	(3.25)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00%	1.01%	1.13%	1.26%	1.38%
Expenses net of fee waivers, if any	1.00%	1.01%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.00%	1.01%	1.08%	1.09%	1.08%
Net investment income (loss)	3.34%	2.35%	3.27%	2.69%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$151,549	$132,537	$30,583	$23,438	$9,513
Portfolio turnover rate H	256%	150%	308%	298%	367%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Multi-Asset Income Fund Class M

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.99	$13.15	$11.72	$9.81	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.444	.342	.383	.292	.223
Net realized and unrealized gain (loss)	(2.379)	1.943	1.463	1.923	(.558)
Total from investment operations	(1.935)	2.285	1.846	2.215	(.335)
Distributions from net investment income	(.451)	(.410)	(.399)	(.298)	(.207) C
Distributions from net realized gain	(.104)	(.035)	(.017)	(.007)	(.058) C
Total distributions	(.555)	(.445)	(.416)	(.305)	(.265)
Net asset value, end of period	$12.50	$14.99	$13.15	$11.72	$9.81
Total Return D,E	(13.05)%	17.58%	16.24%	22.84%	(3.25)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.99%	.99%	1.13%	1.30%	1.40%
Expenses net of fee waivers, if any	.99%	.99%	1.10%	1.10%	1.10%
Expenses net of all reductions	.99%	.99%	1.08%	1.09%	1.08%
Net investment income (loss)	3.36%	2.37%	3.27%	2.69%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$18,176	$18,698	$11,048	$9,719	$7,441
Portfolio turnover rate H	256%	150%	308%	298%	367%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Multi-Asset Income Fund Class C

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.94	$13.13	$11.70	$9.80	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.341	.231	.298	.210	.147
Net realized and unrealized gain (loss)	(2.368)	1.917	1.463	1.915	(.561)
Total from investment operations	(2.027)	2.148	1.761	2.125	(.414)
Distributions from net investment income	(.349)	(.303)	(.314)	(.218)	(.138) C
Distributions from net realized gain	(.104)	(.035)	(.017)	(.007)	(.058) C
Total distributions	(.453)	(.338)	(.331)	(.225)	(.196)
Net asset value, end of period	$12.46	$14.94	$13.13	$11.70	$9.80
Total Return D,E	(13.69)%	16.50%	15.44%	21.87%	(4.00)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.76%	1.76%	1.84%	2.13%	2.14%
Expenses net of fee waivers, if any	1.76%	1.76%	1.84%	1.85%	1.85%
Expenses net of all reductions	1.75%	1.76%	1.82%	1.84%	1.83%
Net investment income (loss)	2.59%	1.60%	2.53%	1.94%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$66,028	$61,356	$13,015	$4,634	$8,003
Portfolio turnover rate H	256%	150%	308%	298%	367%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Multi-Asset Income Fund

Years ended December 31,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$14.98	$13.15	$11.72	$9.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.480	.378	.417	.322	.168
Net realized and unrealized gain (loss)	(2.381)	1.934	1.460	1.919	(.135)
Total from investment operations	(1.901)	2.312	1.877	2.241	.033
Distributions from net investment income	(.485)	(.447)	(.430)	(.324)	(.165) D
Distributions from net realized gain	(.104)	(.035)	(.017)	(.007)	(.058) D
Total distributions	(.589)	(.482)	(.447)	(.331)	(.223)
Net asset value, end of period	$12.49	$14.98	$13.15	$11.72	$9.81
Total Return E,F	(12.83)%	17.80%	16.55%	23.14%	.30%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73%	.74%	.85%	.94%	1.05% I
Expenses net of fee waivers, if any	.73%	.74%	.85%	.85%	.85% I
Expenses net of all reductions	.73%	.74%	.83%	.84%	.84% I
Net investment income (loss)	3.62%	2.63%	3.53%	2.94%	2.17% I
Supplemental Data
Net assets, end of period (000 omitted)	$912,819	$1,125,873	$211,236	$60,534	$5,819
Portfolio turnover rate J	256%	150%	308%	298%	367% I

A For the period March 28, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Multi-Asset Income Fund Class I

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.97	$13.15	$11.72	$9.81	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.474	.375	.417	.319	.249
Net realized and unrealized gain (loss)	(2.379)	1.924	1.461	1.922	(.558)
Total from investment operations	(1.905)	2.299	1.878	2.241	(.309)
Distributions from net investment income	(.481)	(.444)	(.431)	(.324)	(.233) C
Distributions from net realized gain	(.104)	(.035)	(.017)	(.007)	(.058) C
Total distributions	(.585)	(.479)	(.448)	(.331)	(.291)
Net asset value, end of period	$12.48	$14.97	$13.15	$11.72	$9.81
Total Return D	(12.87)%	17.70%	16.56%	23.14%	(3.01)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.76%	.76%	.83%	1.00%	1.08%
Expenses net of fee waivers, if any	.76%	.76%	.83%	.85%	.85%
Expenses net of all reductions	.76%	.76%	.81%	.84%	.83%
Net investment income (loss)	3.59%	2.60%	3.54%	2.94%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$429,436	$461,353	$55,206	$26,507	$21,904
Portfolio turnover rate G	256%	150%	308%	298%	367%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Multi-Asset Income Fund Class Z

Years ended December 31,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$14.98	$13.15	$11.72	$9.81	$10.37
Income from Investment Operations
Net investment income (loss) B,C	.480	.388	.431	.335	.052
Net realized and unrealized gain (loss)	(2.372)	1.933	1.457	1.916	(.515)
Total from investment operations	(1.892)	2.321	1.888	2.251	(.463)
Distributions from net investment income	(.494)	(.456)	(.441)	(.334)	(.039) D
Distributions from net realized gain	(.104)	(.035)	(.017)	(.007)	(.058) D
Total distributions	(.598)	(.491)	(.458)	(.341)	(.097)
Net asset value, end of period	$12.49	$14.98	$13.15	$11.72	$9.81
Total Return E,F	(12.77)%	17.87%	16.65%	23.25%	(4.46)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66%	.67%	.77%	.85%	.89% I
Expenses net of fee waivers, if any	.66%	.67%	.76%	.76%	.76% I
Expenses net of all reductions	.66%	.67%	.74%	.75%	.74% I
Net investment income (loss)	3.69%	2.69%	3.61%	3.03%	2.04% I
Supplemental Data
Net assets, end of period (000 omitted)	$159,796	$93,316	$20,701	$5,123	$148
Portfolio turnover rate J	256%	150%	308%	298%	367% I

A For the period October 2, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended December 31, 2022

1. Organization.
Fidelity Advisor Multi-Asset Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Multi-Asset Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Investment in Fidelity Direct Lending Fund, LP.

The Fund invests in Fidelity Direct Lending Fund, LP, which is a limited partnership available only to certain investment companies managed by the investment adviser and its affiliates. The Fund's limited partnership interest is not registered under the Securities Act of 1933, and is subject to substantial restrictions on transfer. The Fund has no redemption rights under the partnership agreement. There will be no trading market for the partnership interest, and the Fund most likely will hold its interest until Fidelity Direct Lending Fund, LP converts by operation of law to a Delaware corporation, trust, or other limited liability entity and (i) registers as a closed-end management investment company under the 1940 Act or (ii) elects to be treated as a business development company under the 1940 Act.

Based on its investment objective, Fidelity Direct Lending Fund, LP may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Direct Lending Fund, LP and thus a decline in the value of the Fund. The Fidelity Direct Lending Fund, LP intends to invest primarily in direct loans made to private U.S. companies, specifically small- and middle-market companies.

The Schedule of Investments lists Fidelity Direct Lending Fund, LP as an investment as of period end, but does not include the underlying holdings of Fidelity Direct Lending Fund, LP. Fidelity Direct Lending Fund, LP represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Direct Lending Fund, LP, which commenced operations on December 9, 2021. The annualized expense ratio for Fidelity Direct Lending Fund, LP for the period ended April 30, 2022 was .07%.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in   dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividend receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, partnerships, equity-debt classifications, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 93,424,402
Gross unrealized depreciation	(107,566,043)
Net unrealized appreciation (depreciation)	$(14,141,641)
Tax Cost	$1,785,180,554

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(183,915,517)
Net unrealized appreciation (depreciation) on securities and other investments	$(15,767,794)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(183,915,517)
Long-term	-
Total capital loss carryforward	$(183,915,517)

The tax character of distributions paid was as follows:

	December 31, 2022	December 31, 2021
Ordinary Income	$65,902,273	$35,210,399
Long-term Capital Gains	14,064,872	1,238,531
Total	$79,967,145	$36,448,930

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.
	Investment to be Acquired	Commitment Amount
Fidelity Advisor Multi-Asset Income Fund	Fidelity Direct Lending Fund, LP	$12,004,562

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Multi-Asset Income Fund	3,002,104,288	2,746,132,192

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$347,354	$61,618
Class M	- %	.25%	45,222	20
Class C	.75%	.25%	636,669	329,855
			$1,029,245	$391,493

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 66,999
Class M	6,291
Class C A	2,996
$76,286

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 197,256.14
Class M	23,076.13
Class C	91,765.14
Fidelity Multi-Asset Income Fund	1,202,915.12
Class I	684,860.15
Class Z	67,396.05
	$2,267,268

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Advisor Multi-Asset Income Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Advisor Multi-Asset Income Fund	$36,799

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Multi-Asset Income Fund	121,907,233	84,685,521	(7,641,106)

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Multi-Asset Income Fund	Borrower	$ 4,835,636	4.07%	$ 6,006

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity Advisor Multi-Asset Income Fund	1,141

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Multi-Asset Income Fund	$3,065

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Multi-Asset Income Fund	$13,653	$1,531	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,059.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $31,628.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
Fidelity Advisor Multi-Asset Income Fund
Distributions to shareholders
Class A	$ 5,772,546	$ 2,239,823
Class M	759,383	418,230
Class C	2,169,681	739,556
Fidelity Multi-Asset Income Fund	44,657,109	23,936,698
Class I	20,536,453	7,342,854
Class Z	6,071,973	1,771,769
Total	$79,967,145	$36,448,930

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021
Fidelity Advisor Multi-Asset Income Fund
Class A
Shares sold	6,336,833	8,319,605	$ 85,415,686	$ 120,945,898
Reinvestment of distributions	434,015	147,263	5,697,737	2,140,047
Shares redeemed	(3,481,264)	(1,941,125)	(46,490,265)	(28,196,038)
Net increase (decrease)	3,289,584	6,525,743	$44,623,158	$94,889,907
Class M
Shares sold	606,872	885,624	$ 8,184,084	$ 12,817,531
Reinvestment of distributions	56,339	28,574	744,403	411,588
Shares redeemed	(455,853)	(507,130)	(6,077,604)	(7,229,394)
Net increase (decrease)	207,358	407,068	$2,850,883	$5,999,725
Class C
Shares sold	2,507,496	3,387,560	$ 34,008,784	$ 49,170,105
Reinvestment of distributions	163,306	50,642	2,146,933	733,677
Shares redeemed	(1,477,001)	(323,752)	(19,604,187)	(4,682,581)
Net increase (decrease)	1,193,801	3,114,450	$16,551,530	$45,221,201
Fidelity Multi-Asset Income Fund
Shares sold	31,508,307	81,314,189	$ 430,437,209	$1,168,854,665
Reinvestment of distributions	2,905,716	1,473,203	38,469,681	21,390,817
Shares redeemed	(36,488,320)	(23,673,977)	(485,233,528)	(343,702,518)
Net increase (decrease)	(2,074,297)	59,113,415	$(16,326,638)	$846,542,964
Class I
Shares sold	28,061,399	29,320,052	$ 381,135,730	$ 426,044,323
Reinvestment of distributions	1,499,206	473,921	19,757,925	6,909,326
Shares redeemed	(25,971,837)	(3,182,168)	(344,201,843)	(46,410,279)
Net increase (decrease)	3,588,768	26,611,805	$56,691,812	$386,543,370
Class Z
Shares sold	12,397,128	5,642,008	$ 166,221,659	$ 82,093,496
Reinvestment of distributions	402,239	96,384	5,239,020	1,402,004
Shares redeemed	(6,232,578)	(1,081,913)	(83,579,007)	(15,754,443)
Net increase (decrease)	6,566,789	4,656,479	$87,881,672	$67,741,057

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity School Street Trust and Shareholders of Fidelity Advisor Multi-Asset Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Multi-Asset Income Fund (one of the funds constituting Fidelity School Street Trust, referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America .
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 295 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022
Fidelity Advisor® Multi-Asset Income Fund
Class A	.99%
Actual		$ 1,000	$ 1,027.20	$ 5.06
Hypothetical- B		$ 1,000	$ 1,020.21	$ 5.04
Class M	.97%
Actual		$ 1,000	$ 1,028.10	$ 4.96
Hypothetical- B		$ 1,000	$ 1,020.32	$ 4.94
Class C	1.73%
Actual		$ 1,000	$ 1,024.10	$ 8.83
Hypothetical- B		$ 1,000	$ 1,016.48	$ 8.79
Fidelity Advisor® Multi-Asset Income Fund	.72%
Actual		$ 1,000	$ 1,029.40	$ 3.68
Hypothetical- B		$ 1,000	$ 1,021.58	$ 3.67
Class I	.75%
Actual		$ 1,000	$ 1,028.40	$ 3.83
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.82
Class Z	.65%
Actual		$ 1,000	$ 1,029.70	$ 3.33
Hypothetical- B		$ 1,000	$ 1,021.93	$ 3.31

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A total of 11.50% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund designates $10,921,766 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.
The fund designates $13,890,058 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.
A percentage of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Fidelity Multi-Asset Income Fund	Class I	Class Z
January 2022	19%	19%	31%	16%	17%	17%
February 2022	20%	20%	29%	18%	18%	18%
March 2022	21%	20%	28%	18%	18%	19%
April 2022	21%	20%	33%	18%	18%	18%
May 2022	20%	20%	25%	18%	19%	18%
June 2022	20%	20%	26%	18%	18%	19%
July 2022	20%	20%	25%	18%	18%	19%
August 2022	20%	19%	24%	18%	18%	18%
September 2022	20%	20%	24%	18%	19%	18%
October 2022	19%	19%	23%	18%	18%	18%
November 2022	20%	20%	24%	18%	18%	17%
December 2022	20%	20%	25%	18%	18%	18%
A percentage of the dividends distributed during the fiscal year may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Fidelity Multi-Asset Income Fund	Class I	Class Z
January 2022	24.62%	24.75%	40.34%	20.96%	22.18%	22.20%
February 2022	26.53%	26.35%	38.52%	23.42%	23.42%	22.91%
March 2022	27.02%	25.76%	36.55%	23.50%	23.98%	24.19%
April 2022	27.07%	26.03%	42.60%	24.04%	24.04%	23.38%
May 2022	25.68%	25.60%	32.76%	23.58%	24.53%	23.46%
June 2022	26.01%	26.01%	33.41%	23.73%	23.68%	24.83%
July 2022	25.87%	25.84%	33.07%	23.61%	23.92%	24.85%
August 2022	25.66%	25.19%	30.73%	23.85%	23.88%	24.12%
September 2022	25.60%	25.58%	31.66%	23.66%	24.25%	23.94%
October 2022	25.45%	25.10%	29.57%	23.92%	24.00%	23.78%
November 2022	25.79%	25.52%	30.91%	24.06%	23.79%	22.85%
December 2022	25.79%	25.67%	32.04%	23.81%	23.87%	23.59%
A percentage of the dividends distributed during the fiscal year qualify as a section 199A dividend:

	Class A	Class M	Class C	Fidelity Multi-Asset Income Fund	Class I	Class Z
January 2022	3.42%	3.44%	5.60%	2.91%	3.08%	3.09%
February 2022	3.69%	3.66%	5.35%	3.26%	3.26%	3.18%
March 2022	3.76%	3.58%	5.08%	3.27%	3.33%	3.36%
April 2022	3.76%	3.62%	5.92%	3.34%	3.34%	3.25%
May 2022	3.57%	3.56%	4.55%	3.28%	3.41%	3.26%
June 2022	3.61%	3.62%	4.64%	3.30%	3.29%	3.45%
July 2022	3.60%	3.59%	4.60%	3.28%	3.33%	3.45%
August 2022	3.57%	3.50%	4.27%	3.32%	3.32%	3.35%
September 2022	3.56%	3.56%	4.40%	3.29%	3.37%	3.33%
October 2022	3.54%	3.49%	4.11%	3.32%	3.34%	3.31%
November 2022	3.59%	3.55%	4.30%	3.34%	3.31%	3.18%
December 2022	3.58%	3.57%	4.45%	3.31%	3.32%	3.28%

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Multi-Asset Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (the retail class) and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.10%, 1.10%, 1.85%, 0.85%, 0.76%, and 0.85% through April 30, 2023.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9865887.107
AMAI-ANN-0323
Fidelity® Series International Developed Markets Bond Index Fund

Annual Report
December 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Life of Fund A
Fidelity® Series International Developed Markets Bond Index Fund	-13.79%	-11.62%

A     From August 31, 2021

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series International Developed Markets Bond Index Fund, on August 31, 2021, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD)  performed over the same period.

10,000
9,750
9,500
9,250
9,000
8,750
8,500
$8,400
2021
2022
Period Ending Values
$8,482 Fidelity® Series International Developed Markets Bond Index Fund
$8,508 Bloomberg Global Agg Treasury ex USD, ex EM, RIC Capped, Float Adjusted Index (Hedged USD)

Management's Discussion of Fund Performance
Market Recap:
Asset prices around the world experienced a synchronous downturn for most of 2022, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other global central banks to aggressively tighten monetary policy. This led to a broad retreat from risk and declining prices for both stocks and bonds through September. In Q4, markets experienced a sharp reversal amid optimism on inflation and policy easing, and riskier assets rallied to cap a tumultuous year. Against this backdrop, global investment-grade bonds returned -14.22% in 2022, according to the Bloomberg Global Aggregate Credit Index (Hedged USD). For the full year, all major bond-market segments and maturity ranges experienced rising yields and falling prices. U.S credit outperformed European and most other regional credit, higher-rated bonds outperformed lower-rated securities, and shorter-duration debt outpaced longer-duration bonds. For most of the year, corporate-backed bonds materially underperformed government-backed bonds in an environment of widening credit spreads, but corporates rebounded strongly during the late-year market rally.
Comments from Co-Portfolio Managers Brandon Bettencourt and Richard Munclinger:
For the fiscal year ending December 31, 2022, the fund returned -13.79%, which was in line, net of fees, with the -13.81% result of the benchmark, the Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD), a multicurrency benchmark that includes fixed-rate treasury securities from developed market issuers while excluding U.S.-dollar-denominated debt. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. Given the large number of securities in the index (nearly 1,000), we use "stratified sampling techniques" in constructing the portfolio. This approach involves defining and maintaining a subset of constituent securities that, in aggregate, mirrors the chief characteristics of the index - including maturity, duration, sector allocation, credit quality and other factors. Returns for most sovereign bonds from international developed markets were solidly negative in 2022, as central banks across the world raised interest rates to tame inflation. The rate hikes pushed up bond yields, which move inversely to prices.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary December 31, 2022 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 99.6%
Futures and Swaps - 1.2%
Currency Contracts - (92.5)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Schedule of Investments December 31, 2022
Showing Percentage of Net Assets
Government Obligations - 99.6%
		Principal Amount (a)	Value ($)
Australia - 5.0%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	33,023,000	21,201,239
0.25% 11/21/25 (Reg. S)	AUD	62,192,000	38,596,454
0.5% 9/21/26 (Reg. S)	AUD	10,076,000	6,126,473
1% 12/21/30 (Reg. S)	AUD	21,812,000	11,857,096
1% 11/21/31 (Reg. S)	AUD	34,057,000	17,991,575
1.25% 5/21/32	AUD	53,000,000	28,299,701
1.75% 11/21/32 (Reg. S)	AUD	13,400,000	7,426,713
1.75% 6/21/51 (Reg. S)	AUD	21,612,000	8,527,217
2.75% 4/21/24	AUD	15,698,000	10,607,823
2.75% 11/21/27	AUD	55,551,000	36,240,565
2.75% 11/21/28	AUD	28,367,000	18,265,519
2.75% 11/21/29 (Reg. S)	AUD	52,813,000	33,520,157
2.75% 6/21/35 (Reg. S)	AUD	16,600,000	9,726,596
2.75% 5/21/41(Reg. S)	AUD	14,678,000	7,958,037
3.25% 4/21/25 (Reg. S)	AUD	80,700,000	54,685,806
3.25% 4/21/29(Reg. S)	AUD	68,300,000	45,017,245
3.75% 4/21/37 (Reg. S)	AUD	29,572,000	19,003,164
4.5% 4/21/33	AUD	40,321,000	28,482,573
4.75% 4/21/27(Reg. S)	AUD	19,600,000	13,925,820
TOTAL AUSTRALIA			417,459,773
Austria - 5.1%
Austrian Republic:
0% 7/15/24 (Reg. S) (b)	EUR	54,987,000	56,394,800
0% 4/20/25 (Reg. S) (b)	EUR	15,120,000	15,173,273
0% 2/20/30 (Reg. S) (b)	EUR	26,462,000	22,842,116
0% 2/20/31 (Reg. S) (b)	EUR	12,003,000	10,040,290
0% 10/20/40 (Reg. S) (b)	EUR	33,809,000	20,627,768
0.25% 10/20/36(Reg. S) (b)	EUR	25,709,000	18,680,711
0.5% 4/20/27 (Reg. S) (b)	EUR	58,716,000	56,928,690
0.5% 2/20/29 (Reg. S) (b)	EUR	26,300,000	24,260,199
0.75% 10/20/26 (Reg. S) (b)	EUR	12,510,000	12,455,409
0.75% 2/20/28 (Reg. S) (b)	EUR	22,997,000	22,130,808
0.75% 3/20/51 (Reg. S) (b)	EUR	48,477,000	29,741,706
0.85% 6/30/20 (Reg. S) (b)	EUR	11,016,000	4,859,515
0.9% 2/20/32 (Reg. S) (b)	EUR	36,230,000	32,006,962
1.2% 10/20/25 (Reg. S) (b)	EUR	29,419,000	30,251,305
1.5% 2/20/47 (Reg. S) (b)	EUR	1,482,000	1,167,288
1.75% 10/20/23(Reg. S) (b)	EUR	8,280,000	8,790,399
2.1% 9/20/17 (Reg. S) (b)	EUR	1,020,000	797,352
3.15% 6/20/44(Reg. S) (b)	EUR	1,080,000	1,148,618
3.8% 1/26/62 (b)	EUR	11,365,000	13,910,804
4.15% 3/15/37 (b)	EUR	16,199,000	19,220,870
4.85% 3/15/26 (b)	EUR	17,828,000	20,285,357
TOTAL AUSTRIA			421,714,240
Belgium - 4.9%
Belgian Kingdom:
0% 10/22/27 (Reg. S) (b)	EUR	38,428,000	35,951,799
0% 10/22/31 (b)	EUR	706,000	578,744
0.1% 6/22/30 (Reg. S) (b)	EUR	9,500,000	8,252,264
0.2% 10/22/23 (Reg. S) (b)	EUR	6,120,000	6,428,752
0.35% 6/22/32 (b)	EUR	37,690,000	31,242,422
0.4% 6/22/40 (b)	EUR	6,768,000	4,417,390
0.65% 6/22/71 (Reg. S) (b)	EUR	1,103,000	492,874
0.8% 6/22/25 (Reg. S) (b)	EUR	51,678,000	52,870,862
0.8% 6/22/27 (b)	EUR	6,886,000	6,761,085
0.8% 6/22/28 (Reg. S) (b)	EUR	19,086,000	18,432,413
0.9% 6/22/29 (b)	EUR	29,176,000	27,648,202
1% 6/22/26 (Reg. S) (b)	EUR	10,527,000	10,646,531
1% 6/22/31(Reg. S) (b)	EUR	19,681,000	17,930,656
1.4% 6/22/53 (Reg. S) (b)	EUR	22,010,000	14,916,077
1.6% 6/22/47 (b)	EUR	9,816,000	7,489,100
1.7% 6/22/50 (b)	EUR	27,649,000	20,885,980
1.9% 6/22/38(Reg. S) (b)	EUR	8,350,000	7,390,652
2.15% 6/22/66 (b)	EUR	4,230,000	3,513,921
2.6% 6/22/24 (Reg.S) (b)	EUR	20,875,000	22,292,014
3.75% 6/22/45(Reg. S)	EUR	3,138,000	3,561,604
4.25% 3/28/41 (b)	EUR	28,360,000	33,749,432
4.5% 3/28/26 (b)	EUR	12,960,000	14,659,910
5% 3/28/35 (b)	EUR	46,949,000	58,782,381
TOTAL BELGIUM			408,895,065
Canada - 4.7%
Canadian Government:
0.25% 8/1/23	CAD	24,000	17,294
0.25% 4/1/24	CAD	37,162,000	26,123,459
0.25% 3/1/26	CAD	27,528,000	18,260,579
0.5% 9/1/25	CAD	24,391,000	16,511,392
0.5% 12/1/30 (c)	CAD	86,362,000	51,473,410
0.75% 2/1/24 (c)	CAD	50,800,000	36,090,511
1% 6/1/27	CAD	6,319,000	4,225,936
1.25% 3/1/27	CAD	30,500,000	20,598,312
1.25% 6/1/30	CAD	12,150,000	7,782,640
1.5% 6/1/26 (d)	CAD	21,563,000	14,883,725
1.5% 12/1/31	CAD	54,493,000	34,669,461
1.75% 12/1/53	CAD	13,200,000	6,868,192
2% 6/1/32	CAD	23,400,000	15,485,996
2% 12/1/51	CAD	68,669,000	38,666,631
2.25% 6/1/29	CAD	700,000	487,198
2.75% 8/1/24	CAD	68,000,000	49,138,035
2.75% 9/1/27	CAD	21,200,000	15,214,921
2.75% 12/1/64	CAD	5,346,000	3,480,151
3.5% 12/1/45	CAD	4,519,000	3,432,471
4% 6/1/41	CAD	16,281,000	13,084,922
5.75% 6/1/29	CAD	4,040,000	3,406,997
5.75% 6/1/33	CAD	14,800,000	13,236,818
TOTAL CANADA			393,139,051
Cyprus - 0.2%
Republic of Cyprus:
0% 2/9/26 (Reg. S)	EUR	5,219,000	4,980,175
0.625% 1/21/30 (Reg. S)	EUR	4,882,000	4,012,631
0.95% 1/20/32 (Reg. S)	EUR	1,900,000	1,488,395
1.25% 1/21/40 (Reg. S)	EUR	3,774,000	2,634,253
2.25% 4/16/50 (Reg. S)	EUR	3,919,000	2,977,205
2.75% 2/26/34 (Reg. S)	EUR	1,789,000	1,637,714
TOTAL CYPRUS			17,730,373
Denmark - 2.2%
Danish Kingdom:
0% 11/15/24	DKK	197,000,000	26,929,402
0% 11/15/31	DKK	50,702,000	5,767,728
0% 11/15/31 (Reg. S)	DKK	175,827,000	19,916,658
0.25% 11/15/52 (Reg. S)	DKK	148,550,000	11,466,098
0.5% 11/15/27	DKK	169,987,000	22,037,180
0.5% 11/15/29(Reg. S)	DKK	178,726,000	22,221,370
1.5% 11/15/23	DKK	98,000	13,971
1.75% 11/15/25	DKK	124,198,000	17,400,306
4.5% 11/15/39	DKK	302,764,000	54,315,482
TOTAL DENMARK			180,068,195
Estonia - 0.1%
Estonian Republic:
0.125% 6/10/30 (Reg. S)	EUR	2,467,000	2,060,319
4% 10/12/32 (Reg. S)	EUR	3,700,000	4,031,957
TOTAL ESTONIA			6,092,276
Finland - 3.1%
Finnish Government:
0% 9/15/24 (b)	EUR	7,103,000	7,261,527
0% 9/15/26 (Reg. S) (b)	EUR	17,640,000	17,015,046
0% 9/15/30 (Reg. S) (b)	EUR	11,605,000	9,873,162
0.125% 9/15/31 (Reg. S) (b)	EUR	22,467,000	18,797,564
0.125% 4/15/36 (Reg. S) (b)	EUR	23,991,000	17,398,158
0.125% 4/15/52 (Reg. S) (b)	EUR	15,600,000	7,831,840
0.25% 9/15/40 (Reg. S) (b)	EUR	27,189,000	17,701,627
0.5% 4/15/26 (Reg. S) (b)	EUR	13,649,000	13,620,589
0.5% 9/15/27 (Reg. S) (b)	EUR	13,808,000	13,259,714
0.5% 9/15/28 (Reg. S) (b)	EUR	19,079,000	17,881,091
0.5% 9/15/29 (Reg. S) (b)	EUR	19,245,000	17,561,779
0.5% 4/15/43(Reg. S) (b)	EUR	16,470,000	10,846,168
0.875% 9/15/25 (Reg. S) (b)	EUR	22,796,000	23,230,439
1.125% 4/15/34 (Reg. S) (b)	EUR	2,320,000	2,022,482
1.375% 4/15/47(Reg. S) (b)	EUR	5,710,000	4,491,907
1.5% 4/15/23 (Reg. S) (b)	EUR	68,000	72,584
1.5% 9/15/32 (Reg. S) (b)	EUR	11,660,000	10,849,956
2% 4/15/24 (Reg. S) (b)	EUR	16,654,000	17,651,116
2.75% 7/4/28 (b)	EUR	20,413,000	21,719,954
4% 7/4/25 (b)	EUR	11,067,000	12,210,932
TOTAL FINLAND			261,297,635
France - 6.5%
French Government:
OAT:
3.25% 5/25/45	EUR	14,553,000	15,491,332
4.5% 4/25/41	EUR	2,610,000	3,256,205
0% 2/25/23 (Reg. S)	EUR	63,000	67,235
0% 2/25/24 (Reg. S)	EUR	66,000	68,404
0% 2/25/25(Reg. S)	EUR	18,310,000	18,451,540
0% 3/25/25(Reg. S)	EUR	53,272,000	53,598,037
0% 2/25/26 (Reg. S)	EUR	60,900,000	59,800,201
0% 2/25/27 (Reg. S)	EUR	26,074,000	24,922,380
0% 11/25/29 (Reg. S)	EUR	40,654,000	35,888,921
0% 11/25/31 (Reg. S)	EUR	7,769,000	6,422,798
0% 5/25/32 (Reg. S)	EUR	22,900,000	18,549,708
0.5% 5/25/29 (Reg. S)	EUR	32,490,000	30,070,550
0.5% 5/25/40 (Reg. S) (b)	EUR	24,343,000	16,526,951
0.5% 6/25/44(Reg. S) (b)	EUR	7,500,000	4,674,473
0.5% 5/25/72 (b)	EUR	8,170,000	3,275,306
0.75% 2/25/28 (Reg. S)	EUR	1,900,000	1,834,509
0.75% 5/25/28 (Reg. S)	EUR	12,780,000	12,276,993
0.75% 11/25/28(Reg. S)	EUR	36,762,000	35,008,458
0.75% 5/25/52 (Reg. S)	EUR	34,264,000	19,679,013
0.75% 5/25/53 (Reg. S) (b)	EUR	7,000,000	3,910,825
1.25% 5/25/36(Reg. S) (b)	EUR	79,486,000	66,671,522
1.5% 5/25/50 (Reg. S) (b)	EUR	9,827,000	7,200,217
1.75% 6/25/39 (Reg. S) (b)	EUR	6,190,000	5,403,984
1.75% 5/25/66 (b)	EUR	4,110,000	3,001,637
2% 11/25/32 (Reg. S)	EUR	16,900,000	16,502,069
2% 5/25/48 (b)	EUR	70,000	58,545
2.5% 5/25/30	EUR	23,878,000	24,997,727
2.75% 10/25/27	EUR	40,810,000	43,642,340
3.5% 4/25/26	EUR	10,516,000	11,505,944
4.75% 4/25/35	EUR	36,000	44,402
TOTAL FRANCE			542,802,226
Germany - 5.1%
German Federal Republic:
0% 9/15/23 (Reg. S) (c)	EUR	34,151,000	35,995,204
0% 10/18/24 (Reg. S)	EUR	1,018,000	1,041,171
0% 4/11/25 (Reg. S) (c)	EUR	26,010,000	26,299,100
0% 10/10/25 (Reg. S) (c)	EUR	39,774,000	39,753,284
0% 10/9/26 (Reg. S)	EUR	12,249,000	11,939,341
0% 4/16/27 (Reg. S)	EUR	18,990,000	18,276,766
0% 8/15/29(Reg. S) (c)	EUR	14,992,000	13,664,260
0% 8/15/30 (Reg. S) (c)	EUR	31,124,000	27,728,211
0% 8/15/31	EUR	940,000	816,178
0% 2/15/32 (Reg. S)	EUR	15,890,000	13,604,771
0% 5/15/36 (Reg. S) (c)	EUR	14,965,000	11,380,324
0% 8/15/50	EUR	16,203,000	9,062,581
0% 8/15/52 (Reg. S)	EUR	14,719,000	7,870,950
0.2% 6/14/24 (Reg. S)	EUR	21,870,000	22,624,609
0.25% 2/15/27	EUR	1,710,000	1,673,529
0.25% 2/15/29 (c)	EUR	20,250,000	18,999,204
1% 8/15/24 (c)	EUR	18,270,000	19,085,560
1.25% 8/15/48 (c)(d)	EUR	4,320,000	3,596,815
1.3% 10/15/27 (Reg. S) (c)	EUR	12,400,000	12,555,877
1.7% 8/15/32 (Reg. S)	EUR	20,300,000	20,256,832
1.75% 2/15/24	EUR	5,294,000	5,620,484
2.1% 11/15/29 (Reg. S)	EUR	5,600,000	5,850,504
2.5% 7/4/44	EUR	52,000	55,608
2.5% 8/15/46	EUR	7,381,000	7,950,041
3.25% 7/4/42 (c)	EUR	18,570,000	22,050,552
4% 1/4/37	EUR	8,010,000	9,996,598
4.75% 7/4/34	EUR	650,000	848,717
4.75% 7/4/40 (c)	EUR	21,231,000	29,556,241
5.5% 1/4/31 (c)	EUR	14,881,000	19,305,309
6.5% 7/4/27 (c)	EUR	4,770,000	5,957,367
TOTAL GERMANY			423,415,988
Hong Kong - 0.2%
Hong Kong Government SAR:
0.51% 10/23/23	HKD	23,200,000	2,883,683
1.25% 6/29/27	HKD	12,800,000	1,474,775
1.59% 3/4/36	HKD	19,200,000	1,879,368
1.68% 1/21/26	HKD	33,050,000	3,964,325
1.89% 3/2/32	HKD	9,400,000	1,041,479
1.97% 1/17/29	HKD	36,000,000	4,187,742
2.02% 3/7/34	HKD	12,000,000	1,276,541
2.13% 7/16/30	HKD	4,750,000	545,395
2.22% 8/7/24	HKD	3,250,000	403,715
TOTAL HONG KONG			17,657,023
Ireland - 3.9%
Irish Republic:
0% 10/18/31 (Reg. S)	EUR	31,431,000	25,931,722
0.2% 5/15/27 (Reg. S)	EUR	7,634,000	7,300,291
0.2% 10/18/30 (Reg. S)	EUR	21,745,000	18,865,909
0.35% 10/18/32 (Reg. S)	EUR	29,012,000	24,094,282
0.4% 5/15/35 (Reg. S)	EUR	24,240,000	18,594,127
0.55% 4/22/41 (Reg. S)	EUR	18,406,000	12,375,268
0.9% 5/15/28 (Reg. S)	EUR	19,128,000	18,533,829
1% 5/15/26(Reg. S)	EUR	23,017,000	23,350,398
1.1% 5/15/29 (Reg. S)	EUR	57,029,000	54,747,895
1.5% 5/15/50 (Reg. S)	EUR	22,443,000	16,608,780
1.7% 5/15/37	EUR	4,490,000	3,964,638
2% 2/18/45 (Reg.S)	EUR	23,584,000	20,210,532
2.4% 5/15/30 (Reg. S)	EUR	10,260,000	10,626,644
3.4% 3/18/24 (Reg.S)	EUR	17,267,000	18,631,328
3.9% 3/20/23(Reg. S)	EUR	98,000	105,161
5.4% 3/13/25	EUR	42,472,000	47,951,314
TOTAL IRELAND			321,892,118
Italy - 5.9%
Italian Republic:
0% 4/15/24 (Reg. S)	EUR	36,404,000	37,462,330
0% 12/15/24 (Reg. S)	EUR	39,780,000	40,036,067
0% 4/1/26 (Reg. S)	EUR	51,571,000	49,052,223
0% 8/1/26(Reg. S)	EUR	12,600,000	11,840,461
0.25% 3/15/28 (Reg. S)	EUR	24,775,000	21,910,623
0.45% 2/15/29(Reg. S)	EUR	29,560,000	25,393,741
0.6% 6/15/23 (Reg. S)	EUR	2,152,000	2,284,995
0.6% 8/1/31 (Reg. S) (b)	EUR	20,243,000	15,873,073
0.65% 10/15/23 (Reg. S)	EUR	3,330,000	3,507,491
0.95% 8/1/30 (Reg. S)	EUR	16,920,000	14,206,122
0.95% 6/1/32 (Reg. S)	EUR	31,140,000	24,457,528
0.95% 3/1/37 (Reg. S) (b)	EUR	41,747,000	27,884,913
1.1% 4/1/27 (Reg. S)	EUR	27,790,000	26,681,164
1.45% 5/15/25	EUR	12,582,000	12,889,261
1.65% 3/1/32 (b)	EUR	1,710,000	1,452,111
1.7% 9/1/51 (Reg. S) (b)	EUR	5,786,000	3,440,050
1.8% 3/1/41 (Reg. S) (b)	EUR	28,010,000	19,425,703
2.15% 9/1/52 (Reg. S) (b)	EUR	13,410,000	8,696,443
2.15% 3/1/72 (Reg. S) (b)	EUR	4,097,000	2,453,867
2.5% 12/1/32 (Reg. S)	EUR	14,400,000	12,902,290
2.65% 12/1/27 (Reg. S)	EUR	11,500,000	11,623,621
2.7% 3/1/47 (b)	EUR	5,850,000	4,533,233
2.8% 6/15/29 (Reg. S)	EUR	16,700,000	16,481,217
3% 8/1/29	EUR	18,611,000	18,642,116
3.25% 9/1/46 (b)	EUR	9,830,000	8,432,140
4% 2/1/37 (b)	EUR	137,000	136,967
4.75% 9/1/44 (b)	EUR	13,626,000	14,558,238
5% 8/1/34 (b)	EUR	9,900,000	10,801,138
6% 5/1/31	EUR	20,409,000	24,457,945
7.25% 11/1/26	EUR	19,492,000	23,571,429
TOTAL ITALY			495,088,500
Japan - 20.6%
Japan Government:
0.005% 5/1/23	JPY	40,000,000	304,864
0.005% 8/1/23	JPY	2,602,500,000	19,837,221
0.005% 12/1/24	JPY	2,769,200,000	21,092,256
0.005% 3/20/26	JPY	676,550,000	5,144,388
0.005% 6/20/26	JPY	4,721,750,000	35,868,246
0.005% 3/20/27	JPY	5,770,000,000	43,630,239
0.005% 6/20/27	JPY	2,590,000,000	19,550,514
0.1% 3/20/24	JPY	260,000,000	1,983,144
0.1% 3/20/27	JPY	3,530,000,000	26,795,616
0.1% 6/20/27	JPY	5,020,150,000	38,046,265
0.1% 9/20/27	JPY	30,000,000	227,156
0.1% 9/20/27	JPY	5,328,100,000	40,339,125
0.1% 9/20/28	JPY	1,415,100,000	10,644,304
0.1% 6/20/31	JPY	34,532,900,000	254,234,138
0.2% 3/20/32	JPY	14,730,000,000	109,989,013
0.2% 6/20/32	JPY	3,220,000,000	24,013,339
0.2% 9/20/32	JPY	1,023,200,000	7,632,289
0.2% 6/20/36	JPY	4,474,500,000	31,046,361
0.3% 12/20/25	JPY	3,000,000,000	23,015,696
0.4% 3/20/25	JPY	10,960,000,000	84,151,655
0.4% 6/20/25	JPY	1,615,650,000	12,414,062
0.4% 6/20/41	JPY	27,727,900,000	181,537,037
0.4% 3/20/56	JPY	140,000,000	734,669
0.5% 3/20/60	JPY	597,800,000	3,133,531
0.6% 6/20/24	JPY	8,141,100,000	62,547,642
0.6% 12/20/36	JPY	8,330,000,000	60,613,381
0.7% 6/20/51	JPY	10,128,150,000	61,919,546
0.7% 3/20/61	JPY	5,773,100,000	32,353,378
0.8% 3/20/42	JPY	15,650,000,000	109,745,565
0.9% 6/20/42	JPY	3,810,000,000	27,176,587
1% 3/20/52	JPY	10,250,000,000	67,609,075
1.1% 9/20/42	JPY	533,100,000	3,928,343
1.3% 6/20/52	JPY	2,660,000,000	19,001,042
1.4% 12/20/45	JPY	970,400,000	7,387,580
1.4% 9/20/52	JPY	2,841,600,000	20,696,219
1.7% 9/20/32	JPY	200,000,000	1,694,194
1.9% 9/20/23	JPY	3,670,000,000	28,347,143
2% 12/20/24	JPY	1,548,550,000	12,250,937
2% 3/20/25	JPY	40,000,000	317,860
2.1% 6/20/27	JPY	730,000,000	6,026,116
2.3% 3/20/40	JPY	1,641,350,000	14,649,962
2.4% 6/20/28	JPY	4,480,650,000	37,989,248
2.4% 3/20/48	JPY	7,312,900,000	66,398,948
2.5% 6/20/34	JPY	8,518,600,000	77,580,014
TOTAL JAPAN			1,713,597,908
Latvia - 0.4%
Latvian Republic:
0% 3/17/31 (Reg. S)	EUR	6,978,000	5,477,551
0.25% 1/23/30 (Reg. S)	EUR	2,400,000	2,001,956
0.375% 10/7/26 (Reg. S)	EUR	16,787,000	15,875,190
1.125% 5/30/28 (Reg. S)	EUR	400,000	377,621
1.375% 9/23/25 (Reg. S)	EUR	1,420,000	1,433,443
1.375% 5/16/36 (Reg. S)	EUR	1,633,000	1,312,126
1.875% 2/19/49 (Reg. S)	EUR	3,478,000	2,621,940
2.25% 2/15/47(Reg. S)	EUR	1,080,000	900,360
TOTAL LATVIA			30,000,187
Lithuania - 0.3%
Lithuanian Republic:
0.5% 7/28/50 (Reg. S)	EUR	2,285,000	1,098,992
0.75% 5/6/30 (Reg. S)	EUR	5,762,000	5,020,312
0.75% 7/15/51(Reg. S)	EUR	2,250,000	1,197,934
0.95% 5/26/27 (Reg. S)	EUR	1,116,000	1,069,411
1.625% 6/19/49 (Reg. S)	EUR	1,009,000	707,320
2.1% 5/26/47 (Reg. S)	EUR	3,903,000	3,144,703
2.125% 10/29/26 (Reg. S)	EUR	4,140,000	4,271,846
2.125% 10/22/35 (Reg. S)	EUR	6,210,000	5,529,319
4.125% 4/25/28 (Reg. S)	EUR	5,200,000	5,694,366
TOTAL LITHUANIA			27,734,203
Luxembourg - 0.3%
Grand Duchy of Luxembourg:
0% 4/28/25 (Reg. S)	EUR	174,000	173,338
0% 11/13/26 (Reg. S)	EUR	3,426,000	3,271,551
0% 4/28/30 (Reg. S)	EUR	1,879,000	1,621,734
0% 3/24/31 (Reg. S)	EUR	9,303,000	7,817,102
0% 9/14/32 (Reg. S)	EUR	2,297,000	1,842,085
0.625% 2/1/27 (Reg. S)	EUR	5,651,000	5,495,563
1.375% 5/25/29 (Reg. S)	EUR	3,870,000	3,764,667
1.75% 5/25/42 (Reg. S)	EUR	3,330,000	2,924,290
2.125% 7/10/23 (Reg. S)	EUR	56,000	59,844
TOTAL LUXEMBOURG			26,970,174
Netherlands - 4.6%
Dutch Government:
0% 1/15/24(Reg. S) (b)	EUR	5,969,000	6,218,366
0% 1/15/26	EUR	23,520,000	23,189,996
0% 1/15/27 (Reg. S) (b)	EUR	2,084,000	2,003,497
0% 1/15/29	EUR	4,200,000	3,821,462
0% 7/15/30 (Reg. S) (b)	EUR	30,013,000	26,144,970
0% 7/15/31 (Reg. S) (b)	EUR	6,951,000	5,885,354
0% 1/15/38 (Reg. S) (b)	EUR	30,030,000	21,054,091
0% 1/15/52 (Reg. S) (b)	EUR	17,727,000	9,186,787
0.25% 7/15/25 (b)	EUR	35,050,000	35,333,400
0.25% 7/15/29(Reg. S) (b)	EUR	1,900,000	1,736,180
0.5% 7/15/26(Reg. S) (b)	EUR	9,511,000	9,450,152
0.5% 7/15/32 (Reg. S) (b)	EUR	24,500,000	21,194,038
0.5% 1/15/40 (Reg. S) (b)	EUR	42,689,000	31,498,556
0.75% 7/15/27 (Reg. S) (b)	EUR	27,602,000	27,174,327
0.75% 7/15/28 (b)	EUR	70,454,000	68,095,502
1.75% 7/15/23 (Reg. S) (b)	EUR	39,000	41,607
2% 7/15/24 (b)	EUR	25,646,000	27,161,042
2% 1/15/54 (Reg. S) (b)	EUR	7,500,000	6,942,778
2.5% 1/15/33 (b)	EUR	11,430,000	11,860,292
2.75% 1/15/47 (b)	EUR	18,665,000	20,175,753
3.75% 1/15/42 (b)	EUR	10,930,000	13,267,010
4% 1/15/37 (b)	EUR	9,670,000	11,649,919
TOTAL NETHERLANDS			383,085,079
New Zealand - 2.1%
New Zealand Government:
0.25% 5/15/28	NZD	24,200,000	12,294,891
0.5% 5/15/24	NZD	62,689,000	37,402,823
0.5% 5/15/26	NZD	51,379,000	28,412,479
1.5% 5/15/31	NZD	16,100,000	8,133,558
1.75% 5/15/41	NZD	9,264,000	3,775,119
2% 5/15/32	NZD	41,113,000	21,216,229
2.75% 4/15/37 (Reg. S)	NZD	45,131,000	23,051,592
2.75% 5/15/51	NZD	13,200,000	6,006,350
3% 4/20/29	NZD	39,494,000	23,046,194
3.5% 4/14/33 (Reg. S)	NZD	10,400,000	6,072,808
4.5% 4/15/27	NZD	12,600,000	7,976,461
TOTAL NEW ZEALAND			177,388,504
Norway - 1.4%
Kingdom of Norway:
1.25% 9/17/31 (Reg. S) (b)	NOK	12,161,000	1,061,307
1.375% 8/19/30 (Reg. S) (b)	NOK	230,881,000	20,704,017
1.5% 2/19/26 (Reg. S) (b)	NOK	76,672,000	7,461,683
1.75% 3/13/25 (Reg. S) (b)	NOK	199,500,000	19,782,610
1.75% 2/17/27 (Reg. S) (b)	NOK	263,382,000	25,537,924
1.75% 9/6/29 (Reg. S) (b)	NOK	75,590,000	7,077,597
2% 5/24/23 (b)	NOK	214,000	21,748
2% 4/26/28 (Reg. S) (b)	NOK	45,900,000	4,435,482
2.125% 5/18/32(Reg. S) (b)	NOK	142,533,000	13,316,931
3% 3/14/24 (b)	NOK	101,148,000	10,306,012
3.5% 10/6/42 (Reg. S) (b)	NOK	36,600,000	3,834,034
TOTAL NORWAY			113,539,345
Portugal - 4.7%
Portugal Obrigacoes Do Tesouro:
0.3% 10/17/31 (Reg. S) (b)	EUR	2,477,000	2,032,909
0.475% 10/18/30 (Reg. S) (b)	EUR	31,391,000	27,174,607
0.7% 10/15/27 (Reg. S) (b)	EUR	56,405,000	54,454,009
0.9% 10/12/35 (Reg. S) (b)	EUR	20,277,000	15,679,572
1% 4/12/52 (Reg. S) (b)	EUR	10,015,000	5,336,908
1.15% 4/11/42 (Reg. S) (b)	EUR	12,100,000	8,253,946
1.65% 7/16/32 (Reg. S) (b)	EUR	45,340,000	41,288,820
1.95% 6/15/29 (Reg. S) (b)	EUR	46,574,000	46,523,967
2.875% 10/15/25 (Reg. S) (b)	EUR	78,288,000	83,803,389
2.875% 7/21/26(Reg. S) (b)	EUR	4,950,000	5,299,692
3.875% 2/15/30(Reg. S) (b)	EUR	16,065,000	17,940,368
4.1% 2/15/45(Reg. S) (b)	EUR	9,047,000	10,090,175
5.65% 2/15/24 (Reg. S) (b)	EUR	27,350,000	30,188,932
Republic of Portugal:
2.125% 10/17/28 (b)	EUR	17,585,000	17,950,843
4.1% 4/15/37 (b)	EUR	24,573,000	27,162,525
TOTAL PORTUGAL			393,180,662
Singapore - 3.2%
Republic of Singapore:
, yield at date of purchase 2.1345% to 3.2056% 10/1/51	SGD	27,600,000	18,171,614
1.625% 7/1/31	SGD	77,154,000	51,267,030
1.75% 2/1/23	SGD	109,000	81,199
1.875% 3/1/50	SGD	19,850,000	12,893,460
2% 2/1/24	SGD	28,300,000	20,848,019
2.125% 6/1/26	SGD	65,913,000	48,049,465
2.25% 8/1/36	SGD	8,615,000	5,843,136
2.375% 7/1/39	SGD	5,400,000	3,729,282
2.625% 8/1/32	SGD	12,800,000	9,190,408
2.75% 4/1/42	SGD	36,617,000	27,913,833
2.875% 9/1/27	SGD	27,500,000	20,578,393
2.875% 7/1/29	SGD	3,553,000	2,624,827
3% 9/1/24	SGD	38,900,000	28,990,868
3.5% 3/1/27	SGD	18,124,000	13,883,249
TOTAL SINGAPORE			264,064,783
Slovakia - 1.5%
Slovakia Republic:
0% 6/17/24 (Reg. S)	EUR	6,882,000	7,041,720
0.125% 6/17/27 (Reg. S)	EUR	8,670,000	8,020,840
0.25% 5/14/25 (Reg. S)	EUR	35,344,000	35,173,688
0.375% 4/21/36(Reg. S)	EUR	5,220,000	3,500,334
1% 6/12/28 (Reg. S)	EUR	5,130,000	4,827,522
1% 10/9/30 (Reg. S)	EUR	21,333,000	18,769,405
1% 5/14/32 (Reg. S)	EUR	18,381,000	15,639,570
1% 10/13/51 (Reg. S)	EUR	4,320,000	2,269,177
1.375% 1/21/27	EUR	3,150,000	3,127,380
1.875% 3/9/37 (Reg. S)	EUR	4,837,000	4,006,737
2% 10/17/47 (Reg. S)	EUR	8,534,000	6,397,623
2.25% 6/12/68 (Reg. S)	EUR	1,282,000	984,885
3% 2/28/23 (Reg. S)	EUR	429,000	459,280
3.625% 1/16/29 (Reg. S)	EUR	14,171,000	15,281,600
3.875% 2/8/33 (Reg. S)	EUR	3,054,000	3,277,164
TOTAL SLOVAKIA			128,776,925
Slovenia - 0.9%
Republic of Slovenia:
0% 2/12/31 (Reg. S)	EUR	5,375,000	4,232,255
0.125% 7/1/31(Reg. S)	EUR	6,660,000	5,229,908
0.4875% 10/20/50 (Reg. S)	EUR	6,065,000	2,754,220
0.6875% 3/3/81(Reg. S)	EUR	1,748,000	597,948
0.875% 7/15/30 (Reg. S)	EUR	8,718,000	7,533,685
1% 3/6/28(Reg. S)	EUR	9,000,000	8,570,065
1.1875% 3/14/29 (Reg. S)	EUR	4,421,000	4,130,017
1.5% 3/25/35 (Reg. S)	EUR	6,884,000	5,583,447
1.75% 11/3/40 (Reg. S)	EUR	6,840,000	5,049,972
2.125% 7/28/25 (Reg. S)	EUR	261,000	277,486
2.25% 3/3/32 (Reg. S)	EUR	6,950,000	6,567,744
3.125% 8/7/45 (Reg. S)	EUR	6,338,000	5,814,463
4.625% 9/9/24	EUR	2,655,000	2,947,115
5.125% 3/30/26 (Reg. S)	EUR	12,292,000	14,098,766
TOTAL SLOVENIA			73,387,091
Spain - 4.7%
Spanish Kingdom:
0% 4/30/23	EUR	16,000	17,000
0% 5/31/24	EUR	25,154,000	25,863,003
0% 1/31/25	EUR	7,857,000	7,920,613
0% 5/31/25	EUR	20,610,000	20,541,110
0% 1/31/26	EUR	32,671,000	31,891,370
0% 1/31/27	EUR	31,580,000	29,838,357
0% 1/31/28	EUR	10,708,000	9,786,579
0.35% 7/30/23	EUR	580,000	613,423
0.5% 10/31/31 (Reg. S) (b)	EUR	7,736,000	6,445,269
0.6% 10/31/29 (Reg. S) (b)	EUR	19,277,000	17,354,337
0.7% 4/30/32 (Reg. S) (b)	EUR	22,230,000	18,534,579
0.8% 7/30/27 (Reg. S) (b)	EUR	23,656,000	22,855,388
0.8% 7/30/29	EUR	24,230,000	22,176,138
0.85% 7/30/37 (Reg. S) (b)	EUR	29,474,000	20,984,319
1% 7/30/42(Reg. S) (b)	EUR	15,660,000	10,227,257
1% 10/31/50 (Reg. S) (b)	EUR	15,809,000	8,814,719
1.2% 10/31/40 (Reg. S) (b)	EUR	600,000	420,291
1.25% 10/31/30 (Reg. S) (b)	EUR	17,815,000	16,368,715
1.4% 4/30/28 (Reg. S) (b)	EUR	14,259,000	13,959,643
1.45% 4/30/29 (Reg. S) (b)	EUR	8,730,000	8,421,758
1.45% 10/31/71 (Reg. S) (b)	EUR	9,459,000	4,695,040
1.9% 10/31/52 (Reg. S) (b)	EUR	2,600,000	1,782,398
1.95% 4/30/26 (Reg. S) (b)	EUR	11,790,000	12,205,413
2.55% 10/31/32 (Reg. S) (b)	EUR	17,900,000	17,537,079
2.7% 10/31/48 (b)	EUR	3,843,000	3,355,011
2.75% 10/31/24 (Reg. S) (b)	EUR	15,259,000	16,282,610
2.9% 10/31/46(Reg. S) (b)	EUR	720,000	662,952
3.45% 7/30/43 (Reg. S) (b)	EUR	2,700,000	2,679,229
4.2% 1/31/37 (b)	EUR	6,230,000	6,987,424
5.15% 10/31/44 (b)	EUR	14,225,000	18,122,838
5.75% 7/30/32	EUR	6,620,000	8,421,736
6% 1/31/29	EUR	6,030,000	7,454,044
TOTAL SPAIN			393,219,642
Sweden - 1.5%
Sweden Kingdom:
0.125% 5/12/31 (Reg. S) (b)	SEK	176,865,000	14,060,525
0.5% 11/24/45 (b)	SEK	48,860,000	3,231,034
0.75% 5/12/28 (b)	SEK	122,560,000	10,719,807
0.75% 11/12/29 (b)	SEK	209,120,000	17,930,317
1% 11/12/26 (Reg. S) (b)	SEK	276,075,000	24,880,496
1.375% 6/23/71 (b)	SEK	25,210,000	1,422,174
1.5% 11/13/23 (b)	SEK	745,000	70,558
1.75% 11/11/33 (Reg. S) (b)	SEK	91,000,000	8,205,902
2.25% 6/1/32 (b)	SEK	87,865,000	8,342,116
2.5% 5/12/25 (b)	SEK	223,435,000	21,270,290
3.5% 3/30/39 (b)	SEK	108,125,000	12,095,357
TOTAL SWEDEN			122,228,576
Switzerland - 2.4%
Switzerland Confederation:
0% 7/24/39 (Reg. S)	CHF	2,070,000	1,713,857
0.25% 6/23/35(Reg. S)	CHF	7,110,000	6,498,155
0.5% 5/27/30 (Reg. S)	CHF	9,095,000	9,128,915
0.5% 6/27/32	CHF	27,300,000	26,742,515
0.5% 6/28/45	CHF	6,536,000	5,621,108
0.5% 5/24/55(Reg. S)	CHF	6,700,000	5,406,954
0.5% 5/30/58 (Reg. S)	CHF	3,907,000	3,075,715
1.25% 6/11/24	CHF	9,855,000	10,660,112
1.25% 5/28/26	CHF	5,574,000	6,004,114
1.25% 6/27/37 (Reg. S)	CHF	6,501,000	6,679,792
1.5% 7/24/25	CHF	12,549,000	13,635,408
1.5% 4/30/42	CHF	9,324,000	9,904,525
2% 6/25/64 (Reg. S)	CHF	2,842,000	3,574,813
2.25% 6/22/31(Reg. S)	CHF	16,319,000	18,617,973
2.5% 3/8/36 (Reg. S)	CHF	3,128,000	3,722,951
3.25% 6/27/27	CHF	18,987,000	22,152,356
3.5% 4/8/33	CHF	5,504,000	7,015,048
4% 2/11/23	CHF	99,000	107,408
4% 4/8/28	CHF	7,110,000	8,669,794
4% 1/6/49 (Reg. S)	CHF	19,826,000	32,535,524
TOTAL SWITZERLAND			201,467,037
United Kingdom - 4.1%
United Kingdom, Great Britain and Northern Ireland:
0.125% 1/31/24 (Reg. S)	GBP	15,456,000	17,973,612
0.125% 1/31/28 (Reg. S)	GBP	7,096,000	7,193,419
0.375% 10/22/26 (Reg. S)	GBP	5,740,000	6,139,541
0.375% 10/22/30 (Reg. S)	GBP	4,377,000	4,133,778
0.5% 1/31/29(Reg. S)	GBP	24,400,000	24,382,724
0.5% 10/22/61 (Reg. S)	GBP	1,816,000	781,362
0.625% 6/7/25 (c)	GBP	38,580,000	43,534,981
0.625% 7/31/35 (Reg. S)	GBP	155,000	126,167
0.75% 7/22/23(Reg. S)	GBP	3,120,000	3,719,835
0.875% 1/31/46 (Reg. S)	GBP	17,192,000	10,997,788
1% 4/22/24(Reg. S)	GBP	26,226,000	30,642,823
1.25% 7/22/27	GBP	18,140,000	19,755,739
1.25% 10/22/41 (Reg. S) (c)	GBP	49,057,000	37,597,276
1.25% 7/31/51(Reg. S)	GBP	59,140,000	38,615,693
1.625% 10/22/28	GBP	3,570,000	3,875,983
1.625% 10/22/71 (Reg. S)	GBP	21,072,000	14,131,428
3.5% 7/22/68	GBP	1,510,000	1,746,835
4.25% 6/7/32	GBP	6,000,000	7,588,995
4.25% 3/7/36 (Reg. S)	GBP	3,699,000	4,623,056
4.25% 12/7/40	GBP	3,110,000	3,844,468
4.25% 12/7/49 (Reg. S)	GBP	15,124,000	18,951,195
4.5% 9/7/34	GBP	4,130,000	5,291,767
4.75% 12/7/30	GBP	22,792,000	29,705,763
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	4,840,000	4,376,201
TOTAL UNITED KINGDOM			339,730,429
TOTAL GOVERNMENT OBLIGATIONS (Cost $9,889,321,997)			8,295,623,008

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (e) (Cost $77,361,656)	77,346,187	77,361,656

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $9,966,683,653)	8,372,984,664
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(38,580,233)
NET ASSETS - 100.0%	8,334,404,431

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	346	Mar 2023	42,870,987	(1,433,058)	(1,433,058)
ICE Long Gilt Contracts (United Kingdom)	460	Mar 2023	55,556,088	(3,845,843)	(3,845,843)

TOTAL FUTURES CONTRACTS					(5,278,901)
The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	633,920,585	USD	428,593,708	Bank of America, N.A.	1/04/23	3,011,124
CAD	584,518,000	USD	430,996,903	Citibank, N. A.	1/04/23	700,290
CHF	198,396,000	USD	214,738,688	HSBC Bank	1/04/23	(175,340)
DKK	1,319,393,000	USD	189,216,441	Bank of America, N.A.	1/04/23	711,727
DKK	21,215,000	USD	3,004,718	State Street Bank and Trust Co	1/04/23	49,206
EUR	23,666,000	USD	24,694,236	Bank of America, N.A.	1/04/23	639,034
EUR	25,152,000	USD	26,491,897	Brown Brothers Harriman & Co	1/04/23	432,061
EUR	4,369,574,000	USD	4,659,276,756	State Street Bank and Trust Co	1/04/23	18,133,717
GBP	310,163,000	USD	374,041,070	State Street Bank and Trust Co	1/04/23	930,488
HKD	137,040,781	USD	17,582,229	HSBC Bank	1/04/23	(25,166)
JPY	3,293,950,000	USD	23,702,171	Canadian Imperial Bk. of Comm.	1/04/23	1,396,503
JPY	234,251,750,000	USD	1,757,723,043	HSBC Bank	1/04/23	27,188,188
JPY	822,800,000	USD	6,051,390	JPMorgan Chase Bank, N.A.	1/04/23	218,040
JPY	902,750,000	USD	6,827,616	JPMorgan Chase Bank, N.A.	1/04/23	51,004
NOK	1,127,000,000	USD	113,889,922	Bank of America, N.A.	1/04/23	1,147,641
NZD	286,922,000	USD	182,100,786	Bank of America, N.A.	1/04/23	65,992
SEK	1,310,193,568	USD	125,236,080	Bank of America, N.A.	1/04/23	323,326
SGD	11,414,000	USD	8,329,931	Canadian Imperial Bk. of Comm.	1/04/23	191,795
SGD	379,188,674	USD	281,610,601	State Street Bank and Trust Co	1/04/23	1,492,784
USD	408,930,007	AUD	615,673,000	Bank of America, N.A.	1/04/23	(10,250,957)
USD	12,644,777	AUD	18,774,000	State Street Bank and Trust Co	1/04/23	(137,501)
USD	15,259,309	CAD	20,826,000	Bank of America, N.A.	1/04/23	(121,784)
USD	421,168,559	CAD	563,692,000	HSBC Bank	1/04/23	4,852,459
USD	1,826,927	CHF	1,712,000	Bank of America, N.A.	1/04/23	(24,585)
USD	207,606,160	CHF	196,684,000	State Street Bank and Trust Co	1/04/23	(5,105,677)
USD	185,842,713	DKK	1,340,608,000	Bank of America, N.A.	1/04/23	(7,139,380)
USD	111,292,800	EUR	107,784,000	BNP Paribas S.A.	1/04/23	(4,084,582)
USD	4,415,637,478	EUR	4,277,185,000	JPMorgan Chase Bank, N.A.	1/04/23	(162,875,190)
USD	35,418,804	EUR	33,617,000	State Street Bank and Trust Co	1/04/23	(566,514)
USD	3,746,542	GBP	3,110,000	Bank of America, N.A.	1/04/23	(13,292)
USD	341,107,003	GBP	286,541,000	HSBC Bank	1/04/23	(5,306,738)
USD	13,848,967	GBP	11,621,000	JPMorgan Chase Bank, N.A.	1/04/23	(200,241)
USD	10,593,361	GBP	8,665,000	State Street Bank and Trust Co	1/04/23	117,809
USD	17,539,329	HKD	137,121,000	Brown Brothers Harriman & Co	1/04/23	(28,012)
USD	1,701,358,620	JPY	239,271,250,000	State Street Bank and Trust Co	1/04/23	(121,799,335)
USD	100,843,125	NOK	1,022,515,000	Bank of America, N.A.	1/04/23	(3,529,221)
USD	10,445,627	NOK	104,485,000	Bank of America, N.A.	1/04/23	(219,590)
USD	169,737,926	NZD	275,954,000	Bank of America, N.A.	1/04/23	(5,465,269)
USD	6,976,249	NZD	10,968,000	Bank of America, N.A.	1/04/23	12,666
USD	123,347,392	SEK	1,310,196,000	HSBC Bank	1/04/23	(2,212,247)
USD	267,428,784	SGD	368,822,000	State Street Bank and Trust Co	1/04/23	(7,934,812)
USD	16,816,959	SGD	22,793,000	State Street Bank and Trust Co	1/04/23	(200,362)
AUD	15,281,000	USD	10,408,296	Bank of America, N.A.	2/01/23	8,595
CHF	9,269,000	USD	10,054,825	Brown Brothers Harriman & Co	2/01/23	2,556
DKK	59,437,000	USD	8,565,178	Bank of America, N.A.	2/01/23	10,582
EUR	173,646,000	USD	186,007,859	Bank of America, N.A.	2/01/23	250,096
GBP	16,470,000	USD	19,895,266	Brown Brothers Harriman & Co	2/01/23	32,204
JPY	4,166,400,000	USD	31,714,255	Brown Brothers Harriman & Co	2/01/23	156,222
USD	429,428,246	AUD	634,498,000	Bank of America, N.A.	2/01/23	(3,102,106)
USD	431,774,839	CAD	585,491,000	Citibank, N. A.	2/01/23	(700,887)
USD	215,034,212	CHF	198,085,000	HSBC Bank	2/01/23	100,972
USD	189,501,806	DKK	1,318,654,000	Bank of America, N.A.	2/01/23	(757,808)
USD	4,665,556,979	EUR	4,366,933,000	State Street Bank and Trust Co	2/01/23	(18,547,524)
USD	374,190,707	GBP	310,058,000	State Street Bank and Trust Co	2/01/23	(956,321)
USD	17,884,764	HKD	139,319,000	HSBC Bank	2/01/23	23,950
USD	1,764,049,923	JPY	234,243,250,000	HSBC Bank	2/01/23	(27,771,330)
USD	114,033,963	NOK	1,127,228,000	Bank of America, N.A.	2/01/23	(1,166,132)
USD	182,560,678	NZD	287,556,000	Bank of America, N.A.	2/01/23	(89,142)
USD	127,348,958	SEK	1,330,235,000	Bank of America, N.A.	2/01/23	(351,064)
USD	281,615,139	SGD	379,023,000	State Street Bank and Trust Co	2/01/23	(1,514,896)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(330,121,974)

Unrealized Appreciation						62,251,031
Unrealized Depreciation						(392,373,005)
For the period, the average contract value for forward foreign currency contracts was $17,518,046,424. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
JPY	-	Japanese yen
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
SEK	-	Swedish krona
SGD	-	Singapore dollar
USD	-	U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,530,475,145 or 30.4% of net assets.

(c)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $259,781,458.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,613,399.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	12,953,038	7,343,201,982	7,278,793,364	967,188	-	-	77,361,656	0.2%
Total	12,953,038	7,343,201,982	7,278,793,364	967,188	-	-	77,361,656

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Government Obligations	8,295,623,008	-	8,295,623,008	-

Money Market Funds	77,361,656	77,361,656	-	-
Total Investments in Securities:	8,372,984,664	77,361,656	8,295,623,008	-
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	62,251,031	-	62,251,031	-
Total Assets	62,251,031	-	62,251,031	-

Liabilities
Futures Contracts	(5,278,901)	(5,278,901)	-	-
Forward Foreign Currency Contracts	(392,373,005)	-	(392,373,005)	-
Total Liabilities	(397,651,906)	(5,278,901)	(392,373,005)	-
Total Derivative Instruments:	(335,400,875)	(5,278,901)	(330,121,974)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	62,251,031	(392,373,005)
Total Foreign Exchange Risk	62,251,031	(392,373,005)
Interest Rate Risk
Futures Contracts (b)	0	(5,278,901)
Total Interest Rate Risk	0	(5,278,901)
Total Value of Derivatives	62,251,031	(397,651,906)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received (a) ($)	Collateral Pledged (a) ($)	Net (b) ($)
HSBC Bank	32,165,569	(35,490,821)	-	-	(3,325,252)
State Street Bank and Trust Co	20,724,004	(156,762,942)	-	93,655,277	(42,383,661)
Bank of America, N.A.	6,180,783	(32,230,330)	-	18,753,630	(7,295,917)
Canadian Imperial Bk. of Comm.	1,588,298	-	-	-	1,588,298
Citibank, N. A.	700,290	(700,887)	-	-	(597)
Brown Brothers Harriman & Co	623,043	(28,012)	-	-	595,031
JPMorgan Chase Bank, N.A.	269,044	(163,075,431)	-	143,844,582	(18,961,805)
BNP Paribas S.A.	-	(4,084,582)	-	3,527,969	(556,613)
Exchange Traded Futures	-	(5,278,901)	-	4,613,399	(665,502)
Total	$62,251,031	$(397,651,906)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
			December 31, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $9,889,321,997)		8,295,623,008
Fidelity Central Funds (cost $77,361,656)		77,361,656

Total Investment in Securities (cost $9,966,683,653)			$8,372,984,664
Foreign currency held at value (cost $3,346,841)			3,371,856
Receivable for investments sold			163,165,154
Unrealized appreciation on forward foreign currency contracts			62,251,031
Receivable for fund shares sold			78,130,810
Interest receivable			49,917,456
Distributions receivable from Fidelity Central Funds			309,189
Receivable from investment adviser for expense reductions			26,169
Total assets			8,730,156,329
Liabilities
Unrealized depreciation on forward foreign currency contracts		$392,373,005
Payable for fund shares redeemed		3,030,825
Payable for daily variation margin on futures contracts		157,504
Other payables and accrued expenses		190,564
Total Liabilities			395,751,898
Net Assets			$8,334,404,431
Net Assets consist of:
Paid in capital			$9,502,373,740
Total accumulated earnings (loss)			(1,167,969,309)
Net Assets			$8,334,404,431
Net Asset Value , offering price and redemption price per share ($8,334,404,431 ÷ 991,126,433 shares)			$8.41

Statement of Operations
		Year ended December 31, 2022
Investment Income
Interest		$57,128,121
Income from Fidelity Central Funds		967,188
Income before foreign taxes withheld		58,095,309
Less foreign taxes withheld		(1,668,953)
Total Income		56,426,356
Expenses
Custodian fees and expenses	509,621
Independent trustees' fees and expenses	23,010
Total expenses before reductions	532,631
Expense reductions	(283,090)
Total expenses after reductions		249,541
Net Investment income (loss)		56,176,815
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(268,730,638)
Forward foreign currency contracts	959,309,554
Foreign currency transactions	4,741,840
Futures contracts	3,309,654
Total net realized gain (loss)		698,630,410
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,514,211,675)
Forward foreign currency contracts	(316,981,071)
Assets and liabilities in foreign currencies	1,923,006
Futures contracts	(5,278,901)
Total change in net unrealized appreciation (depreciation)		(1,834,548,641)
Net gain (loss)		(1,135,918,231)
Net increase (decrease) in net assets resulting from operations		$(1,079,741,416)
Statement of Changes in Net Assets

	Year ended December 31, 2022	For the period August 31, 2021 (commencement of operations) through December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,176,815	$1,606,869
Net realized gain (loss)	698,630,410	68,971,609
Change in net unrealized appreciation (depreciation)	(1,834,548,641)	(92,772,871)
Net increase (decrease) in net assets resulting from operations	(1,079,741,416)	(22,194,393)
Distributions to shareholders	(63,041,158)	(2,963,679)
Share transactions
Proceeds from sales of shares	5,973,560,658	4,817,445,515
Reinvestment of distributions	63,041,158	2,963,679
Cost of shares redeemed	(1,260,957,359)	(93,708,574)
Net increase (decrease) in net assets resulting from share transactions	4,775,644,457	4,726,700,620
Total increase (decrease) in net assets	3,632,861,883	4,701,542,548

Net Assets
Beginning of period	4,701,542,548	-
End of period	$8,334,404,431	$4,701,542,548

Other Information
Shares
Sold	648,488,407	487,636,716
Issued in reinvestment of distributions	7,336,551	300,576
Redeemed	(143,145,897)	(9,489,920)
Net increase (decrease)	512,679,061	478,447,372

Financial Highlights
Fidelity® Series International Developed Markets Bond Index Fund

Years ended December 31,	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.066	.007
Net realized and unrealized gain (loss)	(1.420)	(.169)
Total from investment operations	(1.354)	(.162)
Distributions from net investment income	(.066)	(.008)
Total distributions	(.066)	(.008)
Net asset value, end of period	$8.41	$9.83
Total Return D,E	(13.79)%	(1.62)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.01%	.01% H
Expenses net of fee waivers, if any I	-%	-% H
Expenses net of all reductions I	-%	-% H
Net investment income (loss)	.74%	.21% H
Supplemental Data
Net assets, end of period (000 omitted)	$8,334,404	$4,701,543
Portfolio turnover rate J	22%	2% K

A For the period August 31, 2021 (commencement of operations) through December 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount represents less than .005%.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Notes to Financial Statements
For the period ended December 31, 2022

1. Organization.
Fidelity Series International Developed Markets Bond Index Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards and   losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$53,278,093
Gross unrealized depreciation	(1,238,845,584)
Net unrealized appreciation (depreciation)	$(1,185,567,491)
Tax Cost	$9,966,399,250

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$112,631,697
Capital loss carryforward	$(96,811,867)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,183,789,139)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(75,462,565)
Long-term	(21,349,302)
Total capital loss carryforward	$(96,811,867)

The tax character of distributions paid was as follows:

	December 31, 2022	December 31, 2021 A
Ordinary Income	$63,041,158	$2,963,679

A   For the period August 31, 2021 (commencement of operations) through December 31, 2021.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series International Developed Markets Bond Index Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	$959,309,554	$(316,981,071)
Total Foreign Exchange Risk	959,309,554	(316,981,071)
Interest Rate Risk
Futures Contracts	3,309,654	(5,278,901)
Total Interest Rate Risk	3,309,654	(5,278,901)
Totals	$962,619,208	$(322,259,972)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Developed Markets Bond Index Fund	7,983,962,228	1,618,916,148

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $283,090.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risks of Investing in European Countries.
There continues to be uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of investments in the region or with exposure to the region.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Series International Developed Markets Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series International Developed Markets Bond Index Fund (the "Fund"), a fund of Fidelity School Street Trust, including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period from August 31, 2021 (commencement of operations) through December 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from August 31, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 295 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022

Fidelity® Series International Developed Markets Bond Index Fund	-%- D
Actual		$ 1,000	$ 960.30	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund designates $1,182,261 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.
The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series International Developed Markets Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through April 30, 2025.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9901932.101
IDM-ANN-0323

Item 2.

Code of Ethics

As of the end of the period, December 31, 2022, Fidelity School Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series International Developed Markets Bond Index Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series International Developed Markets Bond Index Fund	$73,200	$-	$10,100	$1,700

December 31, 2021 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series International Developed Markets Bond Index Fund	$-	$-	$-	$500

A Amounts may reflect rounding.
B Fidelity Series International Developed Markets Bond Index Fund commenced operations on August 31, 2021.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Multi-Asset Income Fund, Fidelity Global Credit Fund, Fidelity Intermediate Municipal Income Fund and Fidelity Series International Credit Fund (the “Funds”):

Services Billed by PwC

December 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Advisor Multi-Asset Income Fund	$52,500	$4,600	$13,000	$2,100
Fidelity Global Credit Fund	$81,100	$6,800	$13,400	$3,000
Fidelity Intermediate Municipal Income Fund	$47,500	$3,800	$5,300	$1,700
Fidelity Series International Credit Fund	$75,000	$6,300	$11,500	$2,800

December 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Advisor Multi-Asset Income Fund	$50,400	$4,800	$10,500	$2,100
Fidelity Global Credit Fund	$78,800	$7,300	$13,000	$3,100
Fidelity Intermediate Municipal Income Fund	$46,200	$4,100	$5,100	$1,800
Fidelity Series International Credit Fund	$73,000	$6,700	$11,200	$2,900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2022A	December 31, 2021 A,B
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Series International Developed Markets Bond Index Fund’s commencement of operations.

Services Billed by PwC

	December 31, 2022A	December 31, 2021A
Audit-Related Fees	$7,914,600	$8,522,600
Tax Fees	$1,000	$354,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2022A	December 31, 2021A,B
Deloitte Entities	$469,400	$522,100
PwC	$12,957,300	$14,192,100

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Series International Developed Markets Bond Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 21, 2023